UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Equity Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total Market Plus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

September 30, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 21.54%
Federal Home Loan Mortgage Corporation (FHLMC): 3.23%
	FHLMC
$ 194,000	0.415%, 09/01/37(a)	$195,693
212,693	0.415%, 09/01/37(a)	216,871
1,000,000	1.200%, 11/19/18	985,150
1,027	1.770%, 08/01/17(a)	1,028
28,076	1.875%, 08/01/17(a)	29,546
3,885	1.875%, 10/01/16(a)	3,893
14,548	1.934%, 04/01/16(a)	14,640
1,956	1.942%, 01/01/26(a)	2,027
49,739	1.948%, 07/01/19(a)	49,769
4,974	1.951%, 12/01/30(a)	5,176
10,717	2.000%, 01/01/23(a)	11,019
8,863	2.000%, 07/01/18(a)	9,167
8,912	2.036%, 10/01/28(a)	9,353
22,297	2.063%, 08/01/19(a)	22,414
10,116	2.120%, 05/01/23(a)	10,341
2,144	2.125%, 05/01/18(a)	2,175
11,468	2.125%, 02/01/16(a)	11,710
16,402	2.125%, 07/01/19(a)	16,761
22,541	2.163%, 03/01/25(a)	23,169
8,638	2.164%, 06/01/36(a)	9,162
617	2.185%, 03/01/17(a)	620
12,718	2.216%, 12/01/29(a)	13,420
39,199	2.231%, 09/01/28(a)	41,162
13,614	2.260%, 05/01/24(a)	13,942
1,299	2.265%, 09/01/30(a)	1,375
6,247	2.265%, 12/01/18(a)	6,551
23,175	2.273%, 08/01/26(a)	24,330
28,981	2.276%, 11/01/25(a)	30,568
10,283	2.280%, 12/01/20(a)	10,737
2,646	2.281%, 09/01/27(a)	2,833
1,243	2.285%, 10/01/22(a)	1,315
17,619	2.290%, 02/01/26(a)	18,708
1,198	2.290%, 06/01/18(a)	1,202
2,436	2.302%, 12/01/27(a)	2,540
19,096	2.321%, 08/01/30(a)	20,349
9,000	2.325%, 10/01/27(a)	9,446
3,102	2.330%, 12/01/27(a)	3,290
6,143	2.331%, 11/01/27(a)	6,498
10,242	2.350%, 02/01/32(a)	10,819
25,639	2.350%, 10/01/33(a)	27,325
2,163	2.350%, 07/01/18(a)	2,229
7,204	2.355%, 03/01/25(a)	7,617
10,415	2.366%, 12/01/18(a)	10,587
12,388	2.370%, 09/01/29(a)	13,130
14,854	2.375%, 06/01/32(a)	15,585
34,936	2.375%, 04/01/33(a)	37,352

8,772	2.375%, 02/01/25(a)	8,819
32,837	2.400%, 12/01/29(a)	34,706
35,897	2.425%, 10/01/20(a)	35,971
7,272	2.428%, 02/01/26(a)	7,269
32,864	2.432%, 07/01/32(a)	35,063
41,471	2.434%, 07/01/24(a)	42,031
38,774	2.447%, 08/01/36(a)	41,636
6,052	2.451%, 09/01/25(a)	6,336
1,225	2.480%, 11/01/36(a)	1,316
50,992	2.482%, 01/01/28(a)	53,953
28,954	2.485%, 05/01/27(a)	29,052
79,667	2.487%, 10/01/30(a)	83,130
1,018	2.493%, 08/01/36(a)	1,068
6,597	2.526%, 07/01/29(a)	7,018
36,470	2.529%, 11/01/31(a)	39,225
16,533	2.564%, 04/01/30(a)	17,578
4,016	2.691%, 01/01/29(a)	4,138
51,420	2.693%, 12/01/34(a)	51,504
9,492	2.740%, 03/01/19(a)	9,509
5,803	2.796%, 11/01/19(a)	5,861
2,392	2.820%, 05/01/20(a)	2,397
11,057	3.136%, 10/01/35(a)	11,807
16,499	3.382%, 12/01/17(a)	16,610
138,038	3.490%, 08/01/23(a)	139,803
43,361	3.490%, 06/01/24(a)	43,347
28,816	3.490%, 01/01/22(a)	28,861
25,594	3.490%, 10/01/19(a)	25,780
30,874	3.490%, 05/01/25(a)	31,006
92,127	3.630%, 08/01/24(a)	93,186
2,468	5.498%, 08/01/24(a)	2,584
81,506	6.043%, 10/01/37(a)	87,117
		2,960,275
Federal National Mortgage Association (FNMA): 15.58%
	FNMA
9,131	1.045%, 01/01/21(a)	9,153
1,500,000	1.250%, 09/27/17(b)	1,501,353
25,768	1.322%, 10/01/44(a)	26,456
2,000,000	1.350%, 07/11/18	1,989,670
208,201	1.375%, 01/01/21(a)	213,307
3,500,000	1.375%, 11/15/16	3,549,210
49,070	1.522%, 06/01/40(a)	51,206
21,863	1.522%, 10/01/40(a)	22,905
84,903	1.522%, 06/01/40(a)	88,879
1,958	1.524%, 09/01/33(a)	2,050
7,432	1.611%, 03/01/28(a)	7,722
2,305	1.633%, 11/01/33(a)	2,403
5,616	1.648%, 11/01/33(a)	5,866
136,767	1.675%, 03/01/34(a)	139,804
343,513	1.688%, 07/01/34(a)	364,578
8,806	1.737%, 12/01/24(a)	9,183
2,722	1.827%, 01/01/17(a)	2,744
49,089	1.850%, 10/01/32(a)	51,358
91,374	1.885%, 02/01/33(a)	96,052
458	1.910%, 10/01/16(a)	466
205	1.910%, 07/01/17(a)	207
9,939	1.910%, 03/01/35(a)	10,577
79,620	1.917%, 06/01/32(a)	80,796
64,595	1.917%, 01/01/31(a)	64,788
10,484	1.920%, 04/01/33(a)	10,972
136,584	1.925%, 05/01/33(a)	144,107

45,414	1.932%, 08/01/33(a)	47,874
23,615	1.932%, 05/01/19(a)	24,195
4,013	1.945%, 04/01/18(a)	4,182
25,001	1.972%, 07/01/34(a)	26,822
150,880	1.990%, 05/01/34(a)	157,931
19,571	2.000%, 06/01/19(a)	19,884
8,151	2.004%, 11/01/22(a)	8,184
20,246	2.005%, 08/01/35(a)	21,350
88,548	2.018%, 03/01/37(a)	94,149
55,484	2.041%, 11/01/35(a)	58,615
4,167	2.050%, 08/01/29(a)	4,416
477,107	2.082%, 01/01/35(a)	505,931
38,669	2.084%, 02/01/25(a)	40,269
23,791	2.096%, 01/01/36	25,240
201,322	2.098%, 11/01/35(a)	213,524
276,928	2.111%, 11/01/35(a)	294,273
29,123	2.118%, 11/01/35(a)	30,845
61,790	2.125%, 11/01/17(a)	64,694
9,420	2.130%, 04/01/23(a)	9,489
56,823	2.133%, 08/01/33(a)	60,239
180,347	2.148%, 03/01/34(a)	188,953
146,800	2.186%, 07/01/33(a)	157,546
18,518	2.187%, 12/01/37(a)	19,434
25,578	2.187%, 11/01/35(a)	26,704
7,008	2.202%, 04/01/18(a)	7,342
24,267	2.209%, 01/01/33(a)	25,218
17,726	2.214%, 12/01/26(a)	18,664
13,630	2.278%, 08/01/36(a)	14,538
43,517	2.285%, 07/01/36(a)	46,115
1,127	2.296%, 07/01/25(a)	1,155
9,848	2.306%, 06/01/32(a)	10,402
8,191	2.309%, 08/01/36(a)	8,753
711	2.310%, 03/01/30(a)	766
18,832	2.330%, 09/01/33(a)	19,844
18,399	2.330%, 12/01/29(a)	18,878
17,543	2.336%, 01/01/21(a)	18,685
27,292	2.340%, 02/01/34(a)	27,873
445,063	2.340%, 09/01/31(a)	476,232
2,292	2.344%, 05/01/33(a)	2,427
88,927	2.365%, 11/01/33(a)	89,758
18,128	2.365%, 11/01/29(a)	19,397
32,939	2.366%, 01/01/33(a)	34,247
36,285	2.367%, 04/01/37(a)	38,565
24,503	2.411%, 08/01/25(a)	25,923
3,413	2.450%, 01/01/19(a)	3,426
7,384	2.478%, 09/01/33(a)	7,767
28,636	2.479%, 08/01/34(a)	29,401
50,990	2.495%, 11/01/29(a)	54,142
5,783	2.496%, 07/01/28(a)	6,094
40,368	2.500%, 11/01/26(a)	40,714
8,485	2.520%, 04/01/36(a)	9,087
526,462	2.555%, 12/01/39(a)	562,407
31,318	2.622%, 09/01/30(a)	33,653
71,753	2.626%, 05/01/34(a)	76,590
42,311	2.642%, 02/01/26(a)	44,243
2,787	2.690%, 06/01/19(a)	2,795
1,258	2.712%, 10/01/19(a)	1,266
17,405	2.758%, 01/01/18(a)	17,976
48,990	2.947%, 11/01/36(a)	51,417
414,089	3.000%, 03/01/27	428,143
3,816	3.180%, 03/01/25(a)	3,840
1,182	3.544%, 08/01/26(a)	1,249

45	3.574%, 05/01/18(a)	45
9,185	3.804%, 07/01/17(a)	9,679
102,187	3.911%, 05/01/36(a)	105,836
625,555	4.500%, 12/01/40	676,692
3,620	4.588%, 04/01/29(a)	3,677
433	4.739%, 12/01/26(a)	454
4,454	4.912%, 03/01/27(a)	4,702
565,163	5.000%, 01/01/40	627,750
692	6.500%, 07/01/17	696
10,358	6.750%, 12/01/16(a)	10,456
940	7.365%, 08/01/20(a)	945
		14,270,479
Government National Mortgage Association (GNMA): 2.73%
	GNMA
51,699	1.625%, 10/20/27(a)	53,381
1,501	1.625%, 06/20/27(a)	1,547
55,781	1.625%, 01/20/29(a)	55,959
15,665	1.625%, 01/20/29(a)	16,337
53,276	1.625%, 12/20/32(a)	55,505
34,802	1.625%, 02/20/27(a)	35,873
2,897	1.625%, 07/20/27(a)	2,990
3,494	1.625%, 07/20/27(a)	3,593
30,645	1.625%, 03/20/29(a)	31,884
19,584	1.625%, 02/20/32(a)	20,290
102,150	1.625%, 02/20/32(a)	105,828
311,745	1.625%, 09/20/32(a)	324,214
33,592	1.625%, 03/20/32(a)	34,817
37,533	1.625%, 02/20/30(a)	37,707
34,725	1.625%, 10/20/29(a)	36,135
318,279	1.625%, 01/20/32(a)	329,728
26,975	1.625%, 12/20/29(a)	28,071
2,802	1.625%, 04/20/27(a)	2,909
9,329	1.625%, 01/20/24(a)	9,569
73,566	1.625%, 01/20/23(a)	76,283
4,157	1.625%, 02/20/24(a)	4,310
16,049	1.625%, 03/20/24(a)	16,642
3,935	1.625%, 03/20/22(a)	4,021
39,085	1.625%, 03/20/27(a)	40,287
2,741	1.625%, 04/20/22(a)	2,800
32,037	1.625%, 03/20/22(a)	32,896
6,663	1.625%, 05/20/21(a)	6,888
3,857	1.625%, 12/20/26(a)	3,978
32,056	1.625%, 01/20/27(a)	33,039
71,216	1.625%, 03/20/34(a)	74,280
29,869	1.625%, 03/20/24(a)	30,649
207,006	1.625%, 08/20/33(a)	214,900
57,067	1.625%, 10/20/25(a)	58,761
51,719	1.625%, 03/20/33(a)	53,732
46,296	2.125%, 05/20/34(a)	48,661
28,564	2.125%, 10/20/35(a)	29,884
6,660	3.000%, 10/20/18(a)	6,860
524,671	3.500%, 09/20/28	554,596
4,994	3.500%, 01/20/19(a)	5,045
11,789	4.000%, 03/20/16(a)	12,087
		2,496,936
	Total Agency Pass-Through Securities (Cost $19,584,814)	19,727,690

Asset-Backed Securities: 1.42%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	249,189
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.804%, 08/16/21(a)(c)	252,290
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	501,631
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
300,000	1.450%, 09/21/20	299,244
	Total Asset-Backed Securities (Cost $1,299,861)	1,302,354
Collateralized Mortgage Obligations: 5.39%
Collateralized Mortgage Obligations-Other: 1.36%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
250,000	5.810%, 05/14/17(a)(c)	269,784
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
253,589	5.500%, 09/25/33	266,357
	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1
418,271	1.268%, 03/15/19	416,175
	JP Morgan Chase Mortgage Trust, Series 2004, Class A5
288,804	2.297%, 12/25/34(a)	292,545
		1,244,861
Federal Home Loan Mortgage Corporation (FHLMC): 1.82%
	FHLMC, REMICS
467,831	3.000%, 08/15/40	478,081
637,204	3.500%, 04/15/40	664,645
199,771	4.500%, 08/15/20	212,102
	FHLMC, STRIP
309,688	3.500%, 07/15/42	313,828
		1,668,656
Federal National Mortgage Association (FNMA): 1.29%
	FNMA, REMICS
951,555	2.000%, 05/25/43	922,934
236,255	4.500%, 10/25/39	252,681
		1,175,615
Government National Mortgage Association (GNMA): 0.92%
	GNMA, REMICS
410,119	3.500%, 11/20/39	425,803
394,882	4.000%, 11/16/39	414,819
		840,622
	Total Collateralized Mortgage Obligations (Cost $4,911,634)	4,929,754

Corporate Bonds: 18.11%
Basic Materials: 0.36%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	330,213
Consumer Cyclical: 1.45%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.100%, 08/01/18(a)(c)	763,199
565,000	1.650%, 04/10/15(c)	568,365
		1,331,564
Consumer Noncyclical: 1.65%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	514,372
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	535,883
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	462,251
		1,512,506
Energy: 1.73%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	556,493
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	510,320
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	513,374
		1,580,187
Financials: 7.23%
	American Express Credit Corp., Sr. Unsec. Notes
360,000	0.784%, 03/18/19(a)	361,972
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	327,526
	Branch Banking & Trust Co., Sub. Notes
521,000	0.527%, 05/23/17(a)	517,783
1,250,000	0.554%, 09/13/16(a)	1,248,369
	General Electric Capital Corp., Sr. Unsec. Notes
500,000	1.234%, 04/15/23(a)	503,457
	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.237%, 01/31/17(a)(c)	386,533
	National City Bank, Sub. Notes
1,554,000	0.603%, 06/07/17(a)	1,549,035
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.513%, 06/30/17(a)(c)	476,563

	Wachovia Bank NA, Sub. Medium-Term Notes
1,250,000	0.564%, 03/15/16(a)	1,253,418
		6,624,656
Industrials: 1.79%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	347,733
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,290,754
		1,638,487
Information Technology: 1.66%
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	498,811
	International Business Machines Corp., Sr. Unsec. Notes
1,000,000	1.950%, 07/22/16	1,021,051
		1,519,862
Telecommunication Services: 1.28%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.620%, 02/12/16(a)	501,318
	Verizon Communications, Inc., Sr. Unsec. Notes
650,000	2.500%, 09/15/16	667,231
		1,168,549
Utilities: 0.96%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(c)	880,000
	Total Corporate Bonds (Cost $16,464,733)	16,586,024
Municipal Bonds: 9.31%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	275,407
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	503,930
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	49,982
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,300
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A
155,000	5.020%, 01/15/20	160,158
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	751,987

	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	250,887
	Maine State Housing Authority, Taxable Revenue Bonds, Series A
550,000	1.190%, 11/15/16	548,795
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
600,000	1.053%, 06/01/17	600,204
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	249,740
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	501,715
	North Texas Tollway Authority, First Tier Variable Revenue Refuding Bonds, Series A
250,000	0.840%, 01/01/50(a)	250,880
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	501,065
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	752,873
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	311,916
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,123
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
430,000	2.080%, 10/01/17	434,498
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.031%, 06/01/15(a)	500,550
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	433,036
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
205,000	2.800%, 03/01/36	201,661
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	500,885
	Total Municipal Bonds (Cost $8,528,306)	8,528,592
U.S. Treasury Bonds & Notes: 19.38%
	U.S. Treasury Notes
500,000	0.625%, 08/15/16	500,733
5,000,000	0.750%, 01/15/17	4,997,850
5,000,000	0.750%, 03/15/17	4,991,210

6,750,000	0.875%, 05/15/17	6,742,352
500,000	2.375%, 07/31/17	518,711
	Total U.S. Treasury Bonds & Notes (Cost $17,775,936)	17,750,856
	Total Investments: 75.15% (Cost $68,565,284)	68,825,270
	Net Other Assets and Liabilities: 24.85%	22,764,185	(d)
	Net Assets: 100.00%	$91,589,455

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Represents a step-up bond. Rate disclosed is as of September 30, 2014.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,596,734, representing 3.93% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts
Counter Party	Reference Entry/Obligation	Fund (Pays)/Receives		Fund (Pays)/Receives		Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	(105 Bps	)	Total Return		10/03/14	$96,487,613	$1,150,575
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps		(Total Return	)	10/03/14	(600,000)	(5,656)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps		(Total Return	)	10/03/14	(2,500,000)	6,808
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps		(Total Return	)	10/03/14	(1,700,000)	8,833
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps		(Total Return	)	10/03/14	(1,000,000)	(1,595)
Total of Total Return Swap Contracts							$90,687,613	$1,158,965

Investment Abbreviations:

Bps—Basis Points

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

September 30, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 7.40%
Financials: 7.30%
	Ally Financial, Inc., Sr. Unsec. Notes
$ 200,000	6.750%, 12/01/14	$201,500
100,000	2.434%, 12/01/14(a)	99,891
200,000	6.750%, 12/01/14	201,750
300,000	8.300%, 02/12/15	306,750
200,000	4.625%, 06/26/15	203,280
200,000	3.500%, 07/18/16	202,750
200,000	2.750%, 01/30/17	196,500
200,000	5.500%, 02/15/17	208,500
1,600,000	3.250%, 09/29/17	1,593,000
	CIT Group, Inc., Sr. Unsec. Notes
100,000	4.750%, 02/15/15(b)	101,187
100,000	5.000%, 05/15/17	102,750
300,000	4.250%, 08/15/17	303,750
	International Lease Finance Corp., Sr. Unsec. Notes
900,000	8.625%, 09/15/15(c)	952,965
800,000	8.750%, 03/15/17(c)	894,000
100,000	8.875%, 09/01/17	113,750
	Navient Llc, Sr. Unsec. Medium-Term Notes
600,000	3.875%, 09/10/15	607,125
100,000	6.000%, 01/25/17	104,875
400,000	4.625%, 09/25/17	405,500
	Springleaf Finance Corp., Sr. Unsec. Medium-Term Notes
400,000	5.400%, 12/01/15	410,000
100,000	5.750%, 09/15/16	104,000
		7,313,823

Technology: 0.10%
	Dell, Inc., Sr. Unsec. Notes
100,000	3.100%, 04/01/16	101,000
	Total Corporate Bonds (Cost $7,460,704)	7,414,823
Municipal Bonds: 78.91%
Alabama: 1.84%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
3,000,000	7.900%, 10/01/50(c)	1,847,670
California: 19.31%
	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds (Los Angeles County)
4,600,000	5.450%, 06/01/28	4,252,838
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34	2,562,732
	California State Public Works Board, Revenue Bonds (Capital Projects), Series E
2,820,000	5.786%, 12/01/21(d)	3,207,045
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15	1,043,720
	State of California, General Obligation Unlimited Bonds
3,278,000	6.200%, 10/01/19	3,882,693
	Stockton Public Financing Authority, Revenue Bonds (Delta Water Supply Project), Series A
1,000,000	6.125%, 10/01/35	1,174,060
2,750,000	6.250%, 10/01/40	3,227,180
		19,350,268
Georgia: 5.37%
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project J), Series A
2,200,000	6.637%, 04/01/57	2,761,308
	Municipal Electric Authority of Georgia, Taxable General Resolution Revenue Bonds
1,415,000	4.430%, 01/01/22	1,531,667
	Savannah College of Art & Design Projects, Revenue Bonds, (Private Colleges & Universities Authority)
1,000,000	5.000%, 04/01/33	1,089,900
		5,382,875
Illinois: 0.74%
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
675,000	5.000%, 06/01/17	744,781

Iowa: 5.48%
	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project)
1,000,000	5.000%, 12/01/19	1,061,970
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
4,405,000	6.500%, 06/01/23	4,429,668
		5,491,638
Louisiana: 4.38%
	Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, Series A
4,000,000	5.500%, 05/15/29	4,390,000
Missouri: 3.99%
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, (Saint Louis University Project), Series B-2, VRDN
4,000,000	0.030%, 10/01/35(a)	4,000,000
New Jersey: 7.01%
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,675,000	5.000%, 07/01/24	3,076,036
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
2,500,000	4.625%, 06/01/26	2,273,150
	South Jersey Transportation Authority Llc, Revenue Bonds, (Build America Taxable Bonds), Series A-5
1,500,000	7.000%, 11/01/38	1,682,805
		7,031,991
New York: 12.11%
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc.—JFK International Airport), VRDN
5,000,000	7.750%, 08/01/31(a)	5,503,700
6,000,000	8.000%, 08/01/28(a)	6,636,720
		12,140,420
Ohio: 4.20%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
3,790,000	6.500%, 06/01/47	3,190,422
	Ohio State Water Development Authority Pollution Control Facilities, Revenue Bonds (First Energy Nuclear), Series A, VRDN
1,000,000	3.375%, 07/01/33(a)	1,018,990
		4,209,412

South Carolina: 4.49%
	South Carolina State Public Service Authority, Revenue Bonds, Series A
4,000,000	5.500%, 12/01/54	4,497,120
Texas: 9.99%
	Texas State Public Finance Authority, Taxable Revenue Bonds, (Texas Windstorm Insurance Association)
10,000,000	8.250%, 07/01/24	10,009,900
	Total Municipal Bonds (Cost $76,774,467)	79,096,075

Par Value
Short-Term Securities: 13.07%
	U.S. Treasury Bills, Discount Notes
181,000	0.040%, due 12/11/14(e)(f)	180,997
19,000	0.046%, due 01/02/15(e)(f)	18,999
12,800,000	0.047%, due 03/05/15(e)	12,798,618
100,000	0.019%, due 03/19/15(e)	99,987
	Total Short-Term Securities (Cost $13,097,384)	13,098,601
	Total Investments: 99.38% (Cost $97,332,555)	99,609,499
	Net Other Assets and Liabilities: 0.62%	618,755
	Net Assets: 100.00%	$100,228,254

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $101,187, representing 0.10% of net assets.
(c)	Represents a step-up bond. Rate disclosed is as of September 30, 2014.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(f)	Security, or portion of security, is being held as collateral for futures contracts. At period end, the aggregate market value of those securities was $199,996, representing 0.20 % of net assets.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
U.S. Treasury Long Bond Futures	Short	(76)	12/22/14	$(10,480,879)	$83,059
Total Futures Contracts				$(10,480,879)	$83,059

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/10/14	California State Public Works Board, Revenue Bonds (Capital Projects), Series E 5.786%, 12/01/21(d)	$3,207,608	$3,207,045	3.20%

Investment Abbreviations:

Sr.—Senior

Unsec.—Unsecured

VRDN—Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward Dynamic Income Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 30.56%
Consumer Discretionary: 2.04%
500	Darden Restaurants, Inc.	$25,730
32,950	Emerson Radio Corp.(a)	65,241
800	Las Vegas Sands Corp.	49,768
300	Whirlpool Corp.	43,695
		184,434
Consumer Staples: 8.76%
600	Clorox Co.	57,624
2,700	Coca-Cola Co.	115,182
2,400	Colgate-Palmolive Co.	156,528
300	JM Smucker Co.	29,697
1,000	Kellogg Co.	61,600
500	Kimberly-Clark Corp.	53,785
300	Mead Johnson Nutrition Co.	28,866
1,500	Procter & Gamble Co.	125,610
1,000	Sanderson Farms, Inc.	87,950
1,000	Wal-Mart Stores, Inc.	76,470
		793,312
Energy: 0.48%
1,000	HollyFrontier Corp.	43,680
Financials: 4.99%
1,036	Arlington Asset Investment Corp., Class A	26,325
4,500	Associated Estates Realty Corp.	78,795
3,000	Bank of America Corp.	51,150
1,421	Blackstone Mortgage Trust, Inc., Class A	38,509
700	EPR Properties	35,476
6,700	NorthStar Realty Finance Corp.	118,389
1,400	State Street Corp.	103,054
		451,698
Food & Staples Retailing: 0.98%
1,500	Walgreen Co.	88,905
Healthcare: 2.95%
700	Johnson & Johnson	74,613
3,400	Pfizer, Inc.	100,538
1,800	Roche Holdings, Ltd., Sponsored ADR	66,582
300	UnitedHealth Group, Inc.	25,875
		267,608
Industrials: 3.86%
1,600	Argan, Inc.	53,408
12,903	MACA, Ltd.	16,889
800	Siemens AG	95,356
1,000	Stanley Black & Decker, Inc.	88,790
2,000	Waste Management, Inc.	95,060
		349,503
Information Technology: 2.98%
1,800	Accenture Plc, Class A	146,376
300	Alibaba Group Holding, Ltd., Sponsored ADR(a)	26,655
1,000	CDW Corp.	31,050

1,000	Microsoft Corp.	46,360
370	Mobileye NV(a)	19,828
		270,269
Materials: 0.78%
600	LyondellBasell Industries NV, Class A	65,196
100	Scotts Miracle-Gro Co., Class A	5,500
		70,696
Telecommunication Services: 1.53%
800	AT&T, Inc.	28,192
2,200	Verizon Communications, Inc.	109,978
		138,170
Utilities: 1.21%
2,900	Connecticut Water Service, Inc.	94,250
316	SCANA Corp.	15,677
		109,927
	Total Common Stocks (Cost $2,761,388)	2,768,202
Exchange-Traded Funds: 1.76%
Commodities: 1.76%
1,375	SPDR® Gold Shares(a)	159,789
	Total Exchange-Traded Funds (Cost $161,572)	159,789
Limited Partnerships: 0.44%
Energy: 0.44%
1,730	Hoegh LNG Partners LP(a)	39,634
	Total Limited Partnerships (Cost $34,600)	39,634
Preferred Stocks: 15.04%
Energy: 0.66%
	Vanguard Natural Resources Llc
2,400	Series B, 7.625%	59,400
Financials: 12.54%
	AmTrust Financial Services, Inc.
1,850	Series B, 7.250%	44,992
	Arbor Realty Trust, Inc.
2,310	Series A, 8.250%	56,456
	Campus Crest Communities, Inc.
7,770	Series A, 8.000%	194,639
	CBL & Associates Properties, Inc.
2,000	Series D, 7.375%	51,000
	Excel Trust, Inc.
3,000	Series B, 8.125%	79,050
	Glimcher Realty Trust
100	Series H, 7.500%	2,594
	Highwoods Properties, Inc.
169	Series A, 8.625%	201,839
	Invesco Mortgage Capital, Inc.
5,000	Series B, 7.750%	124,200
	Northern Trust Corp.
5,000	Series C, 5.850%	123,600

	Prologis, Inc.
1,250	Series Q, 8.540%	79,375
	Urstadt Biddle Properties, Inc.
7,000	Series D, 7.500%	178,640
		1,136,385
Telecommunication Services: 1.07%
	Verizon Communications, Inc.
3,700	5.900%	96,496
Utilities: 0.77%
	Gastar Exploration USA, Inc.
2,500	Series B, 10.750%	70,000
	Total Preferred Stocks (Cost $1,335,842)	1,362,281
	Total Investments: 47.80% (Cost $4,293,402)	4,329,906
	Net Other Assets and Liabilities: 52.20%	4,729,229
	Net Assets: 100.00%	$9,059,135

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

ADR—American Depositary Receipt

SPDR—Standard & Poor’s Depositary Receipts

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

September 30, 2014 (Unaudited)

Shares			Value (Note 1)
Common Stocks: 1.41%
Colombia: 0.70%
164,861	Pacific Rubiales Energy Corp.		$2,775,600
Nigeria: 0.71%
771,160	SEPLAT Petroleum Development Co., Plc(a)		2,845,609
	Total Common Stocks (Cost $6,599,972)		5,621,209

Principal Amount		Currency
Foreign Government Obligations: 4.41%
Argentina: 2.44%
	Provincia de Buenos Aires, Sr. Unsec. Notes
1,250,000	10.875%, 01/26/21(b)	USD	1,140,625
100,000	10.875%, 01/26/21(c)	USD	91,250
8,821,000	11.750%, 10/05/15(b)	USD	8,468,160
			9,700,035
Brazil: 1.03%
	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes
4,000,000	3.375%, 09/26/16(c)(d)	USD	4,110,000
Ivory Coast: 0.94%
	Ivory Coast Government International Bond, Sr. Unsec. Notes
3,900,000	7.774%, 12/31/32(b)(e)	USD	3,739,125
	Total Foreign Government Obligations (Cost $17,183,660)		17,549,160
Asset-Backed Securities: 4.01%
China: 4.01%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
12,050,000	14.235%, 02/12/16(e)	USD	12,132,663
	Start CLO, Ltd., Series 2011-7A, Class A
3,700,000	15.232%, 06/09/15(c)(e)	USD	3,821,915
			15,954,578
	Total Asset-Backed Securities (Cost $16,301,739)		15,954,578

Contingent Convertible Securities: 1.44%
Brazil: 0.98%
	Banco do Brasil SA/Cayman, Jr. Sub. Notes
4,000,000	9.000%, Perpetual Maturity(c)(e)(f)	USD	3,898,800
South Korea: 0.46%
	Woori Bank, Sub. Notes
1,800,000	4.750%, 04/30/24(c)	USD	1,824,579
	Total Contingent Convertible Securities (Cost $5,765,552)		5,723,379
Convertible Corporate Bonds: 0.84%
Indonesia: 0.84%
	Enercoal Resources Pte, Ltd.
7,000,000	6.000%, 04/07/2018(h)	USD	3,325,000
	Total Convertible Corporate Bonds (Cost $6,999,999)		3,325,000
Corporate Bonds: 92.89%
Argentina: 2.72%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes
7,831,000	9.750%, 08/15/21(c)	USD	6,225,645
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
950,000	9.750%, 10/25/22(c)	USD	703,000
	MetroGas SA, Sr. Unsec. Notes, A-L
4,319,487	8.875%, 12/31/18(c)	USD	3,822,746
91,670	PIK Notes 8.875% (or 8.875% PIK), 12/31/18(c)	USD	77,289
			10,828,680
Azerbaijan: 0.53%
	International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Sr. Unsec. Notes, Euro Medium-Term Notes
2,000,000	7.750%, 09/26/18	USD	2,090,000

Bangledesh: 1.14%
	Banglalink Digital Communications, Ltd., Sr. Unsec. Notes
4,300,000	8.625%, 05/06/19(c)	USD	4,547,250
Bolivia: 1.27%
	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes
4,930,000	10.250%, 08/15/16(c)	USD	5,056,331
Brazil: 6.83%
	Atlantica Tender Drilling, Ltd., Second Lien Notes
2,400,000	8.000%, 09/23/19	USD	2,412,000
	BRF SA, Sr. Unsec. Notes
4,000,000	4.750%, 05/22/24(c)	USD	3,950,000
	General Shopping Investments, Ltd., Sub. Notes
7,000,000	12.000%, Perpetual Maturity(b)(f)	USD	6,790,000
	Odebrecht Finance, Ltd., Sr, Unsec. Notes
5,000,000	5.250%, 06/27/29(c)	USD	4,887,500
	QGOG Constellation SA, Sr. Unsec. Notes
4,307,000	6.250%, 11/09/19(b)	USD	4,317,768
	World Wide Supply AS, First Lien Notes
4,785,000	7.750%, 05/26/17(c)	USD	4,808,925
			27,166,193
Chile: 3.72%
	GNL Quintero SA, Sr. Unsec. Notes
3,300,000	4.634%, 07/31/29(c)(d)	USD	3,297,987
	Inversiones Alsacia SA, Sec. Notes
8,856,150	8.000%, 08/18/18(b)(h)	USD	6,287,866
	Transelec SA, Sr. Unsec. Notes
1,800,000	4.250%, 01/14/25(c)	USD	1,791,400
	VTR Finance BV, Sec. Notes
3,300,000	6.875%, 01/15/24(c)	USD	3,423,750
			14,801,003
China: 6.59%
	Baidu, Inc., Sr. Unsec. Notes
2,000,000	3.250%, 08/06/18(d)	USD	2,063,258
	CNOOC Curtis Funding No. 1, Ltd., Sr. Unsec. Notes
1,750,000	4.500%, 10/03/23(c)	USD	1,819,975
	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes
3,000,000	3.000%, 05/09/23(d)	USD	2,793,798
	Sinopec Group Overseas Development 2014, Ltd., Sr. Unsec. Notes
7,000,000	4.375%, 04/10/24(c)(d)	USD	7,204,491
	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes
6,800,000	3.125%, 05/22/23(c)(d)	USD	6,517,848
	State Grid Overseas Investment 2014, Ltd., Sr. Unsec. Notes
1,600,000	4.850%, 05/07/44(c)	USD	1,691,262
	Tencent Holdings, Ltd., Sr. Unsec. Notes
4,000,000	3.375%, 03/05/18(c)(d)	USD	4,108,580
			26,199,212

Colombia: 8.79%
	Avianca Holdings SA, Sr. Unsec. Notes
5,655,000	8.375%, 05/10/20(c)(d)	USD	6,064,987
	Bancolombia SA, Sub. Notes
5,117,000	5.125%, 09/11/22(d)	USD	5,161,242
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
5,273,000	5.375%, 09/27/22(c)(d)	USD	5,312,547
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(b)	USD	2,175,425
	Millicom International Cellular SA, Sr. Unsec. Notes
4,000,000	6.625%, 10/15/21(c)	USD	4,170,000
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
850,000	7.250%, 12/12/21(c)	USD	928,625
1,400,000	7.250%, 12/12/21(b)(d)	USD	1,529,500
	SUAM Finance BV, Sr. Unsec. Notes
2,800,000	4.875%, 04/17/24(c)	USD	2,856,000
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
6,385,000	5.700%, 03/20/22(b)	USD	6,752,138
			34,950,464
Costa Rica: 0.76%
	Banco Nacional de Costa Rica, Sr. Unsec. Notes
3,000,000	4.875%, 11/01/18(c)(d)	USD	3,030,000
Ghana: 1.21%
	Tullow Oil Plc, Sr. Unsec. Notes
4,800,000	6.000%, 11/01/20(c)(d)	USD	4,824,000
Guatemala: 1.33%
	Bantrab Senior Trust, Sr. Unsec. Notes
5,000,000	9.000%, 11/14/20(c)(d)	USD	5,306,250
Hong Kong: 2.40%
	AIA Group, Ltd., Sr. Unsec. Notes
3,500,000	4.875%, 03/11/44(c)	USD	3,704,494
	Hutchison Whampoa International 12, II, Ltd., Sr. Unsec. Notes
1,500,000	2.000%, 11/08/17(c)(d)	USD	1,514,696
	MIE Holdings Corp., Sr. Unsec. Notes
4,250,000	7.500%, 04/25/19(c)	USD	4,345,625
			9,564,815
India: 2.76%
	Bharti Airtel International Netherlands BV, Sr. Unsec. Notes
2,800,000	5.350%, 05/20/24(b)	USD	2,997,652
	Rolta Americas Llc, Sr. Unsec. Notes
1,500,000	8.875%, 07/24/19(c)	USD	1,543,125
	State Bank of India, Sr. Unsec. Notes
6,200,000	4.875%, 04/17/24(c)(d)	USD	6,454,677
			10,995,454

Indonesia: 1.21%
	PT Perusahaan Listrik Negara, Sr. Unsec. Notes
5,500,000	5.250%, 10/24/42(c)(d)	USD	4,805,625
Kazakhstan: 1.65%
	Tristan Oil, Ltd., Sec. Notes
14,000,000	0.000%, 01/01/16(b)	USD	6,580,000
Latvia: 0.50%
	Four Finance SA, Sr. Unsec. Notes
2,000,000	11.750%, 08/14/19(c)	USD	1,991,250
Mexico: 14.03%
	Alfa SAB de CV, Sr. Unsec. Notes
3,300,000	5.250%, 03/25/24(c)	USD	3,522,750
	Banco Santander SA, Sub. Notes
4,700,000	5.950%, 01/30/24(c)(e)	USD	4,970,250
	BBVA Bancomer SA, Sub. Notes
7,000,000	6.750%, 09/30/22(c)(d)	USD	7,857,500
	Cemex SAB de CV, Sec. Notes
6,000,000	6.500%, 12/10/19(c)(d)	USD	6,210,000
	Comision Federal de Electricidad, Sr. Unsec. Notes
750,000	4.875%, 01/15/24(c)	USD	790,125
	El Puerto de Liverpool SAB de CV, Sr. Unsec. Notes
1,800,000	3.950%, 10/02/24(c)	USD	1,786,500
	Grupo Bimbo SAB de CV, Sr. Unsec. Notes
3,000,000	3.875%, 06/27/24(c)	USD	2,968,350
	Maxcom Telecomunicaciones SAB de CV, First Lien Notes
11,590,651	6.000%, 06/15/20(e)(g)	USD	10,098,355
	Offshore Drilling Holding SA, First Lien Notes
3,000,000	8.375%, 09/20/20(b)	USD	3,187,500
	Petroleos Mexicanos, Sr. Unsec. Notes
9,000,000	3.500%, 01/30/23(d)	USD	8,671,500
	Santa Maria Offshore, Ltd., First Lien Notes
5,400,000	8.875%, 07/03/18(c)	USD	5,737,500
			55,800,330
Morocco: 1.26%
	Office Cherifien des Phosphates SA, Sr. Unsec. Notes
4,800,000	5.625%, 04/25/24(c)	USD	5,004,960
Nigeria: 2.39%
	FBN Finance Co., BV, Sub. Notes
4,800,000	8.000%, 07/23/21(c)(e)	USD	4,854,000
	Sea Trucks Group, Ltd., First Lien Notes
4,900,000	9.000%, 03/26/18(c)	USD	4,636,625
			9,490,625
Norway: 2.58%
	Harkand Finance, Inc., Sec. Notes
5,200,000	7.500%, 03/28/19(c)	USD	5,239,000

	Marine Accurate Well ASA, Second Lien Notes
4,800,000	9.500%, 04/03/18	USD	5,016,000
			10,255,000
Peru: 1.03%
	Corp. Financiera de Desarrollo SA, Sub. Notes
1,000,000	5.250%, 07/15/29(c)(e)	USD	1,016,250
	SAN Miguel Industrias Pet SA, Sr. Unsec. Notes
2,870,000	7.750%, 11/06/20(c)	USD	3,070,900
			4,087,150
Poland: 1.00%
	PKO Finance AB, Sr. Unsec. Notes
3,800,000	4.630%, 09/26/22(c)(d)	USD	3,961,500
Qatar: 2.10%
	QNB Finance, Ltd., Sr. Unsec. Notes
4,000,000	2.875%, 04/29/20	USD	4,001,880
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
4,026,100	5.298%, 09/30/20(b)(d)	USD	4,368,319
			8,370,199
Russia: 7.41%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(b)(d)	USD	2,525,250
	Borets Finance, Ltd., Unsec. Notes
4,100,000	7.625%, 09/26/18(c)	USD	4,059,000
	EDC Finance, Ltd., Sr. Unsec. Notes
5,300,000	4.875%, 04/17/20(c)	USD	4,796,500
	Evraz Group SA, Sr. Unsec. Notes
4,500,000	6.500%, 04/22/20(b)	USD	4,157,190
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes
80,500,000	8.446%, 03/13/19	RUB	1,860,226
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
2,000,000	4.375%, 09/19/22(c)	USD	1,732,500
	MMC Finance, Ltd., Sr. Unsec. Notes
2,000,000	4.375%, 04/30/18	USD	1,990,000
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,163,629
	Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes
2,000,000	8.500%, 10/16/23(c)	USD	1,920,000
	Sberbank of Russia Via SB Capital SA, Sub. Notes
1,050,000	5.125%, 10/29/22(b)	USD	954,712
	Sibur Securities, Ltd., Sr. Unsec. Notes
4,700,000	3.914%, 01/31/18(b)	USD	4,324,000
			29,483,007
Saudi Arabia: 1.41%
	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes
5,650,000	5.060%, 04/08/43(c)(d)	USD	5,593,500

Serbia: 1.16%
	Adria Bidco BV, Sec. Notes
3,450,000	7.875%, 11/15/20(c)	EUR	4,601,830
South Korea: 5.29%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
5,350,000	3.250%, 10/05/42(d)(e)(g)	USD	5,362,728
	Hana Bank, Sub. Notes
300,000	4.375%, 09/30/24(c)	USD	302,046
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(c)(d)	USD	1,531,917
	Korea Exchange Bank, Sr. Unsec. Notes
5,000,000	2.500%, 06/12/19(c)	USD	4,959,525
	Korea Finance Corp., Sr. Unsec. Notes
4,000,000	2.250%, 08/07/17	USD	4,046,692
	Korea Gas Corp., Sr. Unsec. Notes
1,800,000	3.875%, 02/12/24(c)	USD	1,873,242
	Korea Resources Corp., Sr. Unsec. Notes
2,000,000	2.125%, 05/02/18(c)	USD	1,985,560
	SK Telecom Co., Ltd., Sr. Unsec. Notes
1,000,000	2.125%, 05/01/18(c)(d)	USD	997,550
			21,059,260
Supranational: 1.18%
	Eurasian Development Bank, Sr. Unsec. Notes
4,600,000	5.000%, 09/26/20(c)(d)	USD	4,680,500
Turkey: 2.07%
	Anadolu Efes Biracilik Ve Malt Sanayii AS, Sr. Unsec. Notes
3,000,000	3.375%, 11/01/22(b)(d)	USD	2,662,500
	KOC Holding AS, Sr. Unsec. Notes
3,000,000	3.500%, 04/24/20(b)(d)	USD	2,861,496
	Turk Telekomunikasyon AS, Sr. Unsec. Notes
2,800,000	4.875%, 06/19/24(c)	USD	2,696,988
			8,220,984
Ukraine: 1.30%
	DTEK Finance Plc, Sr. Unsec. Notes
1,000,000	7.875%, 04/04/18(b)	USD	617,700
	Metinvest BV, Sr. Unsec. Notes
1,950,000	8.750%, 02/14/18(b)	USD	1,345,500
	MHP SA, Sr. Unsec. Notes
2,000,000	8.250%, 04/02/20(b)	USD	1,715,400
	Ukraine Railways via Shortline Plc, Sr. Unsec. Notes
2,000,000	9.500%, 05/21/18(b)	USD	1,510,400
			5,189,000
United Arab Emirates: 3.17%
	Dolphin Energy, Ltd., Sec. Notes
3,148,000	5.500%, 12/15/21(c)(d)	USD	3,525,760

	Doric Nimrod Air, First Lien Notes
4,737,712	5.125%, 11/30/24(c)	USD	5,041,546
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,800,000	9.500%, 02/15/18(c)(d)	USD	4,047,000
			12,614,306
Venezuela: 2.10%
	Petroleos de Venezuela SA, Unsec. Notes
7,300,000	6.000%, 05/16/24(b)	USD	3,777,750
	PSOS Finance, Ltd., First Lien Notes
4,000,000	11.750%, 04/23/18	USD	4,070,000
	Sidetur Finance BV, Sr. Unsec. Notes
2,507,500	10.000%, 04/20/16(b)(h)	USD	524,068
			8,371,818
	Total Corporate Bonds (Cost $370,784,024)		369,520,496

Par Value
Short-Term Securities: 1.55%
	Nigeria OMO Treasury Bills, Unsec. Discount Notes
1,028,206,000	10.190%, due 11/27/2014	NGN	6,173,469
	Total Short-Term Securities (Cost $6,243,645)		6,173,469
	Total Investments: 106.55% (Cost $429,878,591)		423,867,291
	Net Other Assets and Liabilities: (6.55)%		(26,069,641	)(i)
	Net Assets: 100.00%		$397,797,650

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $85,310,044, representing 21.45% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $250,503,598, representing 62.97% of net assets.

(d)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $135,016,187, representing 33.94% of net assets.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Represents a step-up bond. Rate disclosed is as of September 30, 2014.
(h)	Security in default on interest payments.
(i)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain
U.S. 5 Yr. Note Future	Short	(200)	01/02/2015	USD	$(23,651,560)	$47,964
Total Futures Contracts					$(23,651,560)	$47,964

Investment Abbreviations:

Jr.—Junior

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Currency Abbreviations:

EUR—Euro

NGN—Nigerian Naira

RUB—Russian Ruble

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 90.79%
Bangladesh: 0.05%
21,747	Beximco Pharmaceuticals, Ltd., GDR(a)	$6,346
Brazil: 1.68%
50,600	BM&F Bovespa SA	232,147
Cambodia: 1.17%
226,000	NagaCorp, Ltd.	161,827
China: 1.47%
354,000	China Machinery Engineering Corp., Class H	202,876
Egypt: 1.87%
9,466	Arabian Cement Co.(b)	19,792
9,460	Eastern Tobacco(b)	237,967
		257,759
Greece: 1.63%
26,800	Plaisio Computers SA	224,764
Hong Kong: 5.06%
113,000	China Gas Holdings, Ltd.	187,440
260,000	China South City Holdings, Ltd.	120,208
6,700	Guangdong Investment, Ltd., Unsponsored ADR	391,581
		699,229
Indonesia: 13.57%
520,000	PT AKR Corporindo Tbk	232,581
1,250,000	PT Arwana Citramulia Tbk	102,072
1,545,240	PT Astra Graphia Tbk	280,261
5,517,900	PT Bank Tabungan Negara Persero Tbk	529,827
2,800,000	PT Kalbe Farma Tbk	390,644
1,299,500	PT Media Nusantara Citra Tbk	340,739
		1,876,124
Italy: 2.67%
19,400	Danieli & C. Officine Meccaniche SpA	369,510
Malaysia: 5.88%
101,600	Bursa Malaysia Bhd	249,626
115,000	Globetronics Technology Bhd	164,060
578,621	Oldtown Bhd	313,960
150,000	Power Root Bhd	85,505
		813,151

Mexico: 1.91%
123,399	Compartamos SAB de CV	264,154
Nigeria: 1.47%
1,117,900	Guaranty Trust Bank Plc	202,975
Peru: 3.64%
106,000	Alicorp SA	293,476
6,570	Intercorp Financial Services, Inc.(a)	210,240
		503,716
Philippines: 8.94%
1,500,000	D&L Industries, Inc.	433,848
796,000	First Gen Corp.(c)	478,017
230,000	Robinsons Retail Holdings, Inc.	324,416
		1,236,281
Russia: 1.45%
80,000	Aeroflot-Russian Airlines OJSC	87,383
93,700	Hydraulic Machines and Systems Group Plc, GDR(a)(b)	113,377
		200,760
Singapore: 6.17%
24,500	China Yuchai International, Ltd.	454,230
193,000	OSIM International, Ltd.	397,891
		852,121
South Korea: 3.17%
19,209	Samjin Pharmaceutical Co., Ltd.	438,699
Sri Lanka: 4.62%
288,111	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	251,607
190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	213,724
1,791,963	Piramal Glass Ceylon Plc	64,575
710,002	Textured Jersey Lanka, Ltd.	108,331
		638,237
Taiwan: 8.29%
366,900	Formosan Rubber Group, Inc.	390,185
154,000	Kinik Co.	360,453
1,584	Mega Financial Holding Co., Ltd.	1,299
222,000	Wah Lee Industrial Corp.	394,089
		1,146,026
Thailand: 6.50%
150,000	Bangkok Aviation Fuel Services Pcl	173,477
1,272,900	Jasmine International Pcl	263,020
237,000	RS Pcl	59,204
1,087,601	Thai Tap Water Supply Pcl	402,505
		898,206

Turkey: 3.98%
250,000	Albaraka Turk Katilim Bankasi AS	180,097
122,070	Anadolu Hayat Emeklilik AS	246,656
16,500	Koza Altin Isletmeleri AS	122,850
		549,603
Ukraine: 0.82%
9,500	MHP SA, GDR(a)	113,050
United Kingdom: 4.78%
9,300	Bank of Georgia Holdings Plc	370,583
35,000	ITE Group Plc	96,174
41,100	Stock Spirits Group Plc	194,290
		661,047
	Total Common Stocks (Cost $11,726,543)	12,548,608
Preferred Stocks: 1.30%
Colombia: 1.30%
12,404	Banco Davivienda SA	178,863
	Total Preferred Stocks (Cost $192,892)	178,863
Loan Participation Notes: 1.05%
Bangladesh: 1.05%
126,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	144,852
	Total Loan Participation Notes (Cost $137,360)	144,852
	Total Investments: 93.14% (Cost $12,056,795)	12,872,323
	Net Other Assets and Liabilities: 6.86%	948,644
	Net Assets: 100.00%	$13,820,967

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $443,013, representing 3.21% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c)	Non-income producing security.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(b)	$12,039	$19,792	0.15%
10/04/12-05/09/13	Eastern Tobacco(b)	135,136	237,967	1.72%
05/02/13-06/06/14	Hydraulic Machines and Systems Group Plc, GDR(a)(b)	265,071	113,377	0.82%
		$412,246	$371,136	2.69%

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward Equity Long/Short Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 64.75%
Energy: 19.71%
650	Anadarko Petroleum Corp.	$65,936
2,600	Canadian Solar, Inc.(a)	93,002
1,100	First Solar, Inc.(a)	72,391
1,025	Halliburton Co.	66,123
725	Hess Corp.	68,382
2,625	Nabors Industries, Ltd.	59,745
1,750	Newfield Exploration Co.(a)	64,872
300	Pioneer Natural Resources Co.	59,091
470	Tesoro Corp.	28,661
		578,203
Healthcare: 13.29%
625	AmerisourceBergen Corp.	48,313
475	Edwards Lifesciences Corp.(a)	48,521
3,000	HMS Holdings Corp.(a)	56,550
275	Illumina, Inc.(a)	45,078
300	Jazz Pharmaceuticals Plc(a)	48,168
300	Salix Pharmaceuticals, Ltd.(a)	46,872
575	Stryker Corp.	46,431
925	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,719
		389,652
Industrials: 0.93%
210	Air Products & Chemicals, Inc.	27,338
Information Technology: 23.77%
200	Alibaba Group Holding, Ltd., Sponsored ADR(a)	17,770
700	American Tower Corp.	65,541
725	Apple, Inc.	73,044
300	Equinix, Inc.(a)	63,744
300	Google, Inc., Class A(a)	176,523
380	Lam Research Corp.	28,386
2,000	Microsoft Corp.	92,720
1,000	Palo Alto Networks, Inc.(a)	98,100
2,000	Yahoo!, Inc.(a)	81,500
		697,328
Materials: 7.05%
8,000	AK Steel Holding Corp.(a)	64,080
450	Ball Corp.	28,471
540	Dow Chemical Co.	28,317
300	International Flavors & Fragrances, Inc.	28,764
820	Sealed Air Corp.	28,602
130	Sherwin-Williams Co.	28,469
		206,703
	Total Common Stocks (Cost $1,782,528)	1,899,224

Exchange-Traded Notes: 2.13%
2,000	iPath® S&P 500® VIX Short-Term Futures ETN(a)	62,340
	Total Exchange-Traded Notes (Cost $57,437)	62,340
	Total Investments: 66.88% (Cost $1,839,965)	1,961,564
	Net Other Assets and Liabilities: 33.12%	971,516	(b)
	Net Assets: 100.00%	$2,933,080

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Short	(20)	12/22/14	$(1,965,500)	$28,580
Total Futures Contracts				$(1,965,500)	$28,580

Investment Abbreviations:

ADR—American Depositary Receipt

ETN—Exchange-Traded Note

S&P—Standard & Poor’s

VIX—Chicago Board Options Exchange Market Volatility Index

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 0.89%
43,850	iShares® MSCI Frontier 100 Index Fund	$1,659,284
	Total Exchange-Traded Funds (Cost $1,674,711)	1,659,284

Principal Amount
Agency Pass-Through Securities: 24.16%
Federal Home Loan Bank (FHLB): 0.24%
	FHLB
$ 450,000	1.000%, 07/23/18(a)	450,060
Federal Home Loan Mortgage Corporation (FHLMC): 7.24%
	FHLMC
412,591	0.839%, 03/01/30(b)	425,930
317,518	0.860%, 04/01/30(b)	319,412
4,900,000	0.875%, 10/14/16	4,921,707
378,027	0.899%, 02/01/30(b)	382,087
2,000,000	1.125%, 05/19/17	2,000,798
242,507	1.155%, 05/25/43(b)	249,039
2,000,000	1.200%, 11/19/18	1,970,300
24,871	1.932%, 12/01/30(b)	25,880
4,854	1.942%, 01/01/26(b)	5,031
22,118	1.950%, 01/01/36(b)	23,110
42,624	2.055%, 08/01/17(b)	42,939
31,827	2.137%, 08/01/19(b)	33,268
1,782	2.142%, 03/01/18(b)	1,791
229,027	2.231%, 09/01/28(b)	240,492
66,406	2.231%, 06/01/30(b)	66,744
20,443	2.285%, 08/01/35(b)	21,855
35,719	2.330%, 12/01/36(b)	38,169
11,077	2.348%, 05/01/31(b)	11,633
17,343	2.349%, 11/01/32(b)	18,459
121,380	2.370%, 05/01/36(b)	130,205
33,502	2.375%, 02/01/34(b)	35,804
6,452	2.375%, 04/01/33(b)	6,837
12,613	2.385%, 07/01/31(b)	13,112
185,617	2.396%, 05/01/35(b)	195,786
12,224	2.405%, 03/01/36(b)	13,085
15,599	2.408%, 08/01/31(b)	15,628
39,998	2.445%, 05/01/33(b)	42,163
25,317	2.475%, 06/01/37(b)	26,265
56,905	2.487%, 10/01/30(b)	59,379

11,904	2.500%, 08/01/31(b)	12,011
39,542	2.515%, 01/01/37(b)	42,284
27,006	2.520%, 06/01/36(b)	29,100
3,497	2.526%, 07/01/29(b)	3,672
41,398	2.654%, 08/01/36(b)	41,805
3,747	2.654%, 12/01/18(b)	3,848
137,373	4.933%, 11/01/19(b)	140,794
26,206	6.299%, 08/01/37(b)	27,015
	FHLMC, Gold
812,699	3.500%, 10/01/32	846,052
901,533	3.500%, 04/01/32	938,774
		13,422,263
Federal National Mortgage Association (FNMA): 12.49%
	FNMA
1,500,000	1.050%, 11/26/18	1,449,519
2,000,000	1.200%, 07/17/17	1,997,450
1,500,000	1.250%, 09/27/17(a)	1,501,353
1,500,000	1.250%, 09/28/16	1,518,333
4,475	1.298%, 06/01/21(b)	4,501
226,398	1.318%, 09/01/44(b)	231,984
92,029	1.322%, 10/01/44(b)	94,487
4,500,000	1.375%, 11/15/16	4,563,270
2,000,000	1.500%, 10/23/19	1,945,128
88,339	1.518%, 06/01/40(b)	90,827
5,668	1.522%, 10/01/40(b)	5,938
4,876	1.748%, 12/01/24(b)	5,085
60,214	1.763%, 08/01/34(b)	64,011
19,311	1.783%, 07/01/21(b)	19,387
115,452	1.790%, 06/01/34(b)	123,738
739,040	1.790%, 01/01/34(b)	773,425
7,803	1.795%, 01/01/20(b)	8,111
99,102	1.819%, 08/01/33(b)	104,814
25,324	1.917%, 08/01/33(b)	26,696
8,854	1.917%, 05/01/18(b)	8,893
332,517	1.923%, 07/01/35(b)	353,847
57,897	1.978%, 06/01/29(b)	58,916
14,036	2.001%, 11/01/18(b)	14,602
55,484	2.041%, 11/01/35(b)	58,615
27,201	2.055%, 03/01/18(b)	27,742
638,772	2.079%, 03/01/36(b)	678,992
5,091	2.085%, 02/01/37(b)	5,438
35,255	2.089%, 05/01/36(b)	37,709
23,791	2.096%, 01/01/36(b)	25,240
105,497	2.111%, 11/01/35(b)	112,104
29,843	2.118%, 11/01/35(b)	31,608
9,420	2.130%, 04/01/23(b)	9,489
103,818	2.166%, 07/01/35(b)	110,323
20,303	2.175%, 10/01/34(b)	21,651
11,510	2.208%, 08/01/30(b)	11,986
16,408	2.210%, 05/01/25(b)	16,486
96,041	2.249%, 11/01/37(b)	103,045
67,804	2.269%, 11/01/33(b)	68,593
39,801	2.307%, 06/01/32(b)	42,042
30,870	2.331%, 01/01/35(b)	33,301
21,657	2.332%, 06/01/34(b)	23,149
48,168	2.339%, 10/01/33(b)	50,675
14,099	2.365%, 11/01/29(b)	15,086
62,930	2.367%, 08/01/24(b)	64,850
26,318	2.435%, 03/01/19(b)	26,385
56,103	2.440%, 06/01/34(b)	56,413

410,686	2.480%, 05/01/34(b)	414,816
10,432	2.494%, 09/01/33(b)	10,972
22,253	2.500%, 11/01/26(b)	22,444
159,922	2.505%, 07/01/41(b)	167,147
614,205	2.515%, 12/01/39(b)	656,141
87,002	2.527%, 10/01/34(b)	91,866
12,409	2.625%, 08/01/23(b)	12,468
436,284	2.674%, 08/01/35(b)	468,171
31,483	2.778%, 03/01/36(b)	31,845
289,835	2.947%, 11/01/36(b)	304,193
1,379,838	3.000%, 02/01/43	1,363,948
696,724	3.000%, 03/01/27	720,371
13,747	3.154%, 05/01/19(b)	13,960
17	3.235%, 03/01/15(b)	17
25,114	3.245%, 08/01/18(b)	26,187
1,221,326	4.000%, 04/01/32	1,306,381
18,279	4.088%, 11/01/21(b)	18,413
858,911	5.000%, 01/01/40	954,028
		23,178,605
Government National Mortgage Association (GNMA): 4.19%
	GNMA
307,851	1.625%, 04/20/34(b)	320,006
63,009	1.625%, 09/20/21(b)	65,232
200,149	1.625%, 05/20/31(b)	208,508
908,269	1.625%, 10/20/40(b)	946,481
118,170	1.625%, 05/20/36(b)	122,764
165,146	1.625%, 10/20/33(b)	172,061
56,460	1.625%, 11/20/36(b)	56,667
55,720	1.625%, 08/20/25(b)	57,360
196,101	2.000%, 12/20/41(b)	197,100
323,490	2.000%, 11/20/41(b)	333,488
77,325	2.125%, 01/20/37(b)	77,726
827,707	2.500%, 12/15/27	847,720
148,008	3.000%, 01/20/41(b)	149,009
589,090	3.000%, 10/20/26	614,529
138,018	3.500%, 10/20/41(b)	144,130
2,178,364	3.500%, 05/15/42	2,256,525
573,828	3.500%, 09/20/28	606,557
566,206	3.500%, 07/20/27	598,253
		7,774,116
	Total Agency Pass-Through Securities (Cost $44,766,702)	44,825,044
Asset-Backed Securities: 1.99%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	249,189
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.804%, 08/16/21(b)(c)	252,290
	John Deere Owner Trust, Series 2014-B, Class A3
1,000,000	1.070%, 11/15/17	998,250
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	501,631

	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
1,200,000	1.450%, 09/21/20	1,196,975
	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2
500,000	1.400%, 07/22/19(c)	498,254
	Total Asset-Backed Securities (Cost $3,699,561)	3,696,589
Collateralized Mortgage Obligations: 5.08%
Collateralized Mortgage Obligations-Other: 1.18%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
1,000,000	5.810%, 06/14/50(b)(c)	1,079,136
	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1
478,570	1.268%, 03/15/19	476,172
	JP Morgan Chase Mortgage Trust, Series 2004, Class A5
288,804	2.349%, 12/25/34(b)	292,545
	Morgan Stanley Re-REMIC Trust, Series 2012, Class-IO AXB1
345,624	1.000%, 03/27/51(c)(d)	345,192
		2,193,045
Federal Home Loan Mortgage Corporation (FHLMC): 2.68%
	FHLMC, REMICS
1,428,639	3.000%, 01/15/39	1,460,473
467,831	3.000%, 08/15/40	478,081
609,499	3.500%, 04/15/40	635,748
199,771	4.500%, 08/15/20	212,102
	FHLMC, STRIP
1,836,010	3.500%, 07/15/42	1,860,550
327,125	3.500%, 09/15/42	336,841
		4,983,795
Federal National Mortgage Association (FNMA): 0.41%
	FNMA, REMICS
708,765	4.500%, 10/25/39	758,044
Government National Mortgage Association (GNMA): 0.81%
	GNMA, REMICS
410,119	3.500%, 11/20/39	425,803
394,882	4.000%, 11/16/39	414,819
448,273	4.500%, 10/20/39	481,737
168,367	4.750%, 05/20/39	179,007
		1,501,366
	Total Collateralized Mortgage Obligations (Cost $9,441,401)	9,436,250

Corporate Bonds: 16.03%
Basic Materials: 0.55%
	Dow Chemical Co., Sr. Unsec. Notes
1,000,000	2.500%, 02/15/16	1,022,000
Consumer Cyclical: 1.06%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.100%, 08/01/18(b)(c)	763,199
1,200,000	1.650%, 04/10/15(c)	1,207,146
		1,970,345
Consumer Noncyclical: 1.45%
	AbbVie, Inc., Sr. Unsec. Notes
1,080,000	0.997%, 11/06/15(b)	1,087,855
	AmerisourceBergen Corp., Sr. Unsec. Notes
1,000,000	1.150%, 05/15/17	994,205
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	511,425
	Johns Hopkins Health System Corp., Sr. Unsec. Notes
100,000	1.424%, 05/15/18	98,119
		2,691,604
Consumer Staples: 0.62%
	Kraft Foods Group, Inc., Sr. Unsec. Notes
1,000,000	6.125%, 08/23/18	1,148,341
Energy: 1.37%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	556,493
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	350,841
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	510,320
	Schlumberger Norge AS, Sr. Unsec. Notes
512,000	1.950%, 09/14/16(c)	522,436
	Total Capital SA, Sr. Unsec. Notes
400,000	3.125%, 10/02/15	410,699
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
190,000	0.914%, 06/30/16(b)	191,631
		2,542,420
Financials: 5.86%
	American Express Credit Corp., Sr. Unsec. Notes
400,000	0.784%, 03/18/19(b)	402,191
	Branch Banking & Trust Co., Sub. Notes, Series BKNT
1,260,000	0.535%, 05/23/17(b)	1,252,221
401,000	0.554%, 09/13/16(b)	400,476
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	511,293
	Fifth Third Bancorp, Sr. Unsec. Notes
1,000,000	2.300%, 03/01/19	998,243
1,550,000	3.625%, 01/25/16	1,604,983

	General Electric Capital Corp., Sr. Unsec. Notes
500,000	1.234%, 04/15/23(b)	503,458
	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.237%, 01/31/17(b)(c)	386,533
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.694%, 01/15/15(b)	1,451,190
	Nationwide Mutual Insurance Co., Sub. Notes
895,000	5.810%, 12/15/24(b)(c)	902,831
	Pricoa Global Funding I, Sec. Notes
1,000,000	2.200%, 05/16/19(c)	987,925
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.513%, 06/30/17(b)(c)	476,563
	Wells Fargo & Co., Sr. Unsec. Notes
1,000,000	2.125%, 04/22/19	989,140
		10,867,047
Healthcare: 0.53%
	Sanofi, Sr. Unsec. Notes
1,000,000	1.250%, 04/10/18	986,639
Industrials: 1.29%
	Emerson Electric Co., Sr. Unsec. Notes
100,000	5.000%, 12/15/14	100,968
	Federal Express Corp. 1999 Pass Through Trust, Second Lien Notes, Series 991B
823,330	7.900%, 01/15/20	922,129
	United Technologies Corp., Sr. Unsec. Notes
1,350,000	1.800%, 06/01/17	1,370,928
		2,394,025
Technology: 1.45%
	Hewlett-Packard Co., Sr. Unsec. Notes
1,030,000	3.300%, 12/09/16	1,075,174
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	498,811
	Intuit, Inc., Sr. Unsec. Notes
1,000,000	5.750%, 03/15/17	1,104,078
		2,678,063
Telecommunication Services: 1.85%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.620%, 02/12/16(b)	501,318
1,500,000	2.375%, 11/27/18	1,515,221
	Verizon Communications, Inc., Sr. Unsec. Notes
500,000	1.100%, 11/01/17	493,597
904,000	2.500%, 09/15/16	927,964
		3,438,100
	Total Corporate Bonds (Cost $29,818,758)	29,738,584

Municipal Bonds: 5.40%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	275,407
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	503,930
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	49,982
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,300
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	751,987
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	250,887
	Maine State Housing Authority, Taxable Revenue Bonds, Series A
500,000	1.190%, 11/15/16	498,905
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
655,000	1.053%, 06/01/17	655,223
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	249,740
	New Jersey State Economic Development Authority, Taxable Refunding Revenue Bonds (School Facilities Construction), Series QQ
500,000	1.096%, 06/15/16	499,425
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	501,715
	North Carolina Housing Finance Agency, HomeownershipTaxable Refunding Revenue Bonds, Series 35
200,000	2.040%, 07/01/18	200,860
	North Texas Tollway Authority, First Tier Variable Revenue Refuding Bonds, Series A
250,000	0.840%, 01/01/50(b)	250,880
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	752,873
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	311,916
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,123
	Philadelphia Municipal Authority, Taxable Revenue Bonds, Series A
500,000	2.000%, 01/15/18	498,415
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
425,000	2.080%, 10/01/17	429,446
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.031%, 06/01/15(b)	500,550

	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	503,035
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	433,036
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
195,000	2.800%, 03/01/36	191,823
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	452,766
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	500,885
	Total Municipal Bonds (Cost $10,006,259)	10,012,109
U.S. Treasury Bonds & Notes: 16.80%
	U.S. Treasury Notes
5,000,000	0.500%, 06/15/16	5,004,980
3,500,000	0.625%, 08/15/16	3,505,127
5,000,000	0.750%, 01/15/17	4,997,850
6,000,000	0.750%, 03/15/17	5,989,452
6,500,000	0.875%, 05/15/17	6,492,636
5,000,000	2.375%, 07/31/17	5,187,110
	Total U.S. Treasury Bonds & Notes (Cost $31,190,999)	31,177,155
	Total Investments: 70.35% (Cost $130,598,391)	130,545,015
	Net Other Assets and Liabilities: 29.65%	55,016,752
	Net Assets: 100.00%	$185,561,767

Percentages are stated as a percent of net assets.

(a)	Represents a step-up bond. Rate disclosed is as of September 30, 2014.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,421,505, representing 4.00% of net assets.
(d)	Interest only security.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of America Merrill Lynch	MSCI Frontier NR USD	1-month LIBOR plus 110 Bps	Total Return	09/08/15	$18,098,719	$(247,818)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 98 Bps	Total Return	10/28/14	4,000,000	1,157,710
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	01/27/15	12,338,912	2,847,593
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 119 Bps	Total Return	05/26/15	13,377,743	824,175
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 129 Bps	Total Return	05/26/15	10,096,697	618,211
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 140 Bps	Total Return	08/26/15	8,632,213	12,512
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 130 Bps	Total Return	10/29/15	8,557,020	(8,372)
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	03/31/15	4,075,208	667,561
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/07/15	4,191,983	357,872
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/26/15	5,563,592	267,502
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/26/15	5,563,667	275,617
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 115 Bps	Total Return	10/28/14	4,499,757	1,365,006
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	06/26/15	52,319,880	2,278,380
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 155 Bps	Total Return	06/26/15	6,564,631	(2,830)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 155 Bps	Total Return	07/28/15	6,433,428	84,695
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	10/29/15	8,958,091	19,682
Total of Total Return Swap Contracts					$173,271,541	$10,517,496

Investment Abbreviations:

Bps—Basis Points

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduit

Re-REMICS—Re-Securitized Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 96.03%
China: 1.02%
258,000	China Machinery Engineering Corp., Class H	$147,859
France: 4.90%
4,900	Danone SA	328,016
1,300	LVMH Moet Hennessy Louis Vuitton SA	211,322
2,700	Orpea	167,852
		707,190
Germany: 4.06%
2,600	Bayer AG, Sponsored ADR	364,286
16,200	RIB Software AG	221,905
		586,191
Hong Kong: 2.12%
155,570	Future Bright Holdings, Ltd.	63,511
208,000	Guangdong Investment, Ltd.	242,962
		306,473
Indonesia: 3.03%
1,094,683	PT Astra Graphia Tbk	198,543
912,000	PT Media Nusantara Citra Tbk	239,133
		437,676
Italy: 2.39%
18,100	Danieli & C. Officine Meccaniche SpA	344,749
Japan: 9.73%
30,000	Astellas Pharma, Inc.	446,683
11,000	Fujitec Co., Ltd.	119,854
17,500	Kuraray Co., Ltd.	205,197
5,000	Santen Pharmaceutical Co., Ltd.	279,918
14,489	VT Holdings Co., Ltd.	51,919
10,800	Zenkoku Hosho Co., Ltd.	301,327
		1,404,898
Malaysia: 0.71%
187,500	Oldtown Bhd	101,737
Netherlands: 0.80%
3,500	Arcadis NV	115,889

Norway: 3.86%
10,608	Gjensidige Forsikring ASA	224,386
23,800	Marine Harvest ASA	333,028
		557,414
Pakistan: 1.50%
6,000	Suncor Energy, Inc.	217,135
Peru: 1.59%
1,500	Credicorp, Ltd.	230,085
Philippines: 3.50%
483,124	D&L Industries, Inc.	139,735
350,000	First Gen Corp.(a)	210,183
110,000	Robinsons Retail Holdings, Inc.	155,156
		505,074
Singapore: 2.45%
7,000	China Yuchai International, Ltd.	129,780
109,000	OSIM International, Ltd.	224,716
		354,496
Sweden: 5.60%
7,500	Investor AB, Class B	265,244
28,000	Nordea Bank AB	364,357
26,000	TeliaSonera AB	179,867
		809,468
Switzerland: 9.58%
4,200	Novartis AG, Sponsored ADR	395,346
600	Partners Group Holding AG	158,060
13,200	Roche Holdings, Ltd., Sponsored ADR	488,268
5,400	Syngenta AG, ADR	342,198
		1,383,872
Taiwan: 2.01%
70,000	Kinik Co.	163,842
71,000	Wah Lee Industrial Corp.	126,038
		289,880
Thailand: 2.72%
1,900,000	Jasmine International Pcl	392,598
Turkey: 0.69%
13,400	Koza Altin Isletmeleri AS	99,769
United Kingdom: 5.69%
18,000	Dunelm Group Plc	240,739
2,500	HSBC Holdings Plc, Sponsored ADR	127,200
57,900	Stock Spirits Group Plc	273,708
1,800	WPP Group Plc, Sponsored ADR	180,792
		822,439

United States: 28.08%
1,900	3M Co.	269,192
1,566	Arlington Asset Investment Corp., Class A	39,792
1,085	AvalonBay Communities, Inc.	152,952
6,230	BankUnited, Inc.	189,953
1,135	BlackRock, Inc.	372,643
1,915	Blackstone Mortgage Trust, Inc., Class A	51,897
3,470	Cardinal Health, Inc.	259,972
6,300	Comcast Corp., Class A	338,814
4,130	ConocoPhillips Corp.	316,028
900	EPR Properties	45,612
6,030	JPMorgan Chase & Co.	363,247
5,700	KLA-Tencor Corp.	449,046
2,947	McDonald’s Corp.	279,405
9,680	Pfizer, Inc.	286,238
5,000	Qualcomm, Inc.	373,850
520	SCANA Corp.	25,797
17,690	Silvercrest Asset Management Group, Inc., Class A	240,938
		4,055,376
	Total Common Stocks (Cost $11,922,343)	13,870,268
Limited Partnerships: 0.42%
United States: 0.42%
2,750	KKR & Co., LP	61,325
	Total Limited Partnerships (Cost $61,134)	61,325
Principal Amount
Collateralized Mortgage Obligations: 0.80%
United States: 0.80%
	FHLMC, REMICS
$602,798	3.000%, 06/15/27(b)	75,437
	FNMA, REMICS
208,110	3.500%, 11/25/20(b)	14,947
102,467	4.000%, 09/25/20(b)	6,740
235,437	4.000%, 10/25/20(b)	18,375
		115,499
	Total Collateralized Mortgage Obligations (Cost $151,950)	115,499

Total Investments: 97.25% (Cost $12,135,427)	14,047,092
Net Other Assets and Liabilities: 2.75%	396,770
Net Assets: 100.00%	$14,443,862

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest only security.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 93.80%
Australia: 2.02%
270,000	Sydney Airport	$1,009,421
188,582	Transurban Group	1,274,671
		2,284,092
Austria: 1.43%
30,300	Andritz AG	1,615,786
Belgium: 1.97%
93,100	bpost SA	2,222,462
Bermuda: 2.74%
130,200	Hoegh LNG Holdings, Ltd.(a)	1,991,074
48,450	Nabors Industries, Ltd.	1,102,722
		3,093,796
Brazil: 3.22%
156,100	Alupar Investimento SA	1,100,719
85,500	Companhia de Saneamento de Minas Gerais	1,118,809
175,000	Transmissora Alianca de Energia Electria SA	1,413,441
		3,632,969
Canada: 4.13%
50,910	Canadian Solar, Inc.(a)	1,821,051
42,000	Finning International, Inc.	1,184,678
32,000	TransCanada Corp.	1,648,073
		4,653,802
Chile: 2.37%
2,175,000	Aguas Andinas SA, Class A	1,258,731
89,500	Enersis SA, Sponsored ADR	1,412,310
		2,671,041
China: 6.22%
1,588,000	China Machinery Engineering Corp., Class H	910,075
1,009,000	CIMC Enric Holdings, Ltd.	1,008,370
282,000	ENN Energy Holdings, Ltd.	1,844,929
878,000	Huaneng Power International, Inc., Class H	958,865
860,000	PetroChina Co., Ltd., Class H	1,102,017
2,430,000	Qinhuangdao Port Co., Ltd., Class H	1,186,076
		7,010,332

France: 3.41%
131,500	Groupe Eurotunnel SA	1,606,441
38,500	Vinci SA	2,237,117
		3,843,558
Germany: 0.70%
57,790	RIB Software AG	791,599
Hong Kong: 7.00%
485,000	APT Satellite Holdings, Ltd.	688,320
628,000	China Gas Holdings, Ltd.	1,041,699
2,865,000	China Power International Development, Ltd.	1,328,293
833,104	COSCO Pacific, Ltd.	1,105,105
1,862,000	Guangdong Investment, Ltd.	2,174,973
2,525,000	Yuexiu Transport Infrastructure, Ltd.	1,551,125
		7,889,515
Indonesia: 2.96%
3,617,000	Jasa Marga Persero Tbk PT	1,914,620
5,948,000	Telekomunikasi Indonesia Tbk PT	1,422,932
		3,337,552
Italy: 4.33%
100,500	Danieli & C. Officine Meccaniche SpA	1,914,213
19,200	EI Towers SpA(a)	1,018,772
330,000	Hera SpA	873,631
100,274	Societa Iniziative Autostradali Servizi SpA	1,077,806
		4,884,422
Japan: 5.30%
183,800	Fujitec Co., Ltd.	2,002,653
142,000	Hitachi, Ltd.	1,084,340
32,300	Kurita Water Industries, Ltd.	720,657
231,000	Sankyu, Inc.	1,234,247
120,500	Yumeshin Holdings Co., Ltd.	930,600
		5,972,497
Mexico: 4.78%
271,465	Grupo Aeroportuario del Centro Norte SAB de CV	1,197,393
453,000	OHL Mexico SAB de CV(a)	1,229,429
1,100,000	PLA Administradora Industria	2,423,514
39,200	Promotora Operador Infrastructure SAB de CV(a)	536,579
		5,386,915
Netherlands: 0.91%
19,000	Koninklijke Vopak NV	1,025,318
New Zealand: 3.54%
573,600	Infratil, Ltd.	1,267,224
1,425,200	Meridian Energy, Ltd.	1,590,997
565,000	Mighty River Power, Ltd.	1,131,341
		3,989,562
Norway: 0.84%
1,421,000	Vard Holdings, Ltd.(a)	946,814

Philippines: 2.70%
7,143,700	Energy Development Corp.	1,287,784
1,195,000	First Gen Corp.(a)	717,626
15,000	Philippine Long Distance Telephone Co.	1,035,485
		3,040,895
Poland: 1.73%
269,500	Energa SA	1,953,754
Russia: 2.22%
19,500	Lukoil OAO, Sponsored ADR	992,550
101,200	Mobile Telesystems, Sponsored ADR	1,511,928
		2,504,478
Singapore: 3.28%
3,939,000	Hutchison Port Holdings Trust	2,757,300
673,000	Singapore Post, Ltd.	946,959
		3,704,259
Taiwan: 0.52%
117,000	Cleanaway Co., Ltd.	586,548
Thailand: 3.87%
4,577,700	BTS Group Holdings Pcl	1,411,781
1,406,400	Sino Thai Engineering & Construction Pcl	1,171,096
4,816,500	Thai Tap Water Supply Pcl	1,782,514
		4,365,391
Turkey: 1.20%
330,000	Aygaz AS	1,348,093
United Kingdom: 1.03%
352,000	Vodafone Group Plc	1,166,391
United States: 18.30%
37,100	American States Water Co.	1,128,582
20,000	American Water Works Co., Inc.	964,600
17,121	Eaton Corp. Plc	1,084,958
90,173	Enphase Energy, Inc.(a)	1,351,693
40,500	Freeport-McMoRan Copper & Gold, Inc., Class B	1,322,325
32,100	Halliburton Co.	2,070,771
30,000	Kinder Morgan, Inc.	1,150,200
55,600	MasTec, Inc.(a)	1,702,472
170,130	Orion Marine Group, Inc.(a)	1,697,897
10,100	Parker-Hannifin Corp.	1,152,915
47,500	Quanta Services, Inc.(a)	1,723,775
45,510	RPC, Inc.	999,400
17,000	Schlumberger, Ltd.	1,728,730
65,058	SJW Corp.	1,748,108
22,950	UIL Holdings Corp.	812,430
		20,638,856
Vietnam: 1.08%
245,000	PetroVietnam Gas JSC	1,223,413

	Total Common Stocks (Cost $96,644,451)	105,784,110
Limited Partnerships: 0.99%
Norway : 0.99%
48,600	Hoegh LNG Partners LP(a)	1,113,426
	Total Limited Partnerships (Cost $1,088,052)	1,113,426
Preferred Stocks: 0.70%
Germany: 0.70%
30,500	Sixt SE	786,837
	Total Preferred Stocks (Cost $932,570)	786,837
	Total Investments: 95.49% (Cost $98,665,073)	107,684,373
	Net Other Assets and Liabilities: 4.51%	5,088,595
	Net Assets: 100.00%	$112,772,968

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

ADR—American Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

September 30, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 96.10%
Basic Materials: 5.49%
	AK Steel Corp., Sr. Unsec. Notes
$ 1,150,000	7.625%, 10/01/21	$1,115,500
	Alcoa, Inc., Sr. Unsec. Notes
1,000,000	5.125%, 10/01/24	1,003,523
	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes
1,225,000	10.500% (or 11.250% PIK), 09/15/18(a)	1,240,312
	INEOS Group Holdings SA, Sr. Unsec. Notes
1,100,000	6.125%, 08/15/18(a)	1,101,375
	Rockwood Specialties Group, Inc., Sr. Unsec. Notes
1,250,000	4.625%, 10/15/20	1,295,313
		5,756,023
Communications: 12.10%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,250,000	5.875%, 09/15/22	1,214,063
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
1,250,000	6.500%, 04/30/21	1,307,812
	Digicel Group, Ltd., Sr. Unsec. Notes
1,050,000	8.250%, 09/30/20(a)	1,086,855
	DISH DBS Corp., Sr. Unsec. Notes
1,285,000	5.125%, 05/01/20	1,291,425
	Gannett Co. Inc., Sr. Unsec. Notes
1,250,000	6.375%, 10/15/23(a)	1,303,125
	Gray Television, Inc., Sr. Unsec. Notes
1,250,000	7.500%, 10/01/20	1,284,375
	Level 3 Escrow II, Inc., Sr. Unsec Notes
1,250,000	5.375%, 08/15/22(a)	1,234,375
	SiTV Llc/SiTV Finance, Inc., Sec. Notes
1,425,000	10.375%, 07/01/19(a)	1,414,313

	Sprint Corp., Sr. Unsec. Notes
1,260,000	7.125%, 06/15/24(a)	1,274,175
	Starz LLC / Starz Finance Corp., Sr. Unsec. Notes
1,250,000	5.000%, 09/15/19	1,268,750
		12,679,268
Consumer Cyclical: 16.40%
	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes
1,184,676	5.375%, 05/15/21(a)	1,214,292
	Air Canada, Second Lien Notes
1,100,000	8.750%, 04/01/20(a)	1,204,500
	American Airlines 2011-1 Class B Pass Through Trust, Second Lien Notes
1,318,135	7.000%, 01/31/18(a)	1,410,404
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
1,250,000	6.875%, 02/15/21(a)	1,196,875
	GameStop Corp., Sr. Unsec. Notes
1,150,000	5.500%, 10/01/19(a)	1,141,375
	Intrepid Aviation Group Holdings Llc/Intrepid Finance Co., Sr. Unsec. Notes
1,250,000	6.875%, 02/15/19(a)	1,256,250
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
1,130,000	10.250%, 01/01/18(a)	1,169,550
	Lennar Corp., Sr. Unsec. Notes
1,250,000	4.500%, 06/15/19	1,242,188
	MGM Resorts International, Sr. Unsec. Notes
1,205,000	6.625%, 12/15/21	1,277,300
	Michaels Stores, Inc., Sr. Unsub. Notes
1,240,000	5.875%, 12/15/20(a)	1,236,900
	Pantry, Inc., Sr. Unsec. Notes
1,115,000	8.375%, 08/01/20	1,170,750
	Rite Aid Corp., Sr. Unsec. Notes
1,000,000	9.250%, 03/15/20	1,095,000
	Tops Holding II Corp., Sr. Unsec. PIK Notes
1,500,000	8.750% (or 9.500% PIK), 06/15/18	1,507,500
	Wynn Macau, Ltd., Sr. Unsec. Notes
1,100,000	5.250%, 10/15/21(a)	1,067,000
		17,189,884
Consumer Noncyclical: 15.71%
	APX Group, Inc., Sr. Unsec. Notes
1,500,000	8.750%, 12/01/20	1,357,500

	Beverages & More, Inc., Sec. Notes
1,135,000	10.000%, 11/15/18(a)	1,071,156
	Bumble Bee Holdco SCA, Sr. Unsec. PIK Notes
1,525,000	9.625% (or 10.375% PIK), 03/15/18(a)	1,586,000
	C&S Group Enterprises Llc, Sec. Notes
1,250,000	5.375%, 07/15/22(a)	1,190,625
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
1,250,000	5.625%, 07/31/19(a)	1,322,125
	Grifols Worldwide Operations, Ltd., Sr. Unsec. Notes
1,160,000	5.250%, 04/01/22(a)	1,148,400
	HCA, Inc., First Lien Notes
1,250,000	3.750%, 03/15/19	1,225,000
	HealthSouth Corp., Gtd. Notes
1,293,000	7.750%, 09/15/22	1,385,126
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Sr. Unsec. Notes
1,258,000	5.750%, 04/15/23	1,320,900
	Prospect Medical Holdings, Inc., Sec. Notes
1,225,000	8.375%, 05/01/19(a)	1,321,469
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer Llc, Sr. Unsec. Notes
1,250,000	8.250%, 02/15/21	1,328,125
	Smithfield Foods, Inc., Sr. Unsec. Notes
1,100,000	5.875%, 08/01/21(a)	1,116,500
	Valeant Pharmaceuticals International, Inc., Sr. Unsec. Notes
1,100,000	5.625%, 12/01/21(a)	1,098,625
		16,471,551
Energy: 13.12%
	Alpha Natural Resources, Inc., Second Lien Notes
1,050,000	7.500%, 08/01/20(a)	942,375
	Approach Resources, Inc., Sr. Unsec. Notes
1,300,000	7.000%, 06/15/21	1,293,500
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes
1,250,000	6.000%, 12/15/20	1,265,625
	Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Notes
1,002,000	6.625%, 12/01/21	986,970
	Lonestar Resources America, Inc., Sr. Unsec. Notes
1,250,000	8.750%, 04/15/19(a)	1,245,313
	Murray Energy Corp., Sec. Notes
1,165,000	9.500%, 12/05/20(a)	1,287,325

	Peabody Energy Corp., Sr. Unsec. Notes
1,050,000	6.500%, 09/15/20	987,000
	Rosetta Resources, Inc., Sr Unsec. Notes
1,275,000	5.625%, 05/01/21	1,249,500
	SESI Llc, Sr. Unsec. Notes
1,000,000	7.125%, 12/15/21	1,110,000
	Shelf Drilling Holdings, Ltd., Sec. Notes
1,000,000	8.625%, 11/01/18(a)	1,055,000
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
1,250,000	7.875%, 04/01/20	1,300,000
	Whiting Petroleum Corp., Sr. Unsec. Notes
1,000,000	5.000%, 03/15/19	1,027,500
		13,750,108
Financials: 16.83%
	Aircastle, Ltd., Sr. Unsec. Notes
1,250,000	5.125%, 03/15/21	1,237,500
	Ally Financial, Inc., Sr. Unsec. Notes
1,340,000	5.125%, 09/30/24	1,316,550
	CTR Partnership LP/CareTrust Capital Corp., Sr. Unsec. Notes
1,250,000	5.875%, 06/01/21(a)	1,256,250
	DFC Finance Corp., First Lien Notes
1,250,000	10.500%, 06/15/20(a)	1,218,750
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, Sr. Unsec. Notes
1,350,000	5.000%, 08/01/21(a)	1,343,250
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,250,000	4.250%, 05/15/23	1,257,812
	Hub Holdings Llc/Hub Holdings Finance, Inc., Sr. Unsec. PIK Notes
1,400,000	8.125% (or 8.875% PIK), 07/15/19(a)	1,375,500
	Hunt Cos. Inc., Sec. Notes
1,425,000	9.625%, 03/01/21(a)	1,489,125
	International Lease Finance Corp., Sr. Unsec. Notes
1,250,000	4.625%, 04/15/21	1,242,969
	iStar Financial, Inc., Sr. Unsec. Notes
1,250,000	4.875%, 07/01/18	1,221,875
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,000,000	5.875%, 04/01/24	1,007,500
	MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsec. Notes
1,110,000	6.875%, 05/01/21	1,193,250

	Ocwen Financial Corp., Sr. Unsec. Notes
1,250,000	6.625%, 05/15/19(a)	1,209,375
	Rialto Holdings Llc/Rialto Corp., Sr. Unsec. Notes
1,250,000	7.000%, 12/01/18(a)	1,277,344
		17,647,050
Industrials: 9.07%
	Ardagh Finance Holdings SA, Sr. Unsec. PIK Notes
1,350,000	8.625% (or 8.625% PIK), 06/15/19(a)	1,363,500
	Coveris Holdings SA, Sr. Unsec. Notes
1,200,000	7.875%, 11/01/19(a)	1,260,000
	Kratos Defense & Security Solutions, Inc., First Lien Notes
1,290,000	7.000%, 05/15/19(a)	1,286,775
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec. Notes
1,500,000	7.250%, 02/15/21	1,503,750
	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. PIK Notes
1,435,000	10.000% (or 10.750% PIK)%, 02/15/18(a)	1,463,700
	US Concrete, Inc., First Lien Notes
1,250,000	8.500%, 12/01/18	1,343,750
	Zachry Holdings, Inc., Sr. Unsec. Notes
1,250,000	7.500%, 02/01/20(a)	1,287,500
		9,508,975
Technology: 3.82%
	Activision Blizzard, Inc., Sr. Unsec. Notes
1,250,000	5.625%, 09/15/21(a)	1,303,125
	Advanced Micro Devices, Inc., Sr. Unsec. Notes
1,500,000	7.000%, 07/01/24	1,434,375
	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes
1,225,000	8.000%, 04/15/21(a)	1,261,750
		3,999,250
Utilities: 3.56%
	Calpine Corp., Sr. Unsec Notes
1,250,000	5.375%, 01/15/23	1,214,062
	NGL Energy Partners LP/NGL Energy Finance Corp., Sr. Unsec. Notes
1,250,000	5.125%, 07/15/19(a)	1,229,688
	NRG Energy, Inc., Sr. Unsec. Notes
1,250,000	6.250%, 07/15/22(a)	1,288,281
		3,732,031

Total Corporate Bonds (Cost $100,877,446)	100,734,140
Total Investments: 96.10% (Cost $100,877,446)	100,734,140
Net Other Assets and Liabilities: 3.90%	4,093,484
Net Assets: 100.00%	$104,827,624

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $56,110,502, representing 53.53% of net assets.

Investment Abbreviations:

Gtd.—Guaranteed

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Unsub.—Unsubordinated

Portfolio of Investments (Note 1)

Forward International Dividend Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 85.18%
Brazil: 1.77%
474,000	AMBEV SA, ADR	$3,104,700
600,400	BM&F Bovespa SA	2,754,567
		5,859,267
Canada: 3.66%
58,200	Bank of Nova Scotia	3,599,670
100,000	Dream Industrial REIT	808,072
212,600	Suncor Energy, Inc.	7,693,806
		12,101,548
China: 2.19%
3,758,000	China Machinery Engineering Corp., Class H	2,150,716
5,800,000	China Petroleum & Chemical Corp., Class H	5,072,929
		7,223,645
Curacao: 0.75%
16,000	HAL Trust	2,485,696
Egypt: 0.95%
125,100	Eastern Tobacco(a)	3,146,899
France: 4.18%
61,700	Danone SA	4,131,820
15,500	LVMH Moet Hennessy Louis Vuitton SA	2,516,936
526,100	Natixis	3,619,546
56,882	Orpea	3,534,421
		13,802,723
Germany: 5.97%
41,000	Bayer AG, Sponsored ADR	5,744,510
180,815	FinTech Group AG(b)	2,260,692
16,500	Linde AG	3,158,272
188,000	MagForce AG(b)	1,633,484
274,398	RIB Software AG	3,746,952
128,300	Software AG	3,165,387
		19,709,297
Hong Kong: 3.92%
1,223,050	BOC Hong Kong Holdings, Ltd.	3,893,447
74,445,500	CSI Properties, Ltd.	3,115,938
2,322,507	Future Bright Holdings, Ltd.	948,702
4,276,000	Guangdong Investment, Ltd.	4,998,609
		12,956,696

Indonesia: 3.52%
13,466,707	PT Astra Graphia Tbk	2,442,464
4,755,650	PT Bank Mandiri Persero Tbk	3,932,949
15,281,505	PT Kalbe Farma Tbk	2,127,753
11,877,500	PT Media Nusantara Citra Tbk	3,113,184
		11,616,350
Italy: 2.47%
428,637	Danieli & Co. Officine Meccaniche SpA	8,164,205
Japan: 8.11%
332,800	Astellas Pharma, Inc.	4,956,582
880,400	Dynam Japan Holdings Co., Ltd.	2,303,719
253,400	Fujitec Co., Ltd.	2,765,874
45,100	Japan Tobacco, Inc.	1,465,544
267,800	Kuraray Co., Ltd.	3,145,794
45,100	Santen Pharmaceutical Co., Ltd.	2,525,643
346,921	VT Holdings Co., Ltd.	1,244,065
299,400	Zenkoku Hosho Co., Ltd.	8,364,640
		26,771,861
Macau: 0.53%
607,200	MGM China Holdings, Ltd.	1,749,723
Malaysia: 1.14%
1,625,000	Globetronics Technology Bhd	2,316,889
2,684,300	Oldtown Bhd	1,454,456
		3,771,345
Mexico: 0.36%
12,900	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,187,445
Netherlands: 0.88%
88,000	Arcadis NV	2,910,709
Norway: 3.06%
152,499	Gjensidige Forsikring ASA	3,225,746
492,100	Marine Harvest ASA	6,882,806
		10,108,552
Peru: 1.40%
30,050	Credicorp, Ltd.	4,609,369
Philippines: 4.80%
22,630,776	D&L Industries, Inc.	6,548,895
10,468,600	First Gen Corp.(b)	6,278,560
2,147,400	Robinsons Retail Holdings, Inc.	3,028,921
		15,856,376
Russia: 1.63%
850,000	Aeroflot—Russian Airlines OJSC	927,637
334,783	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	405,087

52,735	LUKOIL OAO, Sponsored ADR	2,684,212
73,000	MMC Norilsk Nickel OJSC, ADR	1,356,448
		5,373,384
Singapore: 2.60%
153,500	China Yuchai International, Ltd.	2,845,890
2,790,100	OSIM International, Ltd.	5,749,732
		8,595,622
Spain: 1.33%
463,176	Banco Santander SA, Sponsored ADR	4,400,172
Sri Lanka: 1.23%
1,926,649	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,682,541
1,542,944	Hatton National Bank Plc, Non-Voting Depository Receipt	1,727,198
17,918,874	Piramal Glass Ceylon Plc	645,725
		4,055,464
Sweden: 4.67%
179,500	Investor AB, Class B	6,320,132
404,800	Nordea Bank AB	5,247,587
558,000	TeliaSonera AB	3,848,052
		15,415,771
Switzerland: 7.87%
44,230	Novartis AG, ADR	4,163,370
13,700	Partners Group Holding AG	3,600,826
155,500	Roche Holdings, Ltd., Sponsored ADR	5,751,945
105,950	Syngenta AG, ADR	6,714,051
330,500	UBS AG	5,745,025
		25,975,217
Taiwan: 1.62%
1,067,300	Kinik Co.	2,495,114
1,610,600	Wah Lee Industrial Corp.	2,855,939
		5,351,053
Thailand: 3.08%
30,142,426	Jasmine International Pcl	6,189,897
10,759,270	Thai Tap Water Supply Pcl	3,977,657
		10,167,554
Turkey: 1.61%
1,284,471	Anadolu Hayat Emeklilik AS	2,592,653
364,700	Koza Altin Isletmeleri AS	2,716,853
		5,309,506
Ukraine: 0.35%
96,600	MHP SA, GDR(c)	1,149,540
United Kingdom: 6.45%
171,800	Dunelm Group Plc	2,297,722
75,300	HSBC Holdings Plc, Sponsored ADR	3,831,264

150,000	Inchcape Plc	1,559,864
644,200	ITE Group Plc	1,765,317
751,600	Stock Spirits Group Plc	3,552,996
59,000	Tipp24 SE	2,234,866
40,497	WPP Group Plc, Sponsored ADR	4,067,519
100,000	WPP Plc	2,003,339
		21,312,887
United States: 1.06%
36,147	Arlington Asset Investment Corp., Class A	918,495
44,680	Blackstone Mortgage Trust, Inc., Class A	1,210,828
21,100	EPR Properties	1,069,348
5,953	SCANA Corp.	295,329
		3,494,000
Vietnam: 2.02%
848,000	PetroVietnam Gas JSC	4,234,507
495,240	Vietnam Dairy Products JSC	2,449,662
		6,684,169
	Total Common Stocks (Cost $263,544,752)	281,316,045
Loan Participation Notes: 3.48%
Bangladesh: 1.56%
346,800	Grameenphone, Ltd. (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,711,702
3,017,300	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	3,455,028
		5,166,730
India: 1.92%
95,000	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/14	3,617,260
495,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/15	2,735,885
		6,353,145
	Total Loan Participation Notes (Cost $10,723,458)	11,519,875
Preferred Stocks: 1.70%
Germany: 0.95%
121,804	Sixt SE	3,133,723
South Korea: 0.75%
2,900	Samsung Electronic Co, Ltd.	2,467,144
	Total Preferred Stocks (Cost $6,790,654)	5,600,867

Principal Amount
Collateralized Mortgage Obligations: 1.16%
United States: 1.16%
	FHLMC, REMICS
$ 7,805,699	2.500%, 04/15/28(d)	793,996
2,522,462	3.000%, 06/15/26(d)	265,988
2,090,954	3.000%, 06/15/27(d)	261,672
1,273,115	3.000%, 09/15/31(d)	176,884
1,383,761	3.500%, 04/15/30(d)	138,673
362,247	4.000%, 07/15/23(d)	9,743
1,240,318	4.000%, 12/15/23(d)	81,953
348,958	5.000%, 02/15/24(d)	28,014
504,054	7.046%, 09/15/26(d)(e)	80,399
	FHLMC, STRIP
2,485,192	6.500%, 02/01/28(d)	596,121
	FNMA, REMICS
3,997,740	3.000%, 06/25/27(d)	491,522
332,842	3.000%, 09/25/27(d)	39,767
561,836	4.500%, 12/25/20(d)	36,010
2,333,077	6.325%, 04/25/42(d)(e)	425,159
454,115	6.525%, 07/25/41(d)(e)	72,476
613,616	7.645%, 04/25/32(d)(e)	151,596
	GNMA, REMICS
926,360	6.446%, 09/16/33(d)(e)	180,117
		3,830,090
	Total Collateralized Mortgage Obligations (Cost $4,712,413)	3,830,090
Corporate Bonds: 2.84%
Canada: 0.62%
	Air Canada, First Lien Notes
1,000,000	6.750%, 10/01/19(f)	1,058,750
	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes
1,000,000	9.000%, 08/28/34(e)	1,000,257
		2,059,007
United States: 2.22%
	Arch Coal, Inc., Sr. Unsec. Notes
1,500,000	7.250%, 10/01/20	821,250
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
1,000,000	10.000%, 09/29/34(e)	972,500
	Claire’s Stores, Inc., Second Lien Notes
750,000	8.875%, 03/15/19	626,250
	Hecla Mining Co., Sr. Unsec. Notes
1,000,000	6.875%, 05/01/21	945,000
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,000,000	7.400%, 04/01/37	837,500

	Morgan Stanley, Unsec. Medium-Term Notes
984,000	11.000%, 08/29/34(e)	984,000
	NRG REMA Llc, Series C, Sec. Notes
2,000,000	9.681%, 07/02/26	2,140,000
		7,326,500
	Total Corporate Bonds (Cost $9,497,761)	9,385,507
	Total Investments: 94.36% (Cost $295,269,038)	311,652,384
	Net Other Assets and Liabilities: 5.64%	18,600,266	(g)
	Net Assets: 100.00%	$330,252,650

Percentages are stated as a percent of net assets.

(a)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,554,627, representing 0.47% of net assets.
(d)	Interest only security.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,058,750, representing 0.32% of net assets.
(g)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini MSCI EAFE® Futures	Long	35	12/22/14	$3,219,475	$(108,410)
Total Futures Contracts				$3,219,475	$(108,410)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
10/17/12-05/22/14	Eastern Tobacco(a)	$1,933,047	$3,146,899	0.95%
05/03/13-10/09/13	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	1,131,928	405,087	0.13%
		$3,064,975	$3,551,986	1.08%

Investment Abbreviations:

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.58%
Australia: 17.35%
368,722	360 Capital Industrial Fund	$736,062
375,510	360 Capital Office Fund	655,911
1,119,180	Aspen Group	1,224,872
2,854,192	Cromwell Property Group	2,374,037
500,000	Dexus Property Group	485,930
650,000	Federation Centres	1,468,296
2,500,000	GDI Property Group	1,991,875
450,000	GPT Group	1,524,769
1,476,538	Mirvac Group	2,223,585
1,421,993	Peet, Ltd.	1,481,580
400,000	Scentre Group(a)	1,148,721
450,000	Stockland	1,556,289
275,819	Villa World, Ltd.	470,912
		17,342,839
Canada: 10.14%
41,500	Allied Properties REIT	1,266,547
73,300	Dream Industrial REIT	592,317
170,200	Dream Office REIT	4,249,111
150,000	Pure Industrial Real Estate Trust	593,330
150,000	RioCan REIT	3,438,100
		10,139,405
China: 0.81%
4,500,000	Chuang’s China Investments, Ltd.	289,767
24,413,000	Lai Fung Holdings, Ltd.	518,767
		808,534
Finland: 0.44%
130,000	Citycon OYJ	435,123
France: 6.38%
122	Cegereal	4,222
50,000	Fonciere des 6eme et 7eme Arrondissements de Paris	1,231,480
20,000	Fonciere INEA	815,935
5,000	Gecina SA	655,211
18,000	ICADE	1,518,017
25,000	Klepierre	1,094,755
21,802	Societe Fonciere Lyonnaise SA	1,053,297
		6,372,917
Hong Kong: 28.64%
3,840,000	Asia Orient Holdings, Ltd.	959,401
24,410,000	Asia Standard Hotel Group, Ltd.	3,458,019
9,506,000	Asia Standard International Group, Ltd.	2,436,228
9,324,000	Chuang’s Consortium International, Ltd.	1,140,756

100,284,116	CSI Properties, Ltd.	4,197,420
12,929,000	Dorsett Hospitality International, Ltd.	2,314,444
100,000	Kerry Properties, Ltd.	336,130
141,674,000	Lai Sun Development Co., Ltd.(a)	3,411,919
18,750,000	Magnificent Estates	893,449
360,666	New World Development Co., Ltd.	419,895
998,000	Safety Godown Co., Ltd.	1,290,420
2,118,000	Soundwill Holdings, Ltd.	3,371,408
2,862,000	Sunlight REIT	1,153,668
150,000	Swire Properties, Ltd.	467,491
4,292,000	Wing Tai Properties, Ltd.	2,780,319
		28,630,967
Italy: 0.90%
382,252	Beni Stabili SpA	269,406
565,212	Immobiliare Grande Distribuzione	474,740
800,000	Risanamento SpA(a)	154,497
		898,643
Japan: 15.59%
280,000	Iida Group Holdings Co., Ltd.	3,426,123
100	Japan Real Estate Investment Corp.	514,247
20,000	Jowa Holdings Co., Ltd.	687,486
155,000	Mitsubishi Estate Co., Ltd.	3,488,648
40,000	Mitsui Fudosan Co., Ltd.	1,225,256
500	ORIX JREIT, Inc.	628,676
100,000	Sumitomo Realty & Development Co., Ltd.	3,558,240
75,000	Tokyu Fudosan Holdings Corp.	514,247
550	Tokyu REIT, Inc.	725,142
128,400	Tosei Corp.	816,000
		15,584,065
Mexico: 1.99%
500,000	Macquarie Mexico Real Estate Management SA de CV	882,320
500,000	PLA Administradora Industria	1,101,597
		1,983,917
Netherlands: 1.03%
22,542	VastNed Retail NV	1,031,107
Philippines: 1.40%
9,663,000	Empire East Land Holdings, Inc.(a)	198,094
5,042,000	Filinvest Land, Inc.	177,513
11,000,000	Rockwell Land Corp.	436,299
8,114,000	Shang Properties, Inc.	591,227
		1,403,133
Singapore: 3.02%
300,000	CapitaLand, Ltd.	752,528
466,000	Frasers Centrepoint, Ltd.	620,992
250,000	Overseas Union Enterprise, Ltd.	417,418
1,990,000	Starhill Global REIT	1,232,343
		3,023,281
Sweden: 1.00%
80,000	Hufvudstaden AB, Class A	996,674

United Kingdom: 8.89%
50,000	Derwent London Plc	2,213,666
388,006	Development Securities Plc	1,236,008
265,000	Grainger Plc	796,912
90,000	Great Portland Estates Plc	933,047
153,000	Hammerson Plc	1,424,958
100,000	Land Securities Group Plc	1,684,364
57,967	Workspace Group Plc	594,377
		8,883,332
	Total Common Stocks (Cost $99,677,610)	97,533,937
Rights: 0.13%
Italy: 0.13%
382,252	Beni Stabili SpA, Rights, Strike Price 0.42 EUR (expiring 10/17/14)(a)	7,967
565,212	Immobiliare Grande Distribuzione, Rights, Strike Price 0.50 EUR (expiring 10/17/14)(a)	121,005
		128,972
	Total Rights (Cost $0)	128,972
	Total Investments: 97.71% (Cost $99,677,610)	97,662,909
	Net Other Assets and Liabilities: 2.29%	2,292,350
	Net Assets: 100.00%	$99,955,259

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EUR—Euro

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 92.90%
Australia: 4.77%
104,203	ALS, Ltd.	$480,808
234,718	carsales.com, Ltd.	2,026,301
826,062	Healthscope, Ltd.(a)	1,764,750
486,335	OzForex Group, Ltd.	992,138
196,263	SAI Global, Ltd.	695,944
199,876	Super Retail Group, Ltd.	1,454,261
226,482	Virtus Health, Ltd.	1,540,761
		8,954,963
Belgium: 1.23%
96,800	bpost SA	2,310,788
Denmark: 2.56%
45,085	D/S Norden A/S	1,157,428
43,646	FLSmidth & Co., A/S	2,088,414
53,203	SimCorp A/S	1,561,728
		4,807,570
Finland: 1.99%
40,862	Cargotec Oyj, Class B	1,366,144
237,720	Valmet Oyj	2,370,504
		3,736,648
France: 6.24%
254,664	Altran Technologies SA	2,627,922
147,915	GameLoft SE(a)	982,700
19,373	Ingenico SA	1,979,069
78,282	Societe Television Francaise 1	1,055,981
43,577	Teleperformance SA	2,695,870
145,178	UBISOFT Entertainment(a)	2,383,785
		11,725,327
Germany: 9.24%
47,938	Aareal Bank AG	2,084,682
139,400	Aixtron SE(a)	2,120,765
83,860	Dialog Semiconductor Plc(a)	2,356,189
26,260	Gerresheimer AG	1,705,492
14,191	MorphoSys AG(a)	1,392,519
26,068	MTU Aero Engines AG	2,225,755
22,969	Pfeiffer Vacuum Technology AG	1,933,593
137,632	TUI AG	2,059,100
21,933	Vossloh AG	1,488,462
		17,366,557

Hong Kong: 3.07%
2,323,000	Goodbaby International Holdings, Ltd.	1,002,215
426,900	Samsonite International SA	1,374,463
751,000	Techtronic Industries Co., Ltd.	2,171,317
1,958,000	Xinyi Glass Holdings, Ltd.	1,222,986
		5,770,981
Ireland: 0.84%
71,898	Smurfit Kappa Group Plc	1,576,029
Italy: 2.60%
1,833,462	Banca Popolare di Milano Scarl(a)	1,480,933
232,862	Credito Emiliano SpA	1,926,473
108,388	Safilo Group SpA(a)	1,478,522
		4,885,928
Japan: 30.28%
480,000	77 Bank, Ltd.	2,529,656
90,200	Ain Pharmaciez, Inc.	2,059,364
64,200	CyberAgent, Inc.	2,253,659
209,000	Dainippon Screen Manufacturing Co., Ltd.	1,063,342
70,959	Daiseki Co., Ltd.	1,321,160
19,900	Disco Corp.	1,351,767
35,900	Don Quijote Co., Ltd.	2,058,910
232,000	Dowa Holdings Co., Ltd.	1,931,306
81,600	Glory, Ltd.	2,302,731
73,500	Goldcrest Co., Ltd.	1,340,324
107,700	Hitachi Capital Corp.	2,589,514
39,707	Hoshizaki Electric Co., Ltd.	1,853,657
38,200	Itochu Techno-Solutions Corp.	1,605,671
2,716	Japan Hotel REIT Investment Corp.	1,654,240
38,500	Japan Petroleum Exploration Co., Ltd.	1,477,866
126,688	JSR Corp.	2,209,748
157,800	JTEKT Corp.	2,638,753
141,000	Kamigumi Co., Ltd.	1,334,470
49,500	Kanamoto Co., Ltd.	1,827,901
46,100	Miraca Holdings, Inc.	1,906,209
87,500	Musashi Seimitsu Industry Co., Ltd.	1,734,443
94,500	Nabtesco Corp.	2,265,243
514	Nippon Prologis REIT, Inc.	1,195,545
59,100	Pola Orbis Holdings, Inc.	2,314,424
330,300	Sapporo Holdings, Ltd.	1,270,906
58,000	Sundrug Co., Ltd.	2,578,072
23,800	TDK Corp.	1,328,069
62,300	Temp Holdings Co., Ltd.	1,897,260
264,100	Tokyo Steel Manufacturing Co., Ltd.	1,394,246
221,400	Tokyo Tatemono Co., Ltd.	1,790,579
138,200	Yokogawa Electric Corp.	1,817,045
		56,896,080
Netherlands: 1.57%
30,470	Nutreco NV	1,109,147
57,402	TKH Group NV	1,845,901
		2,955,048
New Zealand: 1.30%
525,817	Spark New Zealand, Ltd.	1,219,126
445,935	Trade Me Group, Ltd.	1,218,421
		2,437,547

Norway: 0.74%
54,309	TGS NOPEC Geophysical Co., ASA	1,382,080
Portugal: 0.73%
227,607	NOS SGPS	1,372,432
Singapore: 1.59%
925,000	ComfortDelGro Corp., Ltd.	1,740,221
906,000	Suntec REIT	1,249,949
		2,990,170
Spain: 1.93%
179,177	Gamesa Corporation Tecnologica SA(a)	1,975,240
102,445	Jazztel Plc(a)	1,658,829
		3,634,069
Sweden: 0.51%
58,982	Boliden AB	957,150
Switzerland: 1.39%
36,232	BKW AG	1,197,360
5,205	Kuoni Reisen Holding AG, Class B	1,409,335
		2,606,695
United Kingdom: 20.32%
55,900	Aveva Group Plc	1,394,668
271,099	Barratt Developments Plc	1,740,817
320,479	BBA Aviation Plc	1,688,509
600,512	Card Factory Plc(a)	2,258,552
119,439	Daily Mail & General Trust Plc NV, Class A	1,483,185
39,600	Derwent London REIT Plc	1,753,224
106,884	Domino Printing Sciences Plc	1,058,703
700,029	EnQuest Plc(a)	1,243,790
291,703	Foxtons Group Plc	1,016,716
261,632	Halfords Group Plc	2,012,554
329,565	Henderson Group Plc	1,083,501
136,021	Hunting Plc	1,968,043
184,485	IG Group Holdings Plc	1,778,007
282,433	Informa Plc	2,238,952
232,899	International Personal Finance Plc	1,843,257
436,294	Melrose Plc	1,751,966
391,763	Mitchells & Butlers Plc(a)	2,271,762
733,771	Moneysupermarket.com Group Plc	2,329,130
357,416	Polypipe Group Plc	1,426,825
554,599	Premier Farnell Plc	1,636,330
215,390	Premier Oil Plc	1,162,760
337,802	RPS Group Plc	1,429,299
34,942	Spirax-Sarco Engineering Plc	1,600,812
		38,171,362
	Total Common Stocks (Cost $144,862,039)	174,537,424

Exchange-Traded Funds: 1.59%
United States: 1.59%
61,654	iShares® MSCI EAFE Small Cap Index Fund	2,990,219
	Total Exchange-Traded Funds (Cost $2,847,636)	2,990,219
Preferred Stocks: 1.62%
Germany: 0.93%
19,765	Draegerwerk AG & Co. KGaA	1,749,999
Italy: 0.69%
287,986	Unipol Gruppo Finanziario SpA	1,300,744
	Total Preferred Stocks (Cost $3,905,808)	3,050,743
	Total Investments: 96.11% (Cost $151,615,483)	180,578,386
	Net Other Assets and Liabilities: 3.89%	7,310,351
	Net Assets: 100.00%	$187,888,737

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

September 30, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 2.35%
Federal National Mortgage Association (FNMA): 2.35%
	FNMA
$ 170,961	2.200%, 05/01/34(a)	$172,488
50,000	2.625%, 09/06/24	49,228
118,523	6.000%, 03/01/33	130,597
		352,313
	Total Agency Pass-Through Securities (Cost $335,096)	352,313
Asset-Backed Securities: 3.17%
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A
52,023	0.645%, 07/25/35(a)	51,087
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
149,821	5.367%, 07/25/36(b)	81,350
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
321,667	4.640%, 05/01/23	343,174
	Total Asset-Backed Securities (Cost $513,159)	475,611
Bank Loans: 0.15%
	Energy Future Holding Co.
21,630	4.250%, 06/19/16(a)	21,566
	Total Bank Loans (Cost $21,442)	21,566
Collateralized Mortgage Obligations: 4.06%
	Collateralized Mortgage Securities Corp., Series I, Class 3
1,809	9.450%, 02/01/17	1,912

	FHLMC, Series 2877, Class JD
119,106	4.500%, 03/15/19	125,105
	GNMA, Series 2002-28, Class IO
4,404,879	0.236%, 01/16/42(a)(c)(d)	38,054
	GNMA, Series 2003-64, Class XA
2,066,909	0.000%, 08/16/43(a)(c)(d)	10,078
	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A
4,024	1.281%, 06/19/34(a)	3,936
	Preferred Term Securities XIII, Inc.
650,000	1.801%, 03/24/34(a)(c)(e)	429,000
	Total Collateralized Mortgage Obligations (Cost $2,058,391)	608,085
Corporate Bonds: 16.95%
Banks: 2.21%
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	191,931
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.750%, Perpetual Maturity(a)(f)	140,000
		331,931
Basic Materials: 0.72%
	Alcoa, Inc., Sr. Unsec. Notes
100,000	5.550%, 02/01/17	107,362
Brokerage: 1.80%
	Lehman Brothers Holdings, Sr. Escrow Notes
1,300,000	0.000%, 05/02/18	269,750
Communications: 1.44%
	Sprint Capital Corp., Sr. Unsec. Notes
100,000	6.900%, 05/01/19	105,625
	Verizon Communications, Inc., Sr. Unsec. Notes
100,000	5.150%, 09/15/23	110,686
		216,311
Consumer Cyclical: 0.68%
	Nissan Motor Acceptance Corp., Sr. Unsec. Notes
100,000	2.650%, 09/26/18(c)(e)	101,944
Consumer Noncyclical: 0.85%
	Kroger Co., Sr. Unsec Notes
110,000	6.150%, 01/15/20	128,048
Energy: 1.63%
	Pioneer Natural Resources Co., Sr. Unsec. Notes
200,000	7.500%, 01/15/20	243,549

Finance-Other: 3.27%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(c)(e)	274,837
	TNK-BP Finance SA, Co., Gtd. Notes
100,000	6.625%, 03/20/17(g)	103,250
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
100,000	8.700%, 08/07/18(g)	112,750
		490,837
Financials: 2.64%
	Bank of America Corp., Sr. Unsec. Notes
50,000	2.600%, 01/15/19	49,942
300,000	6.875%, 04/25/18	346,354
		396,296
Industrials: 1.37%
	Masco Corp., Sr. Unsec. Notes
200,000	4.800%, 06/15/15	204,780
Utilities: 0.34%
	FirstEnergy Corp., Sr. Unsec. Notes, Series A
50,000	2.750%, 03/15/18	50,245
	Total Corporate Bonds (Cost $3,286,161)	2,541,053
U.S. Treasury Bonds & Notes: 56.27%
	U.S. Treasury Bonds STRIP Coupon
36	0.000%, 11/15/17(h)	35
	U.S. Treasury Inflation Indexed Bonds
103,219	0.125%, 01/15/23	99,993
824,544	0.125%, 04/15/18	831,694
932,445	0.125%, 07/15/22	911,174
126,396	2.375%, 01/15/25	148,259
	U.S. Treasury Notes
500,000	1.375%, 09/30/18	497,051
400,000	1.625%, 03/31/19	399,047
500,000	1.750%, 05/15/22	480,938
3,000,000	2.000%, 05/31/21	2,966,250
2,125,000	2.375%, 08/15/24	2,101,259
	Total U.S. Treasury Bonds & Notes (Cost $8,553,388)	8,435,700

Par Value
Short-Term Securities: 12.67%
	FHLB, Unsec. Discount Notes
100,000	0.060%, due 03/06/15(i)	99,991

200,000	0.095%, due 02/13/15(i)	199,929
300,000	0.120%, due 05/29/15(i)	299,930
	FHLMC, Unsec. Discount Notes
200,000	0.100%, due 02/24/15(i)	199,992
300,000	0.105%, due 03/19/15(i)	299,972
100,000	0.155%, due 07/22/15(i)	99,955
	FNMA, Unsec. Discount Notes
200,000	0.068%, due 03/18/15(i)	199,981
100,000	0.091%, due 01/05/15(i)	99,976
100,000	0.100%, due 02/17/15(i)	99,996
100,000	0.105%, due 03/16/15(i)	99,952
200,000	0.150%, due 06/01/11(i)	199,939
	Total Short-Term Securities (Cost $1,898,931)	1,899,613
	Total Investments: 95.62% (Cost $16,666,568)	14,333,941
	Net Other Assets and Liabilities: 4.38%	656,965	(j)
	Net Assets: 100.00%	$14,990,906

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Represents a step-up bond. Rate disclosed is as of September 30, 2014.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Interest only security.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $805,781, representing 5.38% of net assets.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $216,000, representing 1.44% of net assets.
(h)	Principal only security.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(j)	Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
07/24/06-08/01/06	GNMA, Series 2002-28, Class IO
	0.236%, 01/16/42(a)(c)(d)	$859,651	$38,054	0.26%
05/17/07	GNMA, Series 2003-64, Class XA
	0.000%, 08/16/43(a)(c)(d)	433,670	10,078	0.07%
04/09/14	Nissan Motor Acceptance Corp., Sr. Unsec. Notes
	2.650%, 09/26/18(c)(e)	101,540	101,944	0.68%
01/18/07	NLV Financial Corp., Sr. Notes
	7.500%, 08/15/33(c)(e)	274,416	274,837	1.83%
10/03/06-03/27/13	Preferred Term Securities XIII, Inc.
	1.801%, 03/24/34(a)(c)(e)	640,508	429,000	2.86%
		$2,309,785	$853,913	5.70%

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized (Loss)
U.S. 5 Yr. Note Future	Long	40	01/03/15	$4,730,312	$(10,982)
Total Futures Contracts				$4,730,312	$(10,982)

Investment Abbreviations:

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

GNMA—Government National Mortgage Association

Gtd.—Guaranteed

IO—Interest Only

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 72.54%
28,330	Vanguard Mortgage-Backed Securities ETF	$1,489,308
16,250	Vanguard Short-Term Corporate Bond ETF	1,297,888
46,500	Vanguard Short-Term Government Bond ETF	2,832,315
	Total Exchange-Traded Funds (Cost $5,589,234)	5,619,511
	Total Investments: 72.54% (Cost $5,589,234)	5,619,511
	Net Other Assets and Liabilities: 27.46%	2,127,375	(a)
	Net Assets: 100.00%	$7,746,886

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Multi Asset Futures Total Return Index	125Bps	Total Return	10/03/14	$11,604,281	$438,101
Total of Total Return Swap Contracts					$11,604,281	$438,101

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

Portfolio of Investments (Note 1)

Forward Real Estate Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 100.48%
Hotels & Motels: 0.34%
10,558	Extended Stay America, Inc.	$250,647
Real Estate Operating/Development: 0.83%
30,777	Forest City Enterprises, Inc., Class A(a)	601,998
REITs-Apartments: 21.17%
24,620	American Campus Communities, Inc.	897,399
21,858	AvalonBay Communities, Inc.	3,081,322
15,333	Camden Property Trust	1,050,770
161,567	Campus Crest Communities, Inc.	1,034,029
51,300	Equity Residential	3,159,054
8,766	Essex Property Trust, Inc.	1,566,923
11,900	Home Properties, Inc.	693,056
8,200	Mid-America Apartment Communities, Inc.	538,330
16,400	Sun Communities, Inc.	828,200
209,051	Trade Street Residential, Inc.	1,492,624
38,600	UDR, Inc.	1,051,850
		15,393,557
REITs-Diversified: 9.44%
11,098	American Assets Trust, Inc.	365,901
89,911	Armada Hoffler Properties, Inc.	816,392
34,695	Cousins Properties, Inc.	414,605
43,590	First Potomac Realty Trust	512,182
63,861	Investors Real Estate Trust	491,730
55,166	Lexington Realty Trust	540,075
22,972	Vornado Realty Trust	2,296,281
16,500	W.P. Carey, Inc.	1,052,205
24,555	Winthrop Realty Trust	370,044
		6,859,415
REITs-Healthcare: 8.45%
38,900	Health Care REIT, Inc.	2,426,193
27,779	Medical Properties Trust, Inc.	340,571
60,454	Sabra Health Care REIT, Inc.	1,470,241
30,793	Ventas, Inc.	1,907,626
		6,144,631
REITs-Hotels: 3.90%
45,417	DiamondRock Hospitality Co.	575,888
76,592	Host Hotels & Resorts, Inc.	1,633,707
16,700	Pebblebrook Hotel Trust	623,578
		2,833,173
REITs-Industrial: 0.65%
34,326	Rexford Industrial Realty, Inc.	475,072
REITs-Office Property: 20.73%
11,492	Alexandria Real Estate Equities, Inc.	847,535
27,700	BioMed Realty Trust, Inc.	559,540
22,194	Boston Properties, Inc.	2,569,177
49,600	Brandywine Realty Trust	697,872
25,984	CyrusOne, Inc.	624,655

20,792	Digital Realty Trust, Inc.	1,297,005
69,100	Franklin Street Properties Corp.	775,302
51,200	HCP, Inc.	2,033,152
22,063	Hudson Pacific Properties, Inc.	544,074
18,800	Liberty Property Trust	625,288
72,700	Mack-Cali Realty Corp.	1,389,297
49,246	Parkway Properties, Inc.	924,840
21,521	SL Green Realty Corp.	2,180,508
		15,068,245
REITs-Regional Malls: 11.41%
46,800	General Growth Properties, Inc.	1,102,140
25,300	Macerich Co.	1,614,899
30,175	Simon Property Group, Inc.	4,961,373
8,400	Taubman Centers, Inc.	613,200
		8,291,612
REITs-Residential: 0.28%
24,400	Preferred Apartment Communities, Inc., Class A	203,008
REITs-Shopping Centers: 10.92%
5,500	Agree Realty Corp.	150,590
21,400	AmREIT, Inc.	491,558
41,000	Brixmor Property Group, Inc.	912,660
21,700	Developers Diversified Realty Corp.	363,041
32,600	Equity One, Inc.	705,138
95,458	Excel Trust, Inc.	1,123,541
10,646	Federal Realty Investment Trust	1,261,125
27,003	Kimco Realty Corp.	591,636
26,900	Ramco-Gershenson Properties Trust	437,125
13,712	Retail Opportunity Investments Corp.	201,566
99,881	Retail Properties of America, Inc., Class A	1,461,259
13,737	Washington Prime Group, Inc.	240,123
		7,939,362
REITs-Specialized: 0.89%
19,700	CoreSite Realty Corp.	647,539
REITs-Storage: 4.61%
12,200	Extra Space Storage, Inc.	629,154
12,700	Public Storage, Inc.	2,106,168
8,247	Sovran Self Storage, Inc.	613,247
		3,348,569
REITs-Warehouse/Industrial: 6.86%
24,600	EastGroup Properties, Inc.	1,490,514
62,721	ProLogis	2,364,582
36,460	STAG Industrial, Inc.	755,087
20,027	Terreno Realty Corp.	377,108
		4,987,291
	Total Common Stocks (Cost $60,786,249)	73,044,119
	Total Investments: 100.48% (Cost $60,786,249)	73,044,119
	Net Other Assets and Liabilities: (0.48)%	(348,478)
	Net Assets: 100.00%	$72,695,641

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 99.49%
Homebuilding: 0.21%
8,356	Century Communities, Inc.(a)	$144,977
Hotels & Motels: 0.51%
9,292	Extended Stay America, Inc.	220,592
75,000	Overseas Union Enterprise, Ltd.	125,225
		345,817
Real Estate Operating/Development: 4.55%
21,020,000	CSI Properties, Ltd.	879,798
49,430	Forest City Enterprises, Inc., Class A(a)(b)	966,851
102,000	Great Eagle Holdings, Ltd.	346,793
75,000	Hysan Development Co., Ltd.	346,755
226,000	Soundwill Holdings, Ltd.	359,744
14,000	Sun Hung Kai Properties, Ltd.	198,510
		3,098,451
REITs-Apartments: 22.61%
24,202	American Campus Communities, Inc.(b)	882,163
29,042	AvalonBay Communities, Inc.(b)	4,094,051
17,800	Camden Property Trust(b)	1,219,834
137,764	Campus Crest Communities, Inc.(b)	881,689
58,100	Equity Residential(b)	3,577,798
4,200	Essex Property Trust, Inc.(b)	750,750
17,100	Home Properties, Inc.(b)	995,904
7,000	Post Properties, Inc.(b)	359,380
196,642	Trade Street Residential, Inc.(b)	1,404,024
45,308	UDR, Inc.(b)	1,234,643
		15,400,236
REITs-Diversified: 9.38%
88,500	Armada Hoffler Properties, Inc.(b)	803,580
16,000	Astro Japan Property Group	62,339
28,405	Cousins Properties, Inc.	339,440
50,607	First Potomac Realty Trust	594,632
94,634	Investors Real Estate Trust(b)	728,682
67,834	Lexington Realty Trust	664,095
19,237	Vornado Realty Trust(b)	1,922,930
15,600	W.P. Carey, Inc.	994,812
18,482	Winthrop Realty Trust(b)	278,524
		6,389,034
REITs-Healthcare: 10.91%
50,700	Health Care REIT, Inc.(b)	3,162,159
50,000	Medequities Realty Trust, Inc.(a)	750,000
21,721	Medical Properties Trust, Inc.	266,299
54,925	Sabra Health Care REIT, Inc.(b)	1,335,776
19,066	Senior Housing Properties Trust(b)	398,861
24,439	Ventas, Inc.(b)	1,513,996
		7,427,091

REITs-Hotels: 3.25%
80,215	Host Hotels & Resorts, Inc.(b)	1,710,986
12,500	OUE Hospitality Trust	8,917
13,300	Pebblebrook Hotel Trust(b)	496,622
		2,216,525
REITs-Industrial: 0.58%
28,570	Rexford Industrial Realty, Inc.(b)	395,409
REITs-Mortgage: 1.54%
155,970	Arbor Realty Trust, Inc.(b)	1,051,238
REITs-Office Property: 16.36%
7,958	Alexandria Real Estate Equities, Inc.(b)	586,902
12,300	BioMed Realty Trust, Inc.(b)	248,460
17,251	Boston Properties, Inc.(b)	1,996,976
51,500	Brandywine Realty Trust(b)	724,605
3,723	CyrusOne, Inc.	89,501
13,445	Digital Realty Trust, Inc.(b)	838,699
90,300	Franklin Street Properties Corp.(b)	1,013,166
23,500	HCP, Inc.(b)	933,185
20,810	Hudson Pacific Properties, Inc.	513,175
29,400	Liberty Property Trust(b)	977,844
48,600	Mack-Cali Realty Corp.(b)	928,746
46,255	Parkway Properties, Inc.	868,669
14,054	SL Green Realty Corp.(b)	1,423,951
		11,143,879
REITs-Regional Malls: 9.61%
50,200	General Growth Properties, Inc.	1,182,210
31,700	Macerich Co.(b)	2,023,411
20,318	Simon Property Group, Inc.(b)	3,340,686
		6,546,307
REITs-Residential: 0.30%
24,400	Preferred Apartment Communities, Inc., Class A	203,008
REITs-Shopping Centers: 10.25%
22,239	AmREIT, Inc.	510,830
43,002	Brixmor Property Group, Inc.(b)	957,225
23,300	DDR Corp.	389,809
30,600	Equity One, Inc.	661,878
79,990	Excel Trust, Inc.(b)	941,482
7,989	Federal Realty Investment Trust(b)	946,377
38,497	Kimco Realty Corp.(b)	843,469
23,100	Ramco-Gershenson Properties Trust(b)	375,375
11,763	Retail Opportunity Investments Corp.(b)	172,916
36,519	Retail Properties of America, Inc., Class A(b)	534,273
53,204	Scentre Group(a)	152,791
12,158	Washington Prime Group, Inc.(b)	212,522
42,700	Westfield Corp.(a)	278,526
		6,977,473
REITs-Storage: 3.31%
13,600	Public Storage(b)	2,255,424
REITs-Warehouse/Industrial: 6.12%
66,200	Dream Industrial REIT	534,943
25,000	Dream Office REIT	624,135
53,141	ProLogis, Inc.(b)	2,003,416
37,385	STAG Industrial, Inc.(b)	774,243
12,308	Terreno Realty Corp.(b)	231,760
		4,168,497
	Total Common Stocks (Cost $52,340,508)	67,763,366

Convertible Preferred Stocks: 2.09%
REITs-Hotels: 2.09%
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(b)	1,419,550
	Total Convertible Preferred Stocks (Cost $434,435)	1,419,550
Preferred Stocks: 10.33%
Financials-Mortgage: 1.14%
	KKR Financial Holdings Llc
30,000	Series A, 7.375%	774,600
REITs-Healthcare: 1.22%
	Sabra Healthcare REIT, Inc.
32,400	Series A, 7.125%	832,032
REITs-Hotels: 0.84%
	Summit Hotel Properties, Inc.
21,900	Series C, 7.125%	569,838
REITs-Mortgage: 3.30%
	iStar Financial, Inc.
31,466	Series G, 7.650%(b)	760,848
	NorthStar Realty Finance Corp.
30,000	Series D, 8.500%(b)	749,700
10,000	Series E, 8.750%	252,300
	RAIT Financial Trust
20,000	Series A, 7.750%	484,400
		2,247,248
REITs-Office Property: 1.14%
	Digital Realty Trust, Inc.
15,000	Series E, 7.000%	386,100
15,000	Series H, 7.375%	390,750
		776,850
REITs-Shopping Centers: 2.69%
	Kite Realty Group Trust
35,000	Series A, 8.250%(b)	923,300
	Saul Centers, Inc.
5,000	Series C, 6.875%(b)	130,000
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	780,600
		1,833,900
	Total Preferred Stocks (Cost $6,331,012)	7,034,468
Rights: 0.00%(c)
1,166	Sun Hung Kai Properties, Ltd., Rights, Strike Price 98.60 HKD (expiring 04/22/16)(a)	1,949
	Total Rights (Cost $0)	1,949
	Total Investments: 111.91% (Cost $59,105,955)	76,219,333
	Net Other Assets and Liabilities: (11.91)%	(8,109,397)
	Net Assets: 100.00%	$68,109,936

Shares

Schedule of Securities Sold Short

Common Stocks
(60,000)	American Realty Capital Properties, Inc.	$(723,600)
(30,000)	Apartment Investment & Management Co., Class A	(954,600)
(10,000)	CubeSmart	(179,800)
(10,000)	Duke Realty Corp.	(171,800)
(10,000)	LaSalle Hotel Properties	(342,400)
(5,000)	Lennar Corp., Class A	(194,150)
(20,000)	Marriott International, Inc., Class A	(1,398,000)
(30,000)	New York REIT, Inc.	(308,400)
(19,861)	OMEGA Healthcare Investors, Inc.	(679,048)
(22,500)	Pennsylvania REIT	(448,650)
(10,000)	Regency Centers Corp.	(538,300)
(6,000)	Sherwin-Williams Co.	(1,313,940)
(3,800)	Standard Pacific Corp.	(28,462)
(15,000)	Wyndham Worldwide Corp.	(1,218,900)
Exchange-Traded Funds
(60,000)	iShares® U.S. Real Estate ETF	(4,152,000)
(10,000)	SPDR® S&P® Homebuilders ETF	(295,900)
(10,000)	Utilities Select Sector SPDR® Fund	(420,900)
	Total Securities Sold Short
	(Proceeds $11,165,381)	$(13,368,850)

Contracts

Schedule Of Options Written

(159)	AvalonBay Communities, Inc., Expires October 2014 at $145.00 Call	$(7,950)
	Total Options Written
	(Proceeds $19,938)	$(7,950)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales, options written or the line(s) of credit. At period end, the aggregate market value of those securities was $42,097,540 representing 61.81% of net assets.
(c)	Less than 0.005%.

Investment Abbreviations:

ETF—Exchange Traded Fund

HKD—Hong Kong Dollar

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 95.33%
Bangladesh: 0.04%
178,253	Beximco Pharmaceuticals, Ltd., GDR(a)	$52,015
Brazil: 6.76%
426,075	AMBEV SA, ADR(b)	2,790,791
467,700	BM&F Bovespa SA	2,145,755
262,500	Vale SA, Sponsored ADR(b)	2,890,125
		7,826,671
Cambodia: 0.65%
1,050,000	NagaCorp, Ltd.	751,850
China: 7.67%
5,318,000	Agricultural Bank of China, Ltd., Class H	2,355,991
4,328,000	China Machinery Engineering Corp., Class H	2,480,357
4,610,000	China Petroleum & Chemical Corp., Class H	4,037,168
		8,873,516
Egypt: 1.05%
47,329	Arabian Cement Co.(c)	98,960
44,337	Eastern Tobacco(c)	1,115,300
		1,214,260
Hong Kong: 4.41%
975,000	China Gas Holdings, Ltd.	1,617,288
2,225,000	China South City Holdings, Ltd.	1,028,706
2,106,000	Guangdong Investment, Ltd.	2,459,986
		5,105,980
Indonesia: 10.90%
4,000,000	PT AKR Corporindo Tbk	1,789,085
14,000,000	PT Arwana Citramulia Tbk	1,143,209
9,105,170	PT Astra Graphia Tbk	1,651,410
2,571,200	PT Bank Mandiri Tbk	2,125,961
20,017,100	PT Bank Tabungan Negara Persero Tbk	1,922,036
13,725,000	PT Kalbe Farma Tbk	1,914,854
7,876,500	PT Media Nusantara Citra Tbk	2,065,278
		12,611,833
Italy: 2.03%
123,425	Danieli & Co. Officine Meccaniche SpA	2,350,863

Japan: 1.85%
196,200	Fujitec Co., Ltd.	2,137,762
Malaysia: 4.09%
842,900	Bursa Malaysia Bhd	2,070,957
1,100,000	Globetronics Technology Bhd	1,569,273
2,013,628	Oldtown Bhd	1,092,595
		4,732,825
Mexico: 0.78%
9,800	Fomento Economico Mexicano SAB de CV, Sponsored ADR(b)	902,090
Nigeria: 1.43%
9,150,620	Guaranty Trust Bank Plc	1,661,464
Peru: 4.99%
540,000	Alicorp SA	1,495,068
27,925	Credicorp, Ltd.(b)	4,283,416
		5,778,484
Philippines: 6.36%
10,852,076	D&L Industries, Inc.	3,138,766
4,710,000	First Gen Corp.(d)	2,828,466
990,000	Robinsons Retail Holdings, Inc.	1,396,401
		7,363,633
Russia: 5.67%
840,000	Aeroflot—Russian Airlines OJSC	917,517
659,213	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	797,648
46,873	Lukoil OAO, Sponsored ADR(b)	2,385,835
36,000	MMC Norilsk Nickel OJSC, ADR	671,400
119,750	Mobile Telesystems OJSC, Sponsored ADR	1,789,065
		6,561,465
Singapore: 5.08%
177,450	China Yuchai International, Ltd.(b)	3,289,923
1,255,600	OSIM International, Ltd.	2,588,562
		5,878,485
South Africa: 1.73%
95,000	MTN Group, Ltd.	2,006,638
South Korea: 1.87%
94,991	Samjin Pharmaceutical Co., Ltd.	2,169,423
Spain: 2.69%
327,482	Banco Santander SA, Sponsored ADR(b)	3,111,079
Sri Lanka: 2.71%
1,723,446	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,505,084
804,625	Hatton National Bank Plc, Non-Voting Depository Receipt	900,711

5,375,624	Piramal Glass Ceylon Plc	193,716
3,499,998	Textured Jersey Lanka, Ltd.	534,023
		3,133,534
Taiwan: 7.79%
1,870,500	Formosan Rubber Group, Inc.	1,989,207
1,250,000	Kinik Co.	2,925,755
2,580,000	Mega Financial Holding Co., Ltd.	2,116,110
1,122,000	Wah Lee Industrial Corp.	1,991,748
		9,022,820
Thailand: 4.36%
1,350,000	Bangkok Aviation Fuel Services Pcl	1,561,295
11,769,376	Jasmine International Pcl	2,431,914
2,105,000	RS Pcl	525,844
1,431,473	Thai Tap Water Supply Pcl	529,767
		5,048,820
Turkey: 2.53%
808,531	Anadolu Hayat Emeklilik AS	1,633,720
174,000	Koza Altin Isletmeleri AS	1,295,513
		2,929,233
Ukraine: 1.09%
105,605	MHP SA, GDR(a)	1,256,700
United Kingdom: 4.31%
51,000	Bank of Georgia Holdings Plc	2,032,228
300,000	ITE Group Plc	824,350
449,934	Stock Spirits Group Plc	2,126,947
		4,983,525
United States: 0.69%
15,811	Blackstone Mortgage Trust, Inc., Class A	428,478
7,300	EPR Properties	369,964
		798,442
Vietnam: 1.80%
230,000	PetroVietnam Gas JSC	1,148,510
188,400	Vietnam Dairy Products JSC	931,905
		2,080,415
	Total Common Stocks (Cost $112,154,745)	110,343,825

Loan Participation Notes: 4.23%
Bangladesh: 1.54%
108,200	Grameenphone, Ltd. (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	534,043
1,087,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	1,245,267
		1,779,310

India: 2.69%
45,500	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/14	1,732,477
250,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/15	1,381,760
		3,114,237
	Total Loan Participation Notes (Cost $4,688,450)	4,893,547
Preferred Stocks: 1.18%
South Korea: 1.18%
1,600	Samsung Electronic Co, Ltd.	1,361,573
	Total Preferred Stocks (Cost $1,762,546)	1,361,573

Principal Amount
Collateralized Mortgage Obligations: 1.33%
United States: 1.33%
	FHLMC, REMICS
$2,844,484	2.500%, 04/15/28(e)	289,341
602,798	3.000%, 06/15/27(e)	75,437
310,516	3.000%, 09/15/31(e)	43,142
504,538	4.000%, 05/15/26(e)	58,708
	FNMA, REMICS
1,332,605	3.000%, 06/25/27(e)	163,844
66,117	5.000%, 03/25/23(e)	4,468
40,340	5.000%, 03/25/24(e)	3,211
1,263,318	6.255%, 06/25/37(e)(f)	214,865
11,290	6.345%, 08/25/36(e)(f)	2,262
	GNMA, REMICS
1,341,705	5.875%, 05/20/41(e)(f)	232,531
308,787	6.446%, 09/16/33(e)(f)	60,039
	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
364,000	5.500%, 05/15/40(g)	390,394
		1,538,242
	Total Collateralized Mortgage Obligations (Cost $1,826,968)	1,538,242
Corporate Bonds: 1.97%
United States: 1.97%
	Arch Coal, Inc., Sr. Unsec. Notes
500,000	7.250%, 10/01/20	273,750

	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
140,000	3.080%, 05/30/33(f)	98,630
	Claire’s Stores, Inc., Second Lien Notes
250,000	8.875%, 03/15/19	208,750
	Hecla Mining Co., Sr. Unsec. Notes
300,000	6.875%, 05/01/21	283,500
	International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Notes, Class 1
261,000	10.000%, 08/28/34(f)	261,000
	Natixis U.S. Medium-Term Note Program Llc, Unsec. Notes
800,000	10.000%, 07/31/34(f)	772,000
	NRG REMA Llc, Series C, Sec. Notes
364,000	9.681%, 07/02/26	389,480
		2,287,110
	Total Corporate Bonds (Cost $2,416,939)	2,287,110
	Total Investments: 104.04% (Cost $122,849,648)	120,424,297
	Net Other Assets and Liabilities: (4.04)%	(4,674,006)
	Net Assets: 100.00%	$115,750,291

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,106,363, representing 1.82% of net assets.
(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $19,557,924, representing 16.90% of net assets.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Non-income producing security.
(e)	Interest only security.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $390,394, representing 0.34% of net assets.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(c)	$60,192	$98,960	0.09%
10/04/12-05/08/14	Eastern Tobacco(c)	763,735	1,115,300	0.96%
05/02/13-05/06/14	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	1,526,739	797,648	0.69%
		$2,350,666	$2,011,908	1.74%

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Income Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 35.05%
REITs-Apartments: 4.26%
1,500,000	Associated Estates Realty Corp.	$26,265,000
3,714,500	Campus Crest Communities, Inc.	23,772,800
2,307,000	Trade Street Residential, Inc.	16,471,980
		66,509,780
REITs-Diversified: 5.45%
100,000	American Assets Trust, Inc.	3,297,000
1,316,468	Armada Hoffler Properties, Inc.(a)	11,953,529
550,000	First Potomac Realty Trust	6,462,500
475,000	Liberty Property Trust	15,798,500
595,868	Spirit Realty Capital, Inc.	6,536,672
454,554	W.P. Carey & Co., Llc	28,986,909
800,000	Winthrop Realty Trust(a)	12,056,000
		85,091,110
REITs-Healthcare: 4.97%
1,100,000	Healthcare Realty Trust, Inc.	26,048,000
1,575,000	Medequities Realty Trust, Inc.(b)(c)	23,625,000
1,150,000	Sabra Health Care REIT, Inc.(a)	27,968,000
		77,641,000
REITs-Hotels: 4.48%
1,700,000	Chatham Lodging Trust	39,236,000
2,850,000	Summit Hotel Properties, Inc.(a)	30,723,000
		69,959,000
REITs-Mortgage: 0.93%
525,700	Ares Commercial Real Estate Corp.	6,145,433
375,000	Colony Financial, Inc.	8,392,500
		14,537,933
REITs-Office Property: 3.90%
2,864,133	Franklin Street Properties Corp.	32,135,572
1,500,000	Mack-Cali Realty Corp.	28,665,000
		60,800,572
REITs-Regional Malls: 2.03%
435,000	Taubman Centers, Inc.	31,755,000
REITs-Residential: 0.93%
584,000	American Homes 4 Rent, Class A	9,863,760
250,000	American Residential Properties, Inc.(b)(c)	4,585,000
		14,448,760
REITs-Shopping Centers: 4.71%
980,000	AmREIT, Inc.	22,510,600
97,200	Equity One, Inc.	2,102,436
1,480,000	Excel Trust, Inc.	17,419,600
600,000	Kite Realty Group Trust	14,544,000
1,147,610	Retail Opportunity Investments Corp.	16,869,867
		73,446,503

REITs-Warehouse/Industrial: 3.39%
743,600	Monmouth Real Estate Investment Corp., Class A	7,525,232
2,195,000	STAG Industrial, Inc.	45,458,450
		52,983,682
	Total Common Stocks (Cost $515,610,390)	547,173,340
Convertible Preferred Stocks: 6.03%
REITs-Diversified: 0.92%
	Lexington Realty Trust
303,428	Series C, 6.500%(a)	14,388,556
REITs-Hotels: 1.72%
	FelCor Lodging Trust, Inc.
1,039,238	Series A, 1.950%(a)	26,822,733
REITs-Office Property: 0.18%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%	2,773,490
REITs-Shopping Centers: 1.60%
	Excel Trust, Inc.
400,000	Series A, 7.000%(a)(b)	10,093,760
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	14,918,904
		25,012,664
REITs-Specialized: 1.61%
	EPR Properties
248,700	Series C, 5.750%	5,478,861
644,101	Series E, 9.000%(a)	19,628,978
		25,107,839
	Total Convertible Preferred Stocks (Cost $68,040,557)	94,105,282
Preferred Stocks: 56.51%
Diversified Telecommunication: 0.13%
	Qwest Corp.
88,000	6.125%	2,043,360
Financials: 1.02%
	Capital One Financial Corp.
31,700	Series C, 6.250%	760,166
	Citigroup Capital XIII, Jr. Sub. Notes
105,000	7.875%(d)	2,826,600
	Morgan Stanley
490,000	Series G, 6.625%	12,250,000
		15,836,766
Insurance: 0.03%
	AmTrust Financial Services, Inc.
20,000	Series B, 7.250%	486,400

Oil, Gas & Consumable Fuels: 0.71%
	TravelCenters of America Llc
220,000	8.250%	5,722,200
	Vanguard Natural Resources Llc
80,361	Series A, 7.875%	2,046,795
130,000	Series B, 7.625%	3,217,500
		10,986,495
REITs-Apartments: 3.31%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,056,400
	Campus Crest Communities, Inc.
271,045	Series A, 8.000%	6,789,677
	Equity Residential
161,200	Series K, 8.290%(a)	10,221,096
	Essex Property Trust, Inc.
277,795	Series H, 7.125%	7,319,898
	Sun Communities, Inc.
300,000	Series A, 7.125%	7,746,000
	UMH Properties, Inc.
630,000	Series A, 8.250%(a)	16,506,000
		51,639,071
REITs-Diversified: 3.79%
	Duke Realty Corp.
350,000	Series L, 6.600%(a)	8,792,000
	First Potomac Realty Trust
993,750	Series A, 7.750%	26,041,219
	Investors Real Estate Trust
412,000	Series B, 7.950%	10,769,680
	Winthrop Realty Trust
520,000	7.750%(a)	13,561,600
		59,164,499
REITs-Healthcare: 2.07%
	Sabra Healthcare REIT, Inc.
1,260,000	Series A, 7.125%	32,356,800
REITs-Hotels: 11.40%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(a)	5,353,452
1,042,185	Series D, 8.450%	26,346,437
683,000	Series E, 9.000%(a)	18,536,620
	Chesapeake Lodging Trust
400,000	Series A, 7.750%	10,554,000
	FelCor Lodging Trust, Inc.
1,170,424	Series C, 8.000%(a)	29,752,178
	Hersha Hospitality Trust
715,589	Series B, 8.000%(a)	18,819,991
275,000	Series C, 6.875%	7,108,750
	LaSalle Hotel Properties
120,000	Series H, 7.500%	3,156,000
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(a)	12,169,978
145,000	Series B, 8.000%	3,841,050
	Summit Hotel Properties, Inc.
249,788	Series A, 9.250%	6,892,900
237,888	Series B, 7.875%	6,399,187
362,500	Series C, 7.125%	9,432,250
	Sunstone Hotel Investors, Inc.
727,592	Series D, 8.000%(a)	19,663,174
		178,025,967

REITs-Manufactured Homes: 1.10%
	Equity Lifestyle Properties, Inc.
657,290	Series C, 6.750%(a)	17,099,399
REITs-Mortgage: 8.03%
	Colony Financial, Inc.
1,004,743	Series A, 8.500%	27,067,777
200,000	Series B, 7.500%	4,900,200
	iStar Financial, Inc.
476,011	Series D, 8.000%(a)	11,876,474
861,299	Series E, 7.875%(a)	21,274,085
567,811	Series F, 7.800%(a)	13,990,863
848,247	Series G, 7.650%(a)	20,510,613
450,000	Series I, 7.500%(a)	11,025,000
	NorthStar Realty Finance Corp.
580,000	Series E, 8.750%	14,633,400
		125,278,412
REITs-Office Property: 7.39%
	Corporate Office Properties Trust
200,000	Series L, 7.375%	5,162,000
	Digital Realty Trust, Inc.
118,000	Series E, 7.000%	3,037,320
497,989	Series F, 6.625%	12,554,302
450,000	Series H, 7.375%	11,722,500
	DuPont Fabros Technology, Inc.
1,369,000	Series A, 7.875%(a)	35,470,790
651,174	Series B, 7.625%(a)	16,735,172
	Gramercy Property Trust, Inc.
450,000	Series B, 7.125%	11,317,500
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,133,876
	Hudson Pacific Properties, Inc.
533,964	Series B, 8.375%(a)	13,749,573
	SL Green Realty Corp.
100,000	Series I, 6.500%	2,531,000
		115,414,033
REITs-Regional Malls: 4.28%
	CBL & Associates Properties, Inc.
889,109	Series D, 7.375%(a)	22,672,280
	General Growth Properties, Inc.
210,622	Series A, 6.375%	5,181,301
	Glimcher Realty Trust
450,000	6.875%	11,515,500
845,473	Series G, 8.125%(a)	21,415,831
138,361	Series H, 7.500%	3,589,084
	Taubman Centers, Inc.
100,000	Series K, 6.250%	2,506,000
		66,879,996
REITs-Residential: 1.93%
	American Homes 4 Rent
162,500	Series A, 5.000%	3,921,125
250,000	Series B, 5.000%	5,965,000
841,000	Series C, 5.500%	20,284,920
		30,171,045
REITs-Shopping Centers: 8.09%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%	9,152,500

	Excel Trust, Inc.
755,500	Series B, 8.125%	19,907,425
	Inland Real Estate Corp.
520,000	Series A, 8.125%	13,787,800
	Kite Realty Group Trust
153,300	Series A, 8.250%	4,044,054
	Retail Properties of America, Inc.
250,000	Series A, 7.000%	6,520,000
	Saul Centers, Inc.
264,251	Series A, 8.000%(a)	6,838,816
410,000	Series C, 6.875%	10,660,000
	Urstadt Biddle Properties, Inc.
734,340	Series D, 7.500%(a)	18,740,357
810,000	Series F, 7.125%(a)	21,076,200
	Weingarten Realty Investors
619,784	Series F, 6.500%(a)	15,624,754
		126,351,906
REITs-Specialized: 1.31%
	CoreSite Realty Corp.
600,000	Series A, 7.250%	15,507,000
	EPR Properties
200,000	Series F, 6.625%	4,994,000
		20,501,000
REITs-Warehouse/Industrial: 1.92%
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(a)	11,053,999
473,028	Series B, 7.875%	12,431,176
	STAG Industrial, Inc.
200,000	Series B, 6.625%	4,950,000
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,599,000
		30,034,175
	Total Preferred Stocks (Cost $770,932,981)	882,269,324

Contracts
Options Purchased: 0.01%
1,618	JC Penney Co., Inc., Expires January 2015 at $10.00 Put	177,980
	Total Options Purchased (Cost $246,280)	177,980

Principal Amount
Contingent Convertible Securities: 1.16%
Department Stores: 1.16%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$21,810,000	7.625%, 03/01/97	18,047,775
	Total Contingent Convertible Securities (Cost $16,106,250)	18,047,775

Corporate Bonds: 4.27%
Department Stores: 1.67%
	JC Penney Corp., Inc., Sr. Unsec. Notes
4,000,000	6.375%, 10/15/36	3,130,000
27,475,000	7.400%, 04/01/37	23,010,313
		26,140,313
REITs-Mortgage: 1.94%
	iStar Financial, Inc., Sr. Unsec. Notes
10,500,000	9.000%, 06/01/17	11,746,875
17,810,000	7.125%, 02/15/18	18,522,400
		30,269,275
REITs-Specialized: 0.66%
	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes
10,000,000	7.250%, 04/15/19	10,325,000
	Total Corporate Bonds (Cost $61,915,790)	66,734,588
	Total Investments: 103.03% (Cost $1,432,852,248)	1,608,508,289
	Net Other Assets and Liabilities: (3.03)%	(47,210,741)
	Net Assets: 100.00%	$1,561,297,548

Shares
Schedule of Securities Sold Short

Exchange-Traded Funds
(1,463,500)	iShares® Dow Jones U.S. Real Estate Index Fund	$(101,274,200)
	Total Securities Sold Short (Proceeds $101,258,321)	$(101,274,200)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $277,453,624 representing 17.77% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $38,303,760 representing 2.45% of net assets.
(c)	Non-income producing security.
(d)	Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at September 30, 2014.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Opportunity Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 78.05%
Banks: 18.81%
126,960	Barclays Plc	$468,137
6,160	BNP Paribas SA	408,628
40,000	Commerzbank AG(a)	598,184
10,695	Deutsche Bank AG	375,196
15,000	FCB Financial Holdings, Inc., Class A(a)	340,650
28,000	First Republic Bank(b)	1,382,640
43,850	Raiffeisen Bank International AG	953,731
7,910	Societe Generale SA	403,827
		4,930,993
Construction & Engineering: 3.08%
42,000	Fomento de Construcciones y Contratas SA(a)	808,457
Hotels & Motels: 2.10%
47,300	Belmond, Ltd., Class A(a)(b)	551,518
Industrial Conglomerates: 2.73%
6,000	Siemens AG	715,168
Information Technology: 1.97%
14,600	Diebold, Inc.(b)	515,672
Manufacturing: 3.45%
34,500	ThyssenKrupp AG(a)	905,280
Other: 5.00%
125,000	TESCO Plc	377,320
25,000	Vivendi SA	603,741
10,000	Vodafone Group Plc, Sponsored ADR(b)	328,900
		1,309,961
REITs-Apartments: 5.46%
140,000	Campus Crest Communities, Inc.	896,000
75,000	Trade Street Residential, Inc.(b)	535,500
		1,431,500
REITs-Diversified: 7.52%
80,000	Fonciere des 6eme et 7eme Arrondissements de Paris	1,970,369
REITs-Healthcare: 7.14%
30,000	Sabra Health Care REIT, Inc.	729,600
172,900	Skilled Healthcare Group, Inc., Class A(a)(b)	1,141,140
		1,870,740
REITs-Mortgage: 2.23%
50,000	Ares Commercial Real Estate Corp.(b)	584,500

REITs-Office Property: 3.76%
51,657	Mack-Cali Realty Corp.(b)	987,165
REITs-Regional Malls: 3.79%
13,595	Taubman Centers, Inc.(b)	992,435
REITs-Residential: 7.34%
50,000	American Residential Properties, Inc.(a)(b)	917,000
121,200	Preferred Apartment Communities, Inc., Class A	1,008,384
		1,925,384
REITs-Shopping Centers: 2.89%
31,250	Kite Realty Group Trust(b)	757,500
REITs-Timber: 0.78%
6,431	Weyerhaeuser Co.(b)	204,892
	Total Common Stocks (Cost $21,271,392)	20,461,534
Limited Partnerships: 2.10%
Financials: 2.10%
80,000	Fortress Investment Group Llc, Class A(b)	550,400
	Total Limited Partnerships (Cost $561,544)	550,400
Preferred Stocks: 23.46%
Banks: 6.97%
	Citigroup Capital XIII, Jr. Sub. Notes
21,000	7.875%(b)(c)	565,320
	JP Morgan Chase & Co.
20,000	Series T, 6.700%(b)	511,200
	Morgan Stanley
30,000	Series G, 6.625%(b)	750,000
		1,826,520
Insurance: 4.37%
	AmTrust Financial Services, Inc.
34,000	Series B, 7.250%	826,880
	Kemper Corp.
12,500	7.375%	319,375
		1,146,255
Oil, Gas & Consumable Fuels: 5.79%
	Atlas Pipeline Partners
35,000	Series E, 8.250%(b)	899,500
	Vanguard Natural Resources Llc
25,000	Series B, 7.625%(b)	618,750
		1,518,250
REITs-Residential: 5.27%
	American Homes 4 Rent
27,220	Series A, 5.000%(b)	656,819
30,000	Series C, 5.500%(b)	723,600
		1,380,419

Telecommunications: 1.06%
	Qwest Corp.
12,000	6.125%	278,640
	Total Preferred Stocks (Cost $6,120,561)	6,150,084

Contracts
Options Purchased: 0.19%
300	Omega Healthcare Investors, Inc., Expires December 2014 at $35.00 Put	49,500
	Total Options Purchased (Cost $50,182)	49,500

Principal Amount
Corporate Bonds: 3.83%
Department Stores: 3.83%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$1,200,000	7.400%, 04/01/37 (b)	1,005,000
	Total Corporate Bonds (Cost $797,550)	1,005,000
	Total Investments: 107.63% (Cost $28,801,229)	28,216,518
	Net Other Assets and Liabilities: (7.63)%	(2,000,355)
	Net Assets: 100.00%	$26,216,163

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for potential transactions in options written or the line of credit. At period end, the aggregate market value of those securities was $8,562,500 representing 32.66% of net assets.
(c)	Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at September 30, 2014.

Investment Abbreviations:

ADR—American Depositary Receipt

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 91.09%
Consumer Discretionary: 14.06%
100,000	Christopher & Banks Corp.(a)	$989,000
5,000	Deckers Outdoor Corp.(a)	485,900
60,000	Diversified Restaurant Holdings, Inc.(a)	295,200
8,000	IMAX Corp.(a)	219,680
5,000	Jack in the Box, Inc.	340,950
5,000	Life Time Fitness, Inc.(a)	252,200
5,500	Lumber Liquidators Holdings, Inc.(a)	315,590
10,000	Popeyes Louisiana Kitchen, Inc.(a)	405,000
10,000	Sotheby’s	357,200
15,000	Vince Holding Corp.(a)	453,900
		4,114,620
Consumer Staples: 2.55%
15,000	Limoneira Co.	355,350
20,000	National Beverage Corp.(a)	390,000
		745,350
Energy: 7.58%
5,000	Bonanza Creek Energy, Inc.(a)	284,500
12,500	C&J Energy Services, Inc.(a)	381,875
5,000	Carrizo Oil & Gas, Inc.(a)	269,100
10,000	Forum Energy Technologies, Inc.(a)	306,100
7,000	Laredo Petroleum, Inc.(a)	156,870
15,000	Matrix Service Co.(a)	361,800
11,500	Parsley Energy, Inc., Class A(a)	245,295
125,000	Rentech, Inc.(a)	213,750
		2,219,290
Financials: 14.81%
15,000	Ares Commercial Real Estate Corp.	175,350
10,000	BioMed Realty Trust, Inc.	202,000
10,000	Community Bank System, Inc.	335,900
5,000	CoreSite Realty Corp.	164,350
13,900	DuPont Fabros Technology, Inc.	375,856
10,000	Evercore Partners, Inc., Class A	470,000
30,000	Glacier Bancorp, Inc.	775,800
7,500	Moelis & Co.	256,125
6,400	Sovran Self Storage, Inc.	475,904
10,000	Strategic Hotels & Resorts, Inc.(a)	116,500
25,000	TCF Financial Corp.	388,250
15,000	Umpqua Holdings Corp.	247,050
12,500	United Community Banks, Inc.	205,750
5,000	Webster Financial Corp.	145,700
		4,334,535
Healthcare: 12.91%
12,100	Aegerion Pharmaceuticals, Inc.(a)	403,898
25,000	Auxilium Pharmaceuticals, Inc.(a)	746,250
12,000	Clovis Oncology, Inc.(a)	544,320
6,000	HeartWare International, Inc.(a)	465,780
37,600	HMS Holdings Corp.(a)	708,760

20,000	KYTHERA Biopharmaceuticals, Inc.(a)	655,200
35,000	OraSure Technologies, Inc.(a)	252,700
		3,776,908
Industrials: 9.88%
2,500	Actuant Corp., Class A	76,300
5,000	American Railcar Industries, Inc.	369,600
4,000	Curtiss-Wright Corp.	263,680
6,737	Diana Shipping, Inc.(a)	60,228
13,318	Enphase Energy, Inc.(a)	199,637
20,000	Great Lakes Dredge & Dock Corp.(a)	123,600
5,000	H&E Equipment Services, Inc.	201,400
40,000	JetBlue Airways Corp.(a)	424,800
5,000	MasTec, Inc.(a)	153,100
20,000	Meritor, Inc.(a)	217,000
5,000	Multi-Color Corp.	227,400
10,000	NN, Inc.	267,200
20,000	Taser International, Inc.(a)	308,800
		2,892,745
Information Technology: 16.73%
11,000	Applied Optoelectronics, Inc.(a)	177,100
25,000	AVX Corp.	332,000
10,000	Canadian Solar, Inc.(a)	357,700
30,000	Ciena Corp.(a)	501,600
20,000	CUI Global, Inc.(a)	144,800
15,000	Cypress Semiconductor Corp.	148,125
10,000	Entegris, Inc.(a)	115,000
20,000	GSI Group, Inc.(a)	229,800
20,000	InvenSense, Inc.(a)	394,600
7,500	Methode Electronics, Inc.	276,525
12,500	MKS Instruments, Inc.	417,250
15,000	Move, Inc.(a)	314,400
10,000	Pixelworks, Inc.(a)	64,600
10,000	Proofpoint, Inc.(a)	371,400
3,000	SPS Commerce, Inc.(a)	159,450
10,000	Take-Two Interactive Software, Inc.(a)	230,700
5,000	TrueCar, Inc.(a)	89,750
35,000	Ultra Clean Holdings, Inc.(a)	313,250
7,500	VeriFone Systems, Inc.(a)	257,850
		4,895,900
Materials: 8.17%
32,000	AK Steel Holding Corp.(a)	256,320
15,000	Boise Cascade Co.(a)	452,100
20,000	Cliffs Natural Resources, Inc.	207,600
250,000	Hecla Mining Co.	620,000
15,000	Horsehead Holding Corp.(a)	247,950
30,000	Stillwater Mining Co.(a)	450,900
2,500	US Silica Holdings, Inc.	156,275
		2,391,145
Transportation: 1.09%
77,219	Baltic Trading, Ltd.	319,687
Utilities: 3.31%
5,000	California Water Service Group	112,200
15,000	Connecticut Water Service, Inc.	487,500
10,000	SJW Corp.	268,700
5,000	York Water Co.	100,000
		968,400
	Total Common Stocks (Cost $24,852,092)	26,658,580

Affiliated Investment Companies: 1.19%
350,051	Forward U.S. Government Money Fund Class Z, 0.010% 7-day yield	350,051
	Total Affiliated Investment Companies (Cost $350,051)	350,051
	Total Investments: 92.28% (Cost $25,202,143)	27,008,631
	Net Other Assets and Liabilities: 7.72%	2,258,485	(b)
	Net Assets: 100.00%	$29,267,116

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini Russell 2000® Index Future	Long	10	12/22/14	$1,096,600	$(51,427)
Total Futures Contracts				$1,096,600	$(51,427)

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

September 30, 2014 (Unaudited)

Value (Note 1)
Total Investments: 0.00% (Cost $0)	$0
Net Other Assets and Liabilities: 100.00%	118,878,353
Net Assets: 100.00%	$118,878,353

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 24.71%
471,642	PowerShares QQQ™ Trust Series 1	$46,593,513
927,589	SPDR® S&P 500® ETF Trust	182,753,585
	Total Exchange-Traded Funds (Cost $221,775,015)	229,347,098

Par Value
Short-Term Securities: 56.55%
	U.S. Treasury Bills, Discount Notes
$100,000,000	0.101%, due 07/23/15(a)	99,956,000
37,500,000	0.086%, due 12/11/14(a)	37,499,250
50,000,000	0.085%, due 06/25/15(a)	49,984,250
50,000,000	0.080%, due 01/08/15(a)	49,998,300
37,500,000	0.075%, due 05/28/15(a)	37,491,900
50,000,000	0.074%, due 04/30/15(a)	49,990,500
50,000,000	0.067%, due 03/05/15(a)	49,994,600
50,000,000	0.065%, due 02/05/15(a)	49,997,350
50,000,000	0.028%, due 03/26/15(a)	49,994,500
50,000,000	0.024%, due 04/02/15(a)	49,991,100
	Total Short-Term Securities (Cost $524,789,761)	524,897,750
	Total Investments: 81.26% (Cost $746,564,776)	754,244,848
	Net Other Assets and Liabilities: 18.74%	173,946,050	(b)
	Net Assets: 100.00%	$928,190,898

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini S&P 500® Futures	Long	2,954	12/22/14	$290,304,350	$(3,204,352)
Total Futures Contracts				$290,304,350	$(3,204,352)

Investment Abbreviations:

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward Total MarketPlus Fund

September 30, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 52.99%
58,500	Vanguard Short-Term Corporate Bond ETF	$4,672,395
154,400	Vanguard Short-Term Government Bond ETF	9,404,504
1,375	iShares Russell 3000® ETF	160,586
	Total Exchange-Traded Funds (Cost $14,260,298)	14,237,485

Principal Amount
Agency Pass-Through Securities: 17.01%
Federal Home Loan Mortgage Corporation (FHLMC): 4.99%
	FHLMC
$ 11,766	1.808%, 06/01/20(a)	11,936
51,070	1.824%, 07/01/29(a)	53,679
30,763	1.875%, 04/01/18(a)	30,820
65,966	1.881%, 12/01/35(a)	69,331
8,132	1.922%, 03/01/19(a)	8,245
7,611	1.939%, 11/01/26(a)	7,838
3,347	1.942%, 01/01/26(a)	3,469
75,085	1.955%, 12/01/35(a)	79,177
83,279	1.992%, 02/01/36(a)	87,992
15,702	2.042%, 10/01/28(a)	16,480
78,846	2.063%, 01/01/37(a)	83,919
85,954	2.100%, 08/01/33(a)	90,998
4,688	2.125%, 07/01/19(a)	4,791
10,742	2.151%, 09/01/36(a)	11,445
12,753	2.153%, 05/01/33(a)	13,401
28,999	2.194%, 05/01/36(a)	30,844
662	2.200%, 03/01/17(a)	665
13,851	2.225%, 06/01/35(a)	14,018
17,180	2.229%, 06/01/37(a)	18,388
34,570	2.231%, 09/01/28(a)	36,300
3,596	2.250%, 11/01/22(a)	3,631
29,651	2.250%, 10/01/26(a)	29,788
9,500	2.261%, 05/01/35(a)	10,133
2,223	2.266%, 09/01/30(a)	2,352
12,687	2.271%, 01/01/31(a)	12,770
2,356	2.276%, 12/01/22(a)	2,358
4,528	2.281%, 09/01/27(a)	4,847
2,128	2.285%, 10/01/22(a)	2,251
77,418	2.296%, 07/01/30(a)	82,056
4,169	2.304%, 12/01/27(a)	4,346
5,309	2.331%, 12/01/27(a)	5,631
15,543	2.335%, 02/01/34(a)	15,630

884	2.346%, 03/01/24(a)	889
16,383	2.348%, 09/01/30(a)	17,345
4,302	2.350%, 10/01/32(a)	4,332
8,948	2.350%, 02/01/32(a)	9,445
18,401	2.350%, 02/01/35(a)	18,507
10,997	2.353%, 01/01/37(a)	11,773
7,138	2.355%, 10/01/31(a)	7,215
25,383	2.369%, 11/01/28(a)	26,975
50,253	2.375%, 08/01/35(a)	53,828
31,834	2.375%, 02/01/33(a)	33,463
13,434	2.375%, 08/01/32(a)	14,134
11,033	2.375%, 04/01/32(a)	11,106
15,278	2.385%, 07/01/31(a)	15,882
7,987	2.397%, 03/01/33(a)	8,231
3,958	2.462%, 01/01/24(a)	4,065
2,830	2.482%, 01/01/28(a)	2,994
21,780	2.492%, 10/01/20(a)	22,371
108,020	2.492%, 03/01/32(a)	114,747
11,670	2.503%, 09/01/30(a)	12,275
6,360	2.764%, 02/01/31(a)	6,717
1,624	2.815%, 06/01/19(a)	1,625
38,146	2.868%, 01/01/29(a)	40,961
4,223	5.498%, 08/01/24(a)	4,422
47,107	5.633%, 11/01/30(a)	49,122
		1,341,953
Federal National Mortgage Association (FNMA): 12.02%
	FNMA
3,086	1.298%, 06/01/21(a)	3,104
27,613	1.513%, 01/01/31(a)	28,741
148,009	1.518%, 06/01/40(a)	152,178
6,760	1.518%, 07/01/40(a)	7,047
44,271	1.518%, 11/01/40(a)	46,321
3,351	1.523%, 09/01/33(a)	3,509
12,718	1.611%, 03/01/28(a)	13,214
3,944	1.633%, 11/01/33(a)	4,112
9,611	1.648%, 11/01/33(a)	10,039
15,279	1.662%, 09/01/27(a)	16,107
13,235	1.731%, 05/01/32(a)	13,760
6,725	1.748%, 12/01/24(a)	7,013
27,155	1.750%, 10/01/34(a)	28,057
17,321	1.786%, 08/01/33(a)	18,151
7,654	1.795%, 01/01/20(a)	7,957
46,087	1.865%, 05/01/36(a)	48,535
35,564	1.880%, 11/01/35(a)	38,068
37,364	1.880%, 01/01/35(a)	38,904
106,603	1.885%, 02/01/33(a)	112,060
19,846	1.888%, 01/01/23(a)	20,346
16,519	1.892%, 11/01/33(a)	17,041
24,521	1.898%, 04/01/36(a)	26,145
22,442	1.899%, 01/01/35(a)	23,634
7,851	1.904%, 10/01/35(a)	8,297
25,429	1.925%, 03/01/36(a)	27,163
10,283	1.925%, 04/01/36(a)	10,989
96,931	1.925%, 11/01/34(a)	100,356
33,044	1.925%, 05/01/35(a)	35,077
43,275	1.925%, 05/01/33(a)	45,658
83,226	1.939%, 05/01/29(a)	83,595
64,727	1.940%, 06/01/35(a)	68,957
5,351	1.944%, 04/01/18(a)	5,576
45,753	1.945%, 11/01/35(a)	48,665

1,347	2.000%, 09/01/17(a)	1,366
26,954	2.000%, 10/01/17(a)	27,302
63,431	2.015%, 07/01/35(a)	67,403
45,908	2.016%, 04/01/36(a)	48,425
114,554	2.035%, 06/01/35(a)	117,650
7,131	2.050%, 08/01/29(a)	7,556
328,374	2.055%, 11/01/35(a)	345,196
30,076	2.085%, 02/01/25(a)	31,320
9,430	2.091%, 07/01/34(a)	10,200
52,691	2.105%, 12/01/32(a)	54,348
5,626	2.110%, 04/01/18(a)	5,648
106,346	2.115%, 12/01/34(a)	113,311
43,207	2.120%, 02/01/35(a)	45,878
29,015	2.123%, 10/01/32(a)	29,307
3,842	2.125%, 11/01/17(a)	4,023
5,804	2.126%, 04/01/33(a)	6,067
82,270	2.132%, 04/01/34(a)	82,670
12,337	2.136%, 04/01/33(a)	12,775
104,246	2.145%, 11/01/34(a)	109,696
6,439	2.184%, 01/01/25(a)	6,606
8,076	2.205%, 12/01/32(a)	8,521
110,108	2.210%, 07/01/34(a)	110,700
24,260	2.221%, 12/01/35(a)	24,446
38,104	2.225%, 01/01/33(a)	40,095
24,456	2.227%, 04/01/33(a)	25,708
14,718	2.250%, 03/01/35(a)	15,830
48,302	2.250%, 04/01/32(a)	48,541
6,118	2.251%, 05/01/32(a)	6,189
32,112	2.259%, 11/01/34(a)	34,299
10,046	2.259%, 12/01/32(a)	10,089
34,179	2.261%, 04/01/40(a)	36,633
34,178	2.264%, 07/01/33(a)	36,577
30,184	2.277%, 01/01/33(a)	31,140
4,760	2.279%, 07/01/29(a)	4,791
79,102	2.293%, 02/01/33(a)	80,067
10,258	2.307%, 06/01/32(a)	10,836
32,418	2.330%, 03/01/35(a)	34,583
101,983	2.344%, 02/01/37(a)	108,092
3,922	2.346%, 05/01/33(a)	4,153
39,912	2.357%, 03/01/38(a)	42,051
46,396	2.360%, 07/01/33(a)	46,714
33,454	2.385%, 02/01/35(a)	33,892
70,800	2.460%, 07/01/28(a)	71,163
12,636	2.494%, 09/01/33(a)	13,290
9,895	2.497%, 07/01/28(a)	10,428
12,046	2.552%, 09/01/39(a)	12,773
43,866	2.574%, 01/01/28(a)	46,724
27,003	2.643%, 12/01/30(a)	29,028
4,310	3.292%, 04/01/33(a)	4,361
2,137	3.803%, 10/01/27(a)	2,137
694	4.500%, 02/01/18(a)	703
		3,229,677
	Total Agency Pass-Through Securities (Cost $4,475,530)	4,571,630
	Total Investments: 70.00% (Cost $18,735,828)	18,809,115
	Net Other Assets and Liabilities: 30.00%	8,061,887
	Net Assets: 100.00%	$26,871,002

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of America Merrill Lynch	Russell 3000® Total Return Index	1-month LIBOR plus 32 Bps	Total Return	10/03/14	$2,900,789	$(52,392)
Goldman Sachs	Russell 3000® Total Return Index	1-month LIBOR plus 44 Bps	Total Return	03/26/15	21,484,890	2,392,940
Total of Total Return Swap Contracts					$24,385,679	$2,340,548

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

September 30, 2014 (Unaudited)

Principal Amount		Value (Note 1)
U.S. Agency Bonds: 8.70%
Federal Farm Credit Bank (FFCB): 3.77%
	Federal Farm Credit Bank
$150,000	0.370%, 10/14/15	$150,261
	Federal Farm Credit Bank
450,000	0.550%, 08/17/15	451,368
	Federal Farm Credit Bank
520,000	0.550%, 09/16/15	521,735
	Federal Farm Credit Bank, Variable Rate
3,000,000	0.174%, 10/18/14, 04/18/16(a)	3,000,000
		4,123,364
Federal Home Loan Bank (FHLB): 2.85%
	Federal Home Loan Bank
1,750,000	0.270%, 10/20/15	1,750,000
	Federal Home Loan Bank
250,000	1.750%, 09/11/15	253,567
	Federal Home Loan Bank, Variable Rate
1,115,000	0.149%, 11/03/14, 02/03/17(a)	1,112,710
		3,116,277
Federal Home Loan Mortgage Corporation (FHLMC): 1.26%
	Federal Home Loan Mortgage Corporation
1,350,000	1.750%, 09/10/15	1,369,592
Federal National Mortgage Association (FNMA): 0.82%
	Federal National Mortgage Association
350,000	0.350%, 08/28/15	350,467
	Federal National Mortgage Association
345,000	0.500%, 09/28/15	345,984
	Federal National Mortgage Association
196,000	1.875%, 09/09/15	199,068
		895,519
	Total U.S. Agency Bonds (Cost $9,504,752)	9,504,752

Other Commercial Paper: 4.57%
Short-Term Securities: 4.57%
	Commonwealth Bank of Australia, Variable Rate
5,000,000	0.230%, 10/17/14, 10/17/14(a)(b)(c)	5,000,013
	Total Other Commercial Paper (Cost $5,000,013)	5,000,013
Repurchase Agreements: 86.47%
34,500,000	G.X. Clarke & Co., 0.130%, dated 09/30/14 and maturing 10/01/14 with a repurchase amount of $34,500,125, collateralized by several FFCB, FHLB, FHLMC, FNMA, and TVA Securities with rates ranging from 0.000% to 5.280% and with maturity dates ranging from 03/04/15 to 09/15/29 with a par value of $35,045,000 and a collateral value of $35,182,271.	34,500,000
12,000,000	G.X. Clarke & Co., 0.200%, dated 09/30/14 and maturing 10/01/14 with a repurchase amount of $12,000,067, collateralized by several FFCB and U.S. Treasury Securities with rates ranging from 0.000% to 4.875% and with maturity dates ranging from 02/19/15 to 07/26/23 with a par value of $11,994,000 and a collateral value of $12,242,389.	12,000,000
12,000,000	G.X. Clarke & Co., 0.200%, dated 09/30/14 and maturing 10/02/14 with a repurchase amount of $12,000,133, collateralized by several FHLMC, FNMA, and U.S. Treasury Securities with rates ranging from 0.000% to 5.500% and with maturity dates ranging from 03/26/15 to 08/01/44 with a par value of $81,213,718 and a collateral value of $20,647,509.	12,000,000
12,000,000	G.X. Clarke & Co., 0.200%, dated 09/30/14 and maturing 10/03/14 with a repurchase amount of $12,000,200, collateralized by several FFCB and FHLMC Securities with rates ranging from 0.330% to 5.280% and with maturity dates ranging from 12/16/15 to 01/15/39 with a par value of $11,868,000 and a collateral value of $12,242,012.	12,000,000
12,000,000	G.X. Clarke & Co., 0.200%, dated 09/30/14 and maturing 10/06/14 with a repurchase amount of $12,000,400, collateralized by a FFCB Security with a rate of 0.263% and with a maturity date of 12/10/15 with a par value of $12,230,000 and a collateral value of $12,244,751.	12,000,000
12,000,000	G.X. Clarke & Co., 0.200%, dated 09/30/14 and maturing 10/07/14 with a repurchase amount of $12,000,467, collateralized by several FHLMC and FNMA Securities with rates ranging from 2.500% to 5.000% and with maturity dates ranging from 11/01/27 to 12/01/42 with a par value of $47,099,068 and a collateral value of $12,202,019.	12,000,000
	Total Repurchase Agreements (Cost $94,500,000)	94,500,000

Total Investments: 99.74% (Cost $109,004,765)	109,004,765
Net Other Assets and Liabilities: 0.26%	282,586
Net Assets: 100.00%	$109,287,351

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2014. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,000,013, representing 4.57% of net assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

TVA—Tennessee Valley Authority

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 101.36%
50,709	Forward Commodity Long/Short Strategy Fund—Class Z	7.03%	$1,013,158
120,864	Forward Credit Analysis Long/Short Fund—Institutional Class	6.21%	894,391
127,240	Forward EM Corporate Debt Fund—Institutional Class	8.17%	1,176,973
21,761	Forward Frontier Strategy Fund—Class Z	2.15%	310,092
30,049	Forward High Yield Bond Fund—Class Z	2.13%	307,399
302,227	Forward International Dividend Fund—Institutional Class	16.30%	2,348,301
15,305	Forward International Real Estate Fund—Institutional Class	1.63%	234,015
319,020	Forward Investment Grade Fixed-Income Fund—Class Z	24.43%	3,518,793
33,526	Forward Managed Futures Strategy Fund—Class Z	5.05%	726,844
13,889	Forward Real Estate Fund—Institutional Class	1.41%	202,495
83,981	Forward Select EM Dividend Fund—Institutional Class	12.77%	1,840,014
25,599	Forward Select Opportunity Fund—Institutional Class	4.87%	702,177
33,281	Forward Total MarketPlus Fund—Class Z	9.21%	1,325,925
	Total Affiliated Investment Companies (Cost $13,695,051)		14,600,577
	Total Investments: 101.36% (Cost $13,695,051)		14,600,577
	Net Other Assets and Liabilities: (1.36)%		(195,448)
	Net Assets: 100.00%		$14,405,129

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.06%
42,335	Forward Commodity Long/Short Strategy Fund—Class Z	2.53%	$845,859
107,210	Forward Credit Analysis Long/Short Fund—Institutional Class	2.37%	793,354
111,256	Forward EM Corporate Debt Fund—Institutional Class	3.08%	1,029,118
79,868	Forward Frontier Strategy Fund—Class Z	3.40%	1,138,117
25,289	Forward High Yield Bond Fund—Class Z	0.77%	258,708
1,118,190	Forward International Dividend Fund—Institutional Class	25.98%	8,688,338
85,067	Forward International Real Estate Fund—Institutional Class	3.89%	1,300,669
273,451	Forward Investment Grade Fixed-Income Fund—Class Z	9.02%	3,016,161
81,216	Forward Managed Futures Strategy Fund—Class Z	5.27%	1,760,771
78,954	Forward Real Estate Fund—Institutional Class	3.44%	1,151,144
311,605	Forward Select EM Dividend Fund—Institutional Class	20.41%	6,827,256
60,958	Forward Select Opportunity Fund—Institutional Class	5.00%	1,672,074
125,074	Forward Total MarketPlus Fund—Class Z	14.90%	4,982,965
	Total Affiliated Investment Companies (Cost $31,998,829)		33,464,534
	Total Investments: 100.06% (Cost $31,998,829)		33,464,534
	Net Other Assets and Liabilities: (0.06)%		(20,857)
	Net Assets: 100.00%		$33,443,677

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.81%
90,100	Forward Commodity Long/Short Strategy Fund—Class Z	7.00%	$1,800,198
129,006	Forward Credit Analysis Long/Short Fund—Institutional Class	3.71%	954,642
140,697	Forward EM Corporate Debt Fund—Institutional Class	5.06%	1,301,444
51,305	Forward Frontier Strategy Fund—Class Z	2.84%	731,099
31,486	Forward High Yield Bond Fund—Class Z	1.25%	322,098
720,535	Forward International Dividend Fund—Institutional Class	21.77%	5,598,557
26,084	Forward International Real Estate Fund—Institutional Class	1.55%	398,826
358,425	Forward Investment Grade Fixed-Income Fund—Class Z	15.37%	3,953,422
60,340	Forward Managed Futures Strategy Fund—Class Z	5.09%	1,308,180
23,566	Forward Real Estate Fund—Institutional Class	1.34%	343,586
201,354	Forward Select EM Dividend Fund—Institutional Class	17.16%	4,411,658
46,188	Forward Select Opportunity Fund—Institutional Class	4.93%	1,266,946
82,254	Forward Total MarketPlus Fund—Class Z	12.74%	3,277,000
	Total Affiliated Investment Companies (Cost $24,475,936)		25,667,656
	Total Investments: 99.81% (Cost $24,475,936)		25,667,656
	Net Other Assets and Liabilities: 0.19%		48,167
	Net Assets: 100.00%		$25,715,823

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.74%
478,091	Forward EM Corporate Debt Fund—Institutional Class	24.54%	$4,422,340
271,415	Forward High Yield Bond Fund—Class Z	15.41%	2,776,571
255,960	Forward International Dividend Fund—Institutional Class	11.04%	1,988,808
200,204	Forward Select EM Dividend Fund—Institutional Class	24.35%	4,386,479
181,287	Forward Select Income Fund—Institutional Class	25.40%	4,575,689
	Total Affiliated Investment Companies (Cost $18,380,209)		18,149,887
	Total Investments: 100.74% (Cost $18,380,209)		18,149,887
	Net Other Assets and Liabilities: (0.74)%		(133,523)
	Net Assets: 100.00%		$18,016,364

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.71%
15,261	Forward Commodity Long/Short Strategy Fund—Class Z	5.28%	$304,920
66,577	Forward Credit Analysis Long/Short Fund—Institutional Class	8.53%	492,673
65,921	Forward EM Corporate Debt Fund—Institutional Class	10.55%	609,765
41,329	Forward Emerging Markets Fund—Institutional Class	7.95%	459,164
5,502	Forward Frontier Strategy Fund—Class Z	1.36%	78,410
17,067	Forward High Yield Bond Fund—Class Z	3.02%	174,593
74,582	Forward International Dividend Fund—Institutional Class	10.03%	579,499
9,778	Forward International Real Estate Fund—Institutional Class	2.59%	149,501
175,495	Forward Investment Grade Fixed-Income Fund—Class Z	33.51%	1,935,705
13,845	Forward Managed Futures Strategy Fund—Class Z	5.19%	300,170
9,314	Forward Real Estate Fund—Institutional Class	2.35%	135,792
9,849	Forward Select Opportunity Fund—Institutional Class	4.68%	270,163
8,219	Forward Total MarketPlus Fund—Class Z	5.67%	327,463
	Total Affiliated Investment Companies (Cost $5,369,316)		5,817,818
	Total Investments: 100.71% (Cost $5,369,316)		5,817,818
	Net Other Assets and Liabilities: (0.71)%		(41,212)
	Net Assets: 100.00%		$5,776,606

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

September 30, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.90%
4,460	Forward Commodity Long/Short Strategy Fund—Class Z	0.52%	$89,103
68,259	Forward Dynamic Income Fund—Institutional Class	10.52%	1,816,376
266,351	Forward Emerging Markets Fund—Institutional Class	17.13%	2,959,162
41,598	Forward Equity Long/Short Fund—Institutional Class	7.11%	1,228,395
82,933	Forward Frontier Strategy Fund—Class Z	6.84%	1,181,792
19,678	Forward Global Infrastructure Fund—Institutional Class	2.75%	475,414
290,346	Forward International Dividend Fund—Institutional Class	13.06%	2,255,985
43,388	Forward International Real Estate Fund—Institutional Class	3.84%	663,397
27,302	Forward Managed Futures Strategy Fund—Class Z	3.43%	591,912
60,794	Forward Real Estate Long/Short Fund—Institutional Class	11.08%	1,914,406
31,086	Forward Select Income Fund—Institutional Class	4.54%	784,610
34,050	Forward Select Opportunity Fund—Institutional Class	5.41%	933,998
89,869	Forward Tactical Enhanced Fund—Institutional Class	13.67%	2,360,860
	Total Affiliated Investment Companies (Cost $16,287,616)		17,255,410
	Total Investments: 99.90% (Cost $16,287,616)		17,255,410
	Net Other Assets and Liabilities: 0.10%		17,056
	Net Assets: 100.00%		$17,272,466

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2014

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2014.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask price; and (b) maturity of 60 days or less, at amortized cost.

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If market quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity, related index or reference asset. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well-established dealers or institutions that Forward Management, or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. . As of September 30, 2014, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements as of September 30, 2014.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of September 30, 2014, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund held securities sold short with a market value of $13,368,850 and $101,274,200, respectively. No other Funds held securities sold short as of September 30, 2014.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$19,727,690	—	$19,727,690
Asset-Backed Securities	—	1,302,354	—	1,302,354
Collateralized Mortgage Obligations(a)	—	4,929,754	—	4,929,754
Corporate Bonds(a)	—	16,586,024	—	16,586,024
Municipal Bonds	—	8,528,592	—	8,528,592
U.S. Treasury Bonds & Notes	—	17,750,856	—	17,750,856

Total	—	$68,825,270	—	$68,825,270

Forward Credit Analysis Long/Short Fund
Corporate Bonds(a)	—	$7,414,823	—	$7,414,823
Municipal Bonds(a)	—	79,096,075	—	79,096,075
Short-Term Securities	—	13,098,601	—	13,098,601

Total	—	$99,609,499	—	$99,609,499

Forward Dynamic Income Fund
Common Stocks(a)	$2,768,202	—	—	$2,768,202
Exchange-Traded Funds(a)	159,789	—	—	159,789
Limited Partnerships(a)	39,634	—	—	39,634
Preferred Stocks(a)	1,362,281	—	—	1,362,281

Total	$4,329,906	—	—	$4,329,906

Forward EM Corporate Debt Fund
Common Stocks(a)	$5,621,209	—	—	$5,621,209
Foreign Government Obligations(a)	—	$17,549,160	—	17,549,160
Asset-Backed Securities(a)	—	15,954,578	—	15,954,578
Contingent Covertible Securities(a)	—	5,723,379	—	5,723,379
Convertible Corporate Bonds(a)	—	3,325,000	—	3,325,000
Corporate Bonds(a)	—	369,520,496	—	369,520,496
Short-Term Securities	—	6,173,469	—	6,173,469

Total	$5,621,209	$418,246,082	—	$423,867,291

Forward Emerging Markets Fund
Common Stocks(a)	$12,548,608	—	—	$12,548,608
Preferred Stocks(a)	178,863	—	—	178,863
Loan Participation Notes(a)	—	$144,852	—	144,852

Total	$12,727,471	$144,852	—	$12,872,323

Forward Equity Long/Short Fund
Common Stocks(a)	$1,899,224	—	—	$1,899,224
Exchange-Traded Notes	62,340	—	—	62,340

Total	$1,961,564	—	—	$1,961,564

Forward Frontier Strategy Fund
Exchange-Traded Funds	$1,659,284	—	—	$1,659,284
Agency Pass-Through Securities(a)	—	$44,825,044	—	44,825,044
Asset-Backed Securities	—	3,696,589	—	3,696,589
Collateralized Mortgage Obligations(a)	—	9,436,250	—	9,436,250
Corporate Bonds(a)	—	29,738,584	—	29,738,584
Municipal Bonds	—	10,012,109	—	10,012,109
U.S. Treasury Bonds & Notes	—	31,177,155	—	31,177,155

Total	$1,659,284	$128,885,731	—	$130,545,015

Forward Global Dividend Fund
Common Stocks(a)	$13,870,268	—	—	$13,870,268
Limited Partnerships(a)	61,325	—	—	61,325
Collateralized Mortgage Obligations(a)	—	$115,499	—	115,499

Total	$13,931,593	$115,499	—	$14,047,092

Forward Global Infrastructure Fund
Common Stocks(a)	$105,784,110	—	—	$105,784,110
Limited Partnerships(a)	1,113,426	—	—	1,113,426
Preferred Stocks(a)	786,837	—	—	786,837

Total	$107,684,373	—	—	$107,684,373

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$100,734,140	—	$100,734,140

Total	—	$100,734,140	—	$100,734,140

Forward International Dividend Fund
Common Stocks
China	—	$7,223,645	—	$7,223,645
France	—	13,802,723	—	13,802,723
Germany	$5,744,510	13,964,787	—	19,709,297
Hong Kong	3,115,938	9,840,758	—	12,956,696
Indonesia	2,442,464	9,173,886	—	11,616,350
Japan	—	26,771,861	—	26,771,861
Macau	—	1,749,723	—	1,749,723
Malaysia	—	3,771,345	—	3,771,345
Netherlands	—	2,910,709	—	2,910,709
Norway	3,225,746	6,882,806	—	10,108,552
Philippines	3,028,921	12,827,455	—	15,856,376
Russia	3,089,299	2,284,085	—	5,373,384
Singapore	2,845,890	5,749,732	—	8,595,622
Sweden	—	15,415,771	—	15,415,771
Switzerland	16,629,366	9,345,851	—	25,975,217
Taiwan	—	5,351,053	—	5,351,053
Thailand	—	10,167,554	—	10,167,554
Turkey	—	5,309,506	—	5,309,506
United Kingdom	15,984,367	5,328,520	—	21,312,887
Other(a)	57,337,774	—	—	57,337,774
Loan Participation Notes(a)	—	11,519,875	—	11,519,875
Preferred Stocks(a)	—	5,600,867	—	5,600,867
Collateralized Mortgage Obligations(a)	—	3,830,090	—	3,830,090
Corporate Bonds(a)	—	9,385,507	—	9,385,507

Total	$113,444,275	$198,208,109	—	$311,652,384

Forward International Real Estate Fund
Common Stocks(a)	$97,533,937	—	—	$97,533,937
Rights(a)	128,972	—	—	128,972

Total	$97,662,909	—	—	$97,662,909

Forward International Small Companies Fund
Common Stocks(a)	$174,537,424	—	—	$174,537,424
Exchange-Traded Funds(a)	2,990,219	—	—	2,990,219
Preferred Stocks(a)	3,050,743	—	—	3,050,743

Total	$180,578,386	—	—	$180,578,386

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$352,313	—	$352,313
Asset-Backed Securities	—	475,611	—	475,611
Bank Loans	—	21,566	—	21,566
Collateralized Mortgage Obligations	—	608,085	—	608,085
Corporate Bonds(a)	—	2,541,053	—	2,541,053
U.S. Treasury Bonds & Notes	—	8,435,700	—	8,435,700
Short-Term Securities	—	1,899,613	—	1,899,613

Total	—	$14,333,941	—	$14,333,941

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$5,619,511	—	—	$5,619,511

Total	$5,619,511	—	—	$5,619,511

Forward Real Estate Fund
Common Stocks(a)	$73,044,119	—	—	$73,044,119

Total	$73,044,119	—	—	$73,044,119

Forward Real Estate Long/Short Fund
Common Stocks(a)	$67,763,366	—	—	$67,763,366
Convertible Preferred Stocks(a)	1,419,550	—	—	1,419,550
Preferred Stocks(a)	7,034,468	—	—	7,034,468
Rights	1,949	—	—	1,949

Total	$76,219,333	—	—	$76,219,333

Forward Select EM Dividend Fund
Common Stocks(a)	$110,343,825	—	—	$110,343,825
Loan Participation Notes(a)	—	$4,893,547	—	4,893,547
Preferred Stocks(a)	1,361,573	—	—	1,361,573
Collateralized Mortgage Obligations(a)	—	1,538,242	—	1,538,242
Corporate Bonds(a)	—	2,287,110	—	2,287,110

Total	$111,705,398	$8,718,899	—	$120,424,297

Forward Select Income Fund
Common Stocks(a)	$547,173,340	—	—	$547,173,340
Convertible Preferred Stocks(a)	94,105,282	—	—	94,105,282
Preferred Stocks(a)	882,269,324	—	—	882,269,324
Options Purchased	177,980	—	—	177,980
Contingent Convertible Securities(a)	—	$18,047,775	—	18,047,775
Corporate Bonds(a)	—	66,734,588	—	66,734,588

Total	$1,523,725,926	$84,782,363	—	$1,608,508,289

Forward Select Opportunity Fund
Common Stocks(a)	$20,461,534	—	—	$20,461,534
Limited Partnerships(a)	550,400	—	—	550,400
Preferred Stocks(a)	6,150,084	—	—	6,150,084
Options Purchased	49,500	—	—	49,500
Corporate Bonds(a)	—	$1,005,000	—	1,005,000

Total	$27,211,518	$1,005,000	—	$28,216,518

Forward Small Cap Equity Fund
Common Stocks(a)	$26,658,580	—	—	$26,658,580
Affiliated Investment Companies	350,051	—	—	350,051

Total	$27,008,631	—	—	$27,008,631

Forward Tactical Growth Fund
Exchange-Traded Funds	$229,347,098	—	—	$229,347,098
Short-Term Securities	—	$524,897,750	—	524,897,750

Total	$229,347,098	$524,897,750	—	$754,244,848

Forward Total MarketPlus Fund
Exchange-Traded Funds	$14,237,485	—	—	$14,237,485
Agency Pass-Through Securities(a)	—	$4,571,630	—	4,571,630

Total	$14,237,485	$4,571,630	—	$18,809,115

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$9,504,752	—	$9,504,752
Other Commercial Paper(a)	—	5,000,013	—	5,000,013
Repurchase Agreements	—	94,500,000	—	94,500,000

Total	—	$109,004,765	—	$109,004,765

Forward Balanced Allocation Fund
Affiliated Investment Companies	$14,600,577	—	—	$14,600,577

Total	$14,600,577	—	—	$14,600,577

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$25,667,656	—	—	$25,667,656

Total	$25,667,656	—	—	$25,667,656

Forward Growth Allocation Fund
Affiliated Investment Companies	$33,464,534	—	—	$33,464,534

Total	$33,464,534	—	—	$33,464,534

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$5,817,818	—	—	$5,817,818

Total	$5,817,818	—	—	$5,817,818

Forward Income Builder Fund
Affiliated Investment Companies	$18,149,887	—	—	$18,149,887

Total	$18,149,887	—	—	$18,149,887

Forward Multi-Strategy Fund
Affiliated Investment Companies	$17,255,410	—	—	$17,255,410

Total	$17,255,410	—	—	$17,255,410

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$1,166,216	—	$1,166,216
Liabilities
Total Return Swap Contracts	—	(7,251)	—	(7,251)

Total	—	$1,158,965.00	—	$1,158,965.00

Forward Credit Analysis Long/Short Fund
Assets
Futures Contracts	$83,059	—	—	$83,059

Total	$83,059	—	—	$83,059

Forward EM Corporate Debt Fund
Assets
Futures Contracts	$47,964	—	—	$47,964

Total	$47,964	—	—	$47,964

Forward Equity Long/Short Fund
Assets
Futures Contracts	$28,580	—	—	$28,580

Total	$28,580	—	—	$28,580

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$10,776,516	—	$10,776,516
Liabilities
Total Return Swap Contracts	—	(259,020)	—	(259,020)

Total	—	$10,517,496	—	$10,517,496

Forward International Dividend Fund
Liabilities
Futures Contracts	$(108,410)	—	—	$(108,410)

Total	$(108,410)	—	—	$(108,410)

Forward Investment Grade Fixed-Income Fund
Liabilities
Futures Contracts	$(10,982)	—	—	$(10,982)

Total	$(10,982)	—	—	$(10,982)

Forward Managed Futures Strategy Fund
Assets
Total Return Swap Contracts	—	$438,101	—	$438,101

Total	—	$438,101	—	$438,101

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(8,500,050)	—	—	$(8,500,050)
Exchange-Traded Funds	(4,868,800)	—	—	(4,868,800)
Options Written	(7,950)	—	—	(7,950)

Total	$(13,376,800)	—	—	$(13,376,800)

Forward Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(101,274,200)	—	—	$(101,274,200)

Total	$(101,274,200)	—	—	$(101,274,200)

Forward Small Cap Equity Fund
Liabilities
Futures Contracts	$(51,427)	—	—	$(51,427)

Total	$(51,427)	—	—	$(51,427)

Forward Tactical Growth Fund
Liabilities
Futures Contracts	$(3,204,352)	—	—	$(3,204,352)

Total	$(3,204,352)	—	—	$(3,204,352)

Forward Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$2,392,940	—	$2,392,940
Liabilities
Total Return Swap Contracts	—	(52,392)	—	(52,392)

Total	—	$2,340,548	—	$2,340,548

(a)	Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as written options, short sales, swap contracts and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the nine months ended September 30, 2014, the only transfers of securities from Level 2 to Level 1 were for two securities in the Forward Select Income Fund as follows:

	Level 1		Level 2
Forward Select Income Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$4,290,000	—	—	$(4,290,000)

Preferred Stocks	6,230,000	—	—	(6,230,000)

Total	$10,520,000	—	—	$(10,520,000)

The above transfers in the Forward Select Income Fund were due to the availability of a quoted market price becoming available since December 31, 2013.

For the nine months ended September 30, 2014, the only transfers of securities from Level 1 to Level 2 were for the Forward International Dividend Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor at September 30, 2014. At December 31, 2013, the Forward International Dividend Fund did not utilize a fair valuation model in accordance with the Funds’ valuation procedures. The Funds’ procedures set forth certain triggers which instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. During the nine months ended September 30, 2014 there were no other transfers between Level 1 and Level 2 securities in any Fund.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2013	$8,483	$314,325	$59,062
Accrued discounts/premiums	—	303	36,436
Realized gain/(loss)	10,000	180	(1,589,578)
Change in unrealized appreciation/(depreciation)	(8,483)	126,342	1,513,982
Purchases	—	—	—
Sales proceeds	(10,000)	(12,150)	(19,902)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(429,000)	—

Balance as of September 30, 2014	$—	$—	$—

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2014	$—	$126,342	$—

For the nine months ended September 30, 2014, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of September 30, 2014, no Funds held forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of September 30, 2014, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 09/30/14
Forward Credit Analysis Long/Short Fund	$83,059
Forward EM Corporate Debt Fund	47,964
Forward Equity Long/Short Fund	28,580
Forward International Dividend Fund	(108,410)
Forward Investment Grade Fixed-Income Fund	(10,982)
Forward Small Cap Equity Fund	(51,427)
Forward Tactical Growth Fund	(3,204,352)

No other Funds held futures contracts as of September 30, 2014.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of September 30, 2014, the Forward Select Income Fund and the Forward Select Opportunity Fund held purchased options with a market value of $177,980 and $49,500, respectively.

Written option activity for the nine months ended September 30, 2014 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Equity Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	570	$(53,759)	—	$—

Options written	397	(84,175)	172	(12,971)
Options exercised or closed	(774)	106,332	—	—
Options expired	(193)	$31,602	(172)	$12,971

Outstanding, September 30, 2014	—	—	—	—

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Investment Grade Fixed-Income Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	(12)	$(5,792)	(12)	$(5,793)

Options written	18	(6,126)	(18)	(5,489)
Options exercised or closed	(18)	6,126	—	—
Options expired	12	$5,792	30	$11,282

Outstanding, September 30, 2014	—	—	—	—

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	(400)	$(31,039)

Options written	(509)	(68,578)
Options exercised or closed	750	79,679
Options expired	—	—

Outstanding, September 30, 2014	(159)	$(19,938)

No other Funds held purchased or written options as of September 30, 2014.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”), or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Portfolio of Investments.

As of September 30, 2014, the Forward Commodity Long/Short Strategy Fund, the Forward Frontier Strategy Fund, the Forward Managed Futures Strategy Fund and the Forward Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at September 30, 2014 are disclosed in the Portfolio of Investments. No other Funds held swap agreements as of September 30, 2014.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2014 the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Forward Commodity Long/Short Fund and the Forward Managed Futures Strategy Fund, and each Fund’s wholly-owned subsidiary, the Forward Commodity Long/Short (Cayman) Fund Ltd. and the Forward Managed Futures Strategy (Cayman) Fund Ltd., are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations have begun to apply with respect to these two Funds. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each Fund’s expenses, adversely affecting its total return.

Leverage: The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund can purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Income Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR rate for borrowing under these agreements.

The Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund maintained separate lines of credit with Bank of America Merrill Lynch. The Funds were charged interest of 1.00% above the one-month LIBOR rate for borrowing under the agreements and were charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum. The Forward International Dividend Fund, the Select EM Dividend Fund and the Forward Select Income Fund terminated their line of credit agreements on June 27, 2014 and the Forward Real Estate Long/Short Fund terminated its line of credit agreement on July 18, 2014. The Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund may seek to establish lines of credit with other lenders.

The Forward Dynamic Income Fund did not borrow under its line of credit agreement during the nine months ended September 30, 2014 and the Forward International Dividend Fund did not have outstanding borrowings as of September 30, 2014. The Forward EM Corporate Debt Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of September 30, 2014, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Forward EM Corporate Debt Fund	$135,016,187	$40,732,693
Forward Real Estate Long/Short Fund	18,248,850	8,976,616
Forward Select EM Dividend Fund	19,557,924	13,011,731
Forward Select Income Fund	270,049,705	59,763,667
Forward Select Opportunity Fund	7,901,654	3,006,666

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z shares of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Forward Small Cap Equity Fund invested in Class Z shares of the U.S. Government Money Fund during the nine months ended September 30, 2014, as follows:

Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Income
350,051	—	—	350,051	$350,051	$9

During the nine months ended September 30, 2014, the Advisor waived fees and/or reimbursed the Forward Small Cap Equity Fund for the U.S. Government Money Fund management fees in the amount of $210.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (together with the Forward Commodity Long/Short Strategy (Cayman) Fund, Ltd., each a “Subsidiary” and collectively, the “Subsidiaries”). Forward Management acts as Investment Advisor to the Funds and to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as investment vehicles for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets, liabilities, income and expenses of the portfolios are consolidated in the financial statements and financial highlights of the Funds. As of September 30, 2014, net assets of the Forward Commodity Long/Short Strategy Fund were $91,589,455 of which $22,179,602 or 24.22% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary and net assets of the Forward Managed Futures Strategy Fund were $7,746,886 of which $1,916,393 or 24.74% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund and their respective Subsidiaries.

2. Tax Basis Information

Tax Basis of Investments: As of September 30, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/( depreciation) for Federal tax purposes was as follows:

Fund	Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Forward Balanced Allocation Fund	$13,825,844	$916,349	$(141,616)	$774,733
Forward Commodity Long/Short Strategy Fund	68,565,284	391,660	(131,674)	259,986
Forward Credit Analysis Long/Short Fund	97,343,958	2,675,505	(409,964)	2,265,541
Forward Dynamic Income Fund	4,308,294	83,740	(62,128)	21,612
Forward EM Corporate Debt Fund	430,246,897	9,300,684	(15,680,290)	(6,379,606)
Forward Emerging Markets Fund	12,061,523	1,777,329	(966,529)	810,800
Forward Equity Long/Short Fund	1,860,499	156,567	(55,502)	101,065
Forward Frontier Strategy Fund	130,630,312	312,666	(397,963)	(85,297)
Forward Global Dividend Fund	12,153,570	2,570,256	(676,734)	1,893,522
Forward Global Infrastructure Fund	99,103,645	12,491,018	(3,910,290)	8,580,728
Forward Growth & Income Allocation Fund	24,926,438	1,162,180	(420,962)	741,218
Forward Growth Allocation Fund	32,416,184	1,629,233	(580,883)	1,048,350
Forward High Yield Bond Fund	101,043,680	1,171,863	(1,481,403)	(309,540)
Forward Income & Growth Allocation Fund	5,394,394	451,429	(28,005)	423,424
Forward Income Builder Fund	18,438,934	259,896	(548,943)	(289,047)
Forward International Dividend Fund	295,361,652	36,053,589	(19,762,857)	16,290,732
Forward International Real Estate Fund	100,761,866	4,475,656	(7,574,613)	(3,098,957)
Forward International Small Companies Fund	153,336,724	37,014,285	(9,772,623)	27,241,662
Forward Investment Grade Fixed-Income Fund	16,669,276	109,307	(2,444,642)	(2,335,335)
Forward Managed Futures Strategy Fund	5,589,234	36,408	(6,131)	30,277
Forward Multi-Strategy Fund	16,308,212	1,118,340	(171,142)	947,198
Forward Real Estate Fund	61,108,433	13,478,772	(1,543,086)	11,935,686
Forward Real Estate Long/Short Fund	62,235,711	15,679,972	(1,696,350)	13,983,622
Forward Select EM Dividend Fund	123,194,587	7,908,912	(10,679,202)	(2,770,290)
Forward Select Income Fund	1,438,696,104	169,812,185	—	169,812,185
Forward Select Opportunity Fund	28,797,120	899,817	(1,480,419)	(580,602)
Forward Small Cap Equity Fund	25,292,054	4,282,429	(2,565,852)	1,716,577
Forward Tactical Growth Fund	746,564,776	7,682,999	(2,927)	7,680,072
Forward Total MarketPlus Fund	18,759,240	86,965	(37,090)	49,875
Forward U.S. Government Money Fund	109,004,765	—	—	—

Capital Losses: As of December 31, 2013, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring In 2015	Expiring In 2016	Expiring In 2017	Expiring In 2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Global Dividend Fund	—	—	346,640	—
Forward Global Infrastructure Fund	—	$9,851,751	30,182,432	$24,061,967
Forward International Dividend Fund(a)	—	—	2,145,728	—
Forward International Real Estate Fund	$319,827	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	36,153,221	179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	1,479,849	—	7,106,398
Forward Real Estate Fund	—	1,685,000	—	—
Forward Real Estate Long/Short Fund	—	59,579,741	107,182,629	—
Forward Small Cap Equity Fund(a)	—	3,709,787	27,639,203	—
Forward Total MarketPlus Fund	—	—	5,396,689	—
Forward U.S. Government Money Fund	—	—	345	—

(a)	Subject to limitations under §382 of the Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Post-Enactment Capital Losses*

Capital losses as of December 31, 2013 deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
Forward Balanced Allocation Fund	$772,360	$2,671,945
Forward Commodity Long/Short Strategy Fund	318,935	184,663
Forward Credit Analysis Long/Short Fund	58,656,270	23,788,442
Forward EM Corporate Debt Fund	3,386,413	626,574
Forward Emerging Markets Fund	1,398,026	—
Forward Growth & Income Allocation Fund	705,037	4,792,319
Forward Growth Allocation Fund	1,091,075	6,388,084
Forward International Dividend Fund	11,952,403	—
Forward Multi-Strategy Fund	938,977	2,848,714
Forward Select EM Dividend Fund	2,826,296	—
Forward U.S. Government Money Fund	831	—

The Funds elect to defer to the period ending December 31, 2014 capital losses and late year ordinary losses recognized during the period November 1, 2013 to December 31, 2013 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Forward Commodity Long/Short Strategy Fund	$20,656	—
Forward Credit Analysis Long/Short Fund	11,738,548	—
Forward Dynamic Income Fund	16,893	—
Forward EM Corporate Debt Fund	47,975	—
Forward Emerging Markets Fund	—	$3,677
Forward Equity Long/Short Fund	20,475	—
Forward Frontier Strategy Fund	8,888	—
Forward Global Dividend Fund	202,203	—
Forward High Yield Bond Fund	189,390	—
Forward International Dividend Fund	426,860	—
Forward International Real Estate Fund	2,796,469	—
Forward International Small Companies Fund	—	122,389
Forward Investment Grade Fixed-Income Fund	404,329	—
Forward Real Estate Long/Short Fund	702,076	86,516
Forward Select EM Dividend Fund	213,467	45,339
Forward Select Opportunity Fund	—	1,988
Forward Small Cap Equity Fund	395,399	—

*	Post-Enactment Capital Losses arose in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1 to December 31) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies

The Forward Balanced Allocation Fund, the Forward Growth & Income Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the nine months ended September 30, 2014 were as follows:

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	97,129	4,708	(51,128)	50,709	$1,013,158	—	$(86,043)
Forward Frontier Strategy Fund	77,615	21,124	(76,978)	21,761	310,092	$5,740	221,436
Forward High Yield Bond Fund	216,043	—	(185,994)	30,049	307,399	41,185	136,375
Forward Investment Grade Fixed-Income Fund	539,206	203,165	(423,351)	319,020	3,518,793	99,369	119,075
Forward Managed Futures Strategy Fund	75,485	5,024	(46,983)	33,526	726,844	—	(214,079)
Forward Total MarketPlus Fund	91,087	20,750	(78,556)	33,281	1,325,925	—	363,044
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	—	136,378	(15,514)	120,864	894,391	4,749	504
Forward EM Corporate Debt Fund	387,086	124,640	(384,486)	127,240	1,176,973	95,759	(96,797)
Forward International Dividend Fund	603,081	245,161	(546,015)	302,227	2,348,301	201,770	272,749
Forward International Real Estate Fund	30,727	1,315	(16,737)	15,305	234,015	9,203	(27,841)
Forward Real Estate Fund	29,025	3,514	(18,650)	13,889	202,495	2,681	23,929
Forward Select EM Dividend Fund	134,704	67,354	(118,077)	83,981	1,840,014	89,211	(53,785)
Forward Select Opportunity Fund	58,099	3,438	(35,938)	25,599	702,177	16,556	90,489

Total					$14,600,577	$566,223	$749,056

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	116,959	16,600	(43,459)	90,100	$1,800,198	—	$(122,418)
Forward Frontier Strategy Fund	122,984	32,132	(103,811)	51,305	731,099	$12,121	314,110
Forward High Yield Bond Fund	158,289	—	(126,803)	31,486	322,098	34,312	49,570
Forward Investment Grade Fixed-Income Fund	394,549	169,287	(205,411)	358,425	3,953,422	86,060	(26,379)
Forward Managed Futures Strategy Fund	86,658	3,501	(29,819)	60,340	1,308,180	—	(141,921)
Forward Total MarketPlus Fund	141,047	48,686	(107,479)	82,254	3,277,000	—	469,767
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	—	139,091	(10,085)	129,006	954,642	5,042	571
Forward EM Corporate Debt Fund	285,734	94,875	(239,912)	140,697	1,301,444	90,413	(70,975)
Forward International Dividend Fund	943,002	446,960	(669,427)	720,535	5,598,557	368,849	223,540
Forward International Real Estate Fund	35,884	—	(9,800)	26,084	398,826	13,167	(14,849)
Forward Real Estate Fund	32,814	1,976	(11,224)	23,566	343,586	4,298	17,464
Forward Select EM Dividend Fund	217,101	145,739	(161,486)	201,354	4,411,658	161,186	(75,561)
Forward Select Opportunity Fund	67,631	1,734	(23,177)	46,188	1,266,946	24,948	60,946

Total					$25,667,656	$800,396	$683,865

Forward Growth Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	49,387	7,250	(14,302)	42,335	$845,859	—	$(1,832)
Forward Frontier Strategy Fund	177,058	54,837	(152,027)	79,868	1,138,117	$18,409	391,766
Forward High Yield Bond Fund	111,828	—	(86,539)	25,289	258,708	25,352	36,435
Forward Investment Grade Fixed-Income Fund	278,949	141,573	(147,071)	273,451	3,016,161	64,276	(49,023)
Forward Managed Futures Strategy Fund	105,083	9,857	(33,724)	81,216	1,760,771	—	(161,525)
Forward Total MarketPlus Fund	202,137	70,727	(147,790)	125,074	4,982,965	—	603,607
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	—	108,556	(1,346)	107,210	793,354	4,212	67
Forward EM Corporate Debt Fund	207,237	67,796	(163,777)	111,256	1,029,118	68,824	(46,461)
Forward International Dividend Fund	1,348,523	645,849	(876,182)	1,118,190	8,688,338	539,749	178,900
Forward International Real Estate Fund	105,111	4,175	(24,219)	85,067	1,300,669	39,665	(38,720)
Forward Real Estate Fund	110,527	2,639	(34,212)	78,954	1,151,144	13,430	37,219
Forward Select EM Dividend Fund	309,535	205,203	(203,133)	311,605	6,827,256	237,945	(107,570)
Forward Select Opportunity Fund	83,645	1,597	(24,284)	60,958	1,672,074	32,100	59,809

Total					$33,464,534	$1,043,962	$902,672

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	44,997	1,749	(31,485)	15,261	$304,920	—	$(35,778)
Forward Frontier Strategy Fund	27,260	10,385	(32,143)	5,502	78,410	$1,876	82,967
Forward High Yield Bond Fund	184,355	1,894	(169,182)	17,067	174,593	29,118	139,175
Forward Investment Grade Fixed-Income Fund	446,408	147,297	(418,210)	175,495	1,935,705	69,589	178,920
Forward Managed Futures Strategy Fund	44,948	1,781	(32,884)	13,845	300,170	—	(21,869)
Forward Total MarketPlus Fund	32,682	6,547	(31,010)	8,219	327,463	—	182,968
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	—	90,913	(24,336)	66,577	492,673	2,616	606
Forward EM Corporate Debt Fund	319,899	85,320	(339,298)	65,921	609,765	62,150	(75,582)
Forward Emerging Markets Fund	102,052	40,821	(101,544)	41,329	459,164	—	8,655
Forward International Dividend Fund	219,148	73,273	(217,839)	74,582	579,499	64,377	148,475
Forward International Real Estate Fund	27,549	1,285	(19,056)	9,778	149,501	6,909	(17,723)
Forward Real Estate Fund	30,455	4,480	(25,621)	9,314	135,792	2,000	22,622
Forward Select Opportunity Fund	35,115	1,035	(26,301)	9,849	270,163	7,728	64,357

Total					$5,817,818	$246,363	$677,793

Forward Income Builder Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	476,157	447,362	(652,104)	271,415	$2,776,571	$81,748	$150,253
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	523,927	85,917	(131,753)	478,091	4,422,340	215,153	(41,535)
Forward Global Infrastructure Fund	—	83,774	(83,774)	—	—	—	136,547
Forward International Dividend Fund	609,254	294,889	(648,183)	255,960	1,988,808	158,601	(1,704)
Forward International Real Estate Fund	—	186,747	(186,747)	—	—	24,241	183,929
Forward Real Estate Fund	—	137,444	(137,444)	—	—	3,920	105,190
Forward Select EM Dividend Fund	—	211,000	(10,796)	200,204	4,386,479	39,935	(1,607)
Forward Select Income Fund	207,641	113,807	(140,161)	181,287	4,575,689	170,834	205,716

Total					$18,149,887	$694,432	$736,789

Multi-Strategy Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/14	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	4,460	—	—	4,460	$89,103	—	—
Forward Frontier Strategy Fund	118,386	847	(36,300)	82,933	1,181,792	$11,960	$87,810
Forward Managed Futures Strategy Fund	27,302	—	—	27,302	591,912	—	—
Forward Funds — Institutional Class shares
Forward Dynamic Income Fund	68,259	—	—	68,259	1,816,376	110,468	—
Forward Emerging Markets Fund	270,796	—	(4,445)	266,351	2,959,162	—	(800)
Forward Equity Long/Short Fund	52,930	—	(11,332)	41,598	1,228,395	—	(4,075)
Forward Global Infrastructure Fund	21,724	—	(2,046)	19,678	475,414	3,355	5,894
Forward International Dividend Fund	296,473	—	(6,127)	290,346	2,255,985	102,338	2,735
Forward International Real Estate Fund	19,116	24,272	—	43,388	663,397	9,745	—
Forward International Small Companies Fund	26,921	—	(26,921)	—	—	—	83,376
Forward Real Estate Long/Short Fund	69,445	—	(8,651)	60,794	1,914,406	15,898	18,328
Forward Select Income Fund	31,086	—	—	31,086	784,610	31,972	—
Forward Select Opportunity Fund	50,660	—	(16,610)	34,050	933,998	21,809	59,751
Forward Tactical Enhanced Fund	89,869	—	—	89,869	2,360,860	—	—

Total					$17,255,410	$307,545	$253,019

(a)	Includes net realized gains on affiliated investments and long-term capital gain distributions received from the affiliated underlying funds.

4. Subsequent Events

The following information applies to the Forward Investment Grade Fixed-Income Fund only:

Change to Principal Investment Strategies: Effective December 1, 2014, the Fund’s Principal Investment Strategies will be as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in exchange-traded funds (“ETFs”), and can opportunistically invest in swaps and futures, that provide exposures to U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of June 30, 2014, the Benchmark’s duration was 5.79.

Change of Advisory Arrangement of the Fund: Effective December 1, 2014, Pacific Investment Management Company will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund.

The following information applies to the Forward Managed Futures Fund only:

Liquidation of Forward Managed Futures Fund: On September 15, 2014, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Managed Futures Strategy Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on October 31, 2014 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The following information applies to the Forward U.S. Government Money Fund only:

Conversion of Class A, Class C and Class Z Shares: At a meeting held on September 15-16, 2014, the Board of Trustees of Forward Funds approved the conversion of the Fund’s Class A and Class C shares into Investor Class shares of the Fund. In addition, the Trust approved the conversion of the Fund’s Class Z shares into Institutional Class shares of the Fund. Accordingly, effective December 15, 2014 (the “Conversion Date”), the Fund’s Class A and Class C shares will convert to Investor Class shares of the Fund. No contingent deferred sales charges (“CDSCs”) will be assessed at the time of conversion. Additionally, effective as of the Conversion Date, the Fund’s Class Z shares will convert to Institutional Class shares of the Fund. After the Conversion Date, the Fund’s Class A, Class C and Class Z shares will be closed to all future purchases and terminated.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 24, 2014

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	November 24, 2014